UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of         BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 12/31/2017

Item 1 — Schedule of Investments

Schedule of Investments (unaudited) December 31, 2017	BlackRock Total Return Fund, Inc. (Percentages shown are based on Net Assets)

Security	Value
Mutual Funds — 100.1%
Master Total Return Portfolio of Master Bond LLC	$11,750,419,736

Total Investments — 100.1% (Cost: $11,721,645,512)	11,750,419,736
Liabilities in Excess of Other Assets — (0.1)%	(13,907,384)

Net Assets — 100.0%	$11,736,512,352

BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $11,750,419,736 and 95.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2017, certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 12.5%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (1 mo. LIBOR US + 0.340%), 1.89%, 04/25/36(a)	USD	5,510	$2,853,096
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.720%), 2.27%, 12/25/33(a)		581	561,329
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.140%), 1.69%, 07/25/36(a)		620	496,952
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.130%), 1.68%, 05/25/37(a)		2,997	994,702
Adagio V CLO Designated Activity Co., Series V-X, Class E, (3 mo. EURIBOR + 6.700%), 6.70%, 10/15/29(a)	EUR	340	417,392
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.100%), 2.46%, 07/15/26(a)(b)	USD	4,730	4,744,325
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 07/25/47(b)(c)		2,227	2,207,330
Series 2016-B, Class A, 4.00%, 09/25/65(b)(c)		3,043	3,038,655
Series 2016-C, Class A, 4.00%, 10/25/57(b)(c)		2,068	2,082,979
Series 2017-A, Class A, 3.47%, 04/25/57(b)(c)		10,010	10,024,556
Series 2017-D, Class A, 3.75%, 12/25/57(b)(d)(e)		14,160	14,160,000
Series 2017-D, Class B, 0.00%, 12/25/57(b)(d)(e)		2,080	1,290,848
Allegro CLO II Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.310%), 2.67%, 01/21/27(a)(b)		2,340	2,350,612
Allegro CLO V Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.240%), 2.61%, 10/16/30(a)(b)		1,100	1,099,540
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.130%), 0.00%, 01/16/30(a)(b)(d)		4,000	4,000,000
ALM V Ltd.:
Series 2012-5A, Class A1R3, (3 mo. LIBOR US + 0.910%), 2.26%, 10/18/27(a)(b)		4,410	4,412,835
Series 2012-5A, Class A2R3, (3 mo. LIBOR US + 1.250%), 2.61%, 10/18/27(a)(b)		1,600	1,601,410
Series 2012-5A, Class BR3, (3 mo. LIBOR US + 1.650%), 3.00%, 10/18/27(a)(b)		2,140	2,142,645
ALM VI Ltd., Series 2012-6A, Class A2RR, (3 mo. LIBOR US + 1.600%), 2.96%, 07/15/26(a)(b)		1,264	1,264,833
ALM XI Ltd., Series 2014-11A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.49%, 10/17/26(a)(b)		14,020	14,073,213
ALM XII Ltd.:
Series 2015-12A, Class A1R, (3 mo. LIBOR US + 1.050%), 2.41%, 04/16/27(a)(b)		10,010	10,032,514
Series 2015-12A, Class BR, (3 mo. LIBOR US + 2.050%), 3.41%, 04/16/27(a)(b)		3,635	3,661,102

Security		Par (000)	Value
ALM XIV Ltd.:
Series 2014-14A, Class A1R, (3 mo. LIBOR US + 1.150%), 2.53%, 07/28/26(a)(b)	USD	10,785	$10,787,487
Series 2014-14A, Class BR, (3 mo. LIBOR US + 2.100%), 3.48%, 07/28/26(a)(b)		1,236	1,236,112
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class BR, (3 mo. LIBOR US + 2.050%), 3.41%, 07/15/27(a)(b)		2,060	2,075,684
ALME Loan Funding V BV, Series 5X, Class E, (3 mo. EURIBOR + 6.000%), 6.00%, 07/15/29(a)	EUR	1,080	1,309,997
AMMC CLO 17 Ltd., Series 2015-17A, Class B, (3 mo. LIBOR US + 2.300%), 3.72%, 11/15/27(a)(b)	USD	1,180	1,190,707
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, (3 mo. LIBOR US + 1.570%), 3.03%, 05/26/28(a)(b)		5,320	5,354,545
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (3 mo. LIBOR US + 2.800%), 4.16%, 10/15/28(a)(b)		720	731,533
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.250%), 2.64%, 11/02/30(a)(b)		750	754,510
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.200%), 2.61%, 11/10/30(a)(b)		540	543,331
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.260%), 2.62%, 07/24/29(a)(b)		2,620	2,639,672
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 2.62%, 07/25/29(a)(b)		5,470	5,517,684
Anchorage Capital CLO 3 Ltd.:
Series 2014-3A, Class A2AR, (3 mo. LIBOR US + 2.050%), 3.43%, 04/28/26(a)(b)		1,620	1,627,175
Series 2014-3A, Class BR, (3 mo. LIBOR US + 2.650%), 4.03%, 04/28/26(a)(b)		500	501,285
Anchorage Capital CLO 4 Ltd., Series 2014-4A, Class A1AR, (3 mo. LIBOR US + 1.140%), 2.52%, 07/28/26(a)(b)		3,080	3,086,859
Anchorage Capital CLO 5 Ltd., Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.200%), 3.56%, 10/15/26(a)(b)		1,690	1,690,037
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.270%), 2.63%, 07/15/30(a)(b)		4,010	4,038,381
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class AR, (3 mo. LIBOR US + 0.960%), 2.32%, 10/15/27(a)(b)		21,810	21,820,342
Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 2.66%, 10/15/27(a)(b)		3,470	3,474,737
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 3.06%, 10/15/27(a)(b)		1,180	1,182,079
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.250%), 2.61%, 10/13/30(a)(b)		2,005	2,012,505
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 3.51%, 10/13/30(a)(b)		1,410	1,426,407
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 0.00%, 01/15/30(a)(b)(d)		7,580	7,580,000

CONSOLIDATED SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Anchorage Capital CLO Ltd.: (continued)
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 0.00%, 01/15/30(a)(b)(d)	USD	2,790	$2,790,000
Apidos CLO XII, Series 2013-12A, Class A, (3 mo. LIBOR US + 1.100%), 2.46%, 04/15/25(a)(b)		13,300	13,325,829
Apidos CLO XV, Series 2013-15A, Class A1R, (3 mo. LIBOR US + 1.100%), 2.46%, 10/20/25(a)(b)		1,080	1,081,561
Apidos CLO XVI, Series 2013-16A, Class A1R, (3 mo. LIBOR US + 0.980%), 2.34%, 01/19/25(a)(b)		2,965	2,970,009
Apidos CLO XVIII, Series 2014-18A, Class A1R, (3 mo. LIBOR US + 1.120%), 2.48%, 07/22/26(a)(b)		880	883,954
Apidos CLO XX, Series 2015-20A, Class A1R, (3 mo. LIBOR US + 1.330%), 2.69%, 01/16/27(a)(b)		2,250	2,268,790
Aqueduct European CLO DAC:
Series 2017-2X, Class B1, (3 mo. EURIBOR + 1.200%), 1.20%, 10/15/30(a)(d)	EUR	1,259	1,512,495
Series 2017-2X, Class E, (3 mo. EURIBOR + 4.400%), 4.40%, 10/15/30(a)(d)		289	336,353
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, (1 mo. LIBOR US + 1.750%), 3.23%, 09/15/25(a)(b)	USD	2,220	2,238,003
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (1 mo. LIBOR US + 0.990%), 2.23%, 11/15/22(a)(b)(d)		3,740	3,742,356
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 3.18%, 09/15/26(a)(b)		3,940	4,002,611
Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.990%), 2.47%, 08/15/27(a)(b)		1,660	1,662,262
Arbour CLO IV DAC, Series 4X, Class E, (3 mo. EURIBOR + 5.600%), 5.60%, 01/15/30(a)	EUR	550	671,450
Arbour CLO Ltd., Series 2014-1X, Class E, (3 mo. EURIBOR + 5.000%), 5.00%, 07/15/27(a)		238	287,436
ARES European CLO VIII BV, Series 8X, Class E, (3 mo. EURIBOR + 6.350%), 6.35%, 02/17/30(a)		281	346,050
ARES XXVIII CLO Ltd.:
Series 2013-3A, Class B1R, (3 mo. LIBOR US + 1.500%), 2.85%, 10/17/24(a)(b)	USD	2,150	2,157,256
Series 2013-3A, Class C1R, (3 mo. LIBOR US + 2.100%), 3.45%, 10/17/24(a)(b)		1,850	1,850,205
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.950%), 3.44%, 12/05/25(a)(b)		1,420	1,436,202
Series 2015-1A, Class B2R, (3 mo. LIBOR US + 2.800%), 4.29%, 12/05/25(a)(b)		500	511,153
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 2.54%, 10/15/30(a)(b)		1,150	1,157,711
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.240%), 1.79%, 05/25/35(a)(d)		4,915	3,759,655
ArrowMark Colorado Holdings:
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.160%), 0.00%, 10/25/30(a)(b)		2,320	2,320,000
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.050%), 0.00%, 10/25/30(a)(b)		1,125	1,125,000

Security		Par (000)	Value
Atlas Senior Loan Fund IV Ltd.:
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 0.980%), 2.40%, 02/17/26(a)(b)	USD	7,030	$7,036,768
Series 2013-2A, Class A2LR, (3 mo. LIBOR US + 1.450%), 2.87%, 02/17/26(a)(b)		3,000	3,001,895
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class CR, (3 mo. LIBOR US + 2.400%), 3.76%, 10/15/26(a)(b)		930	932,314
Atrium X:
Series 10A, Class B1R, (3 mo. LIBOR US + 1.450%), 2.81%, 07/16/25(a)(b)		4,300	4,301,999
Series 10A, Class CR, (3 mo. LIBOR US + 1.950%), 3.31%, 07/16/25(a)(b)		2,070	2,078,707
Atrium XI, Series 11A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.50%, 10/23/25(a)(b)		1,060	1,063,992
Atrium XII, Series 12A, Class CR, (3 mo. LIBOR US + 1.650%), 3.02%, 04/22/27(a)(b)		2,381	2,382,826
Avery Point V CLO Ltd.:
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.980%), 2.33%, 07/17/26(a)(b)		3,620	3,631,083
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.500%), 2.85%, 07/17/26(a)(b)		2,250	2,259,675
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, (3 mo. LIBOR US + 1.500%), 2.86%, 01/15/28(a)(b)		7,916	7,996,158
Avoca Capital CLO X Ltd., Series 10X, Class ER, (3 mo. EURIBOR + 6.050%), 6.05%, 01/15/30(a)	EUR	600	743,474
Avoca CLO XIV Designated Activity Co.:
Series 14X, Class ER, (3 mo. EURIBOR + 4.700%), 4.70%, 01/12/31(a)		690	808,397
Series 14X, Class FR, (3 mo. EURIBOR + 6.350%), 6.35%, 01/12/31(a)		900	1,036,925
Avoca CLO XIV Ltd., Series 14X, Class SUB, 0.00%, 07/12/28(e)		1,290	1,230,843
Avoca CLO XV DAC, Series 15X, Class E, (3 mo. EURIBOR + 5.000%), 5.00%, 01/15/29(a)		470	561,623
Avoca CLO XV Ltd.:
Series 15X, Class F, (3 mo. EURIBOR + 6.750%), 6.75%, 01/15/29(a)		585	687,209
Series 15X, Class M1, 0.00%, 01/15/29(e)		1,100	943,797
Avoca CLO XVII DAC, Series 17X, Class E, (3 mo. EURIBOR + 5.950%), 5.95%, 01/15/30(a)		546	657,243
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 05/15/48(b)	USD	777	773,390
Series 2015-2, Class A, 3.34%, 11/15/48(b)		1,133	1,144,491
Babson CLO Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 2.55%, 10/20/30(a)(b)		2,590	2,611,501
Ballyrock CLO Ltd., Series 2016-1A, Class A, (3 mo. LIBOR US + 1.590%), 2.95%, 10/15/28(a)(b)		1,935	1,965,527
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.93%, 12/10/25(e)		2,790	2,028,768
Battalion CLO IV Ltd., Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.50%, 10/22/25(a)(b)		4,715	4,718,703

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, (1 mo. LIBOR US + 0.500%), 2.56%, 05/28/39(a)(b)	USD	7,633	$6,994,512
Series 2004-B, Class A2, (1 mo. LIBOR US + 0.650%), 2.86%, 05/28/39(a)(b)(d)		733	484,573
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 2.56%, 02/28/40(a)(b)		3,630	3,248,587
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 2.56%, 12/28/40(a)(b)		1,545	1,397,933
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 06/15/30(e)		1,674	689,607
Series 2000-A, Class A3, 7.83%, 06/15/30(e)		1,554	661,589
Series 2000-A, Class A4, 8.29%, 06/15/30(e)		2,661	1,199,533
Bear Stearns Asset-Backed Securities I Trust:
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.730%), 3.28%, 08/25/34(a)		292	289,323
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 2.23%, 12/25/35(a)		1,978	2,232,563
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.170%), 1.72%, 09/25/36(a)		4,086	4,494,998
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.170%), 1.72%, 05/25/35(a)		1,220	1,241,696
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.160%), 1.71%, 01/25/37(a)		894	873,788
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 1.87%, 03/25/37(a)		1,072	784,259
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.140%), 1.69%, 03/25/37(a)		1,177	1,120,577
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 1.69%, 03/25/37(a)		2,327	2,254,212
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.250%), 1.80%, 04/25/37(a)		1,162	1,180,649
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 1.90%, 04/25/37(a)		6,452	5,077,716
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 2.53%, 01/25/36(a)		491	482,048
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (1 mo. LIBOR US + 1.200%), 2.75%, 12/25/36(a)(b)		1,200	1,161,726
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, (3 mo. LIBOR US + 1.490%), 2.85%, 01/20/29(a)(b)		4,020	4,053,137
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.240%), 2.59%, 10/18/29(a)(b)		11,030	11,044,868
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.720%), 3.07%, 10/18/29(a)(b)		3,320	3,354,202
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2, (3 mo. LIBOR US + 2.250%), 3.61%, 01/20/28(a)(b)		3,990	3,997,588
Betony CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.850%), 4.21%, 04/15/27(a)(b)		1,230	1,234,032

Security		Par (000)	Value
BlueMountain CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 2.54%, 10/22/30(a)(b)	USD	850	$854,821
Series 2013-3A, Class AR, (3 mo. LIBOR US + 0.890%), 2.27%, 10/29/25(a)(b)		2,480	2,480,511
Series 2013-3A, Class B1R, (3 mo. LIBOR US + 1.400%), 2.78%, 10/29/25(a)(b)		750	750,253
Series 2013-3A, Class CR, (3 mo. LIBOR US + 1.900%), 3.28%, 10/29/25(a)(b)		3,030	3,032,031
Series 2013-4A, Class AR, (3 mo. LIBOR US + 1.010%), 2.37%, 04/15/25(a)(b)		7,590	7,611,036
Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.260%), 2.64%, 04/30/26(a)(b)		2,400	2,416,353
Series 2014-2A, Class AR, (3 mo. LIBOR US + 0.930%), 2.29%, 07/20/26(a)(b)		670	671,129
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.350%), 2.82%, 11/30/26(a)(b)		3,020	3,038,937
Series 2015-3A, Class A1, (3 mo. LIBOR US + 1.480%), 2.84%, 10/20/27(a)(b)		2,000	2,013,486
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, (3 mo. EURIBOR + 6.600%), 6.60%, 04/25/30(a)	EUR	1,200	1,442,022
Bowman Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.180%), 2.64%, 11/23/25(a)(b)	USD	5,500	5,527,834
Brookside Mill CLO Ltd., Series 2013-1A, Class A1, (3 mo. LIBOR US + 1.150%), 2.50%, 04/17/25(a)(b)		3,717	3,719,773
BSPRT Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.350%), 2.83%, 06/15/27(a)(b)(d)		3,790	3,798,338
Cadogan Square CLO VII BV, Series 7X, Class E, (3 mo. EURIBOR + 6.000%), 6.00%, 05/25/29(a)	EUR	1,000	1,214,479
Cadogan Square CLO X DAC, Series 10X, Class M, 0.00%, 10/15/30(d)(e)		300	332,957
Cairn CLO VI BV, Series 2016-6X, Class E, (3 mo. EURIBOR + 6.250%), 6.25%, 07/25/29(a)		600	727,934
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, (3 mo. LIBOR US + 0.250%), 1.84%, 12/15/20(a)(b)	USD	624	624,316
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class AR, (3 mo. LIBOR US + 1.450%), 2.81%, 01/20/29(a)(b)		6,630	6,725,945
Series 2013-2A, Class AR, (3 mo. LIBOR US + 0.890%), 2.24%, 01/18/29(a)(b)(d)		1,490	1,490,000
Series 2013-4A, Class A1, (3 mo. LIBOR US + 1.470%), 2.83%, 10/15/25(a)(b)		1,880	1,881,267
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.750%), 4.10%, 04/17/25(a)(b)		1,740	1,743,581
Series 2014-3A, Class BR, (3 mo. LIBOR US + 2.150%), 3.52%, 07/27/26(a)(b)		750	750,822
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.000%), 3.36%, 04/20/27(a)(b)		1,160	1,163,358
Carlyle Global Market Strategies Euro CLO DAC, Series 2015-3X, Class D, (3 mo. EURIBOR + 5.550%), 5.55%, 01/15/29(a)	EUR	1,200	1,441,047
Carlyle U.S. CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.180%), 2.67%, 01/15/30(a)(b)	USD	4,620	4,622,982
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class M1, (1 mo. LIBOR US + 0.470%), 2.02%, 12/25/35(a)		2,317	2,302,004

CONSOLIDATED SCHEDULE OF INVESTMENTS	3

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Carrington Mortgage Loan Trust: (continued)
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.120%), 1.67%, 10/25/36(a)	USD	1,111	$738,472
Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 1.71%, 10/25/36(a)		3,698	2,468,932
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.080%), 1.63%, 10/25/36(a)		938	620,692
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.420%), 1.97%, 01/25/36(a)		610	444,317
Series 2006-NC2, Class A3, (1 mo. LIBOR US + 0.150%), 1.70%, 06/25/36(a)		3,195	3,158,727
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 1.79%, 08/25/36(a)		2,003	1,299,288
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 1.71%, 10/25/36(a)		1,180	1,051,931
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.150%), 1.70%, 01/25/37(a)		7,250	5,224,130
Series 2006-NC5, Class A5, (1 mo. LIBOR US + 0.060%), 1.61%, 01/25/37(a)		359	332,249
Series 2007-HE1, Class A2, (1 mo. LIBOR US + 0.150%), 1.70%, 06/25/37(a)		854	844,706
Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 1.77%, 10/25/36(a)		1,440	1,012,144
Catamaran CLO Ltd., Series 2012-1A, Class BR, (3 mo. LIBOR US + 1.950%), 3.58%, 12/20/23(a)(b)		2,830	2,834,029
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 2.58%, 07/20/30(a)(b)		6,050	6,102,593
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.750%), 3.14%, 10/17/29(a)(b)		2,955	2,978,056
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 2.60%, 10/17/29(a)(b)		3,780	3,801,165
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 3.07%, 10/17/29(a)(b)		1,000	1,006,936
C-BASS Trust:
Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.160%), 1.71%, 10/25/36(a)		731	522,631
Series 2006-CB9, Class A2, (1 mo. LIBOR US + 0.110%), 1.66%, 11/25/36(a)		1,238	809,604
Series 2006-CB9, Class A4, (1 mo. LIBOR US + 0.230%), 1.78%, 11/25/36(a)		208	138,795
Series 2007-CB1, Class AF2, 3.71%, 01/25/37(c)		6,182	3,054,166
Series 2007-CB1, Class AF4, 3.71%, 01/25/37(c)		465	229,681
Series 2007-CB5, Class A2, (1 mo. LIBOR US + 0.170%), 1.50%, 04/25/37(a)		1,110	836,637
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, (3 mo. LIBOR US + 1.230%), 2.59%, 07/23/30(a)(b)		1,200	1,206,611
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1, (3 mo. LIBOR US + 1.610%), 2.96%, 07/17/28(a)(b)		1,880	1,891,810
Cedar Funding VIII CLO Ltd.:
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 2.62%, 10/17/30(a)(b)		14,920	14,995,149
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.700%), 3.07%, 10/17/30(a)(b)		2,628	2,646,680

Security		Par (000)	Value
Cedar Funding VIII CLO Ltd.: (continued)
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.250%), 3.62%, 10/17/30(a)(b)	USD	750	$751,980
CIFC Funding Ltd.:
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 3.11%, 07/16/30(a)(b)		500	504,353
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 1.210%), 2.56%, 10/18/30(a)(b)		6,290	6,342,459
Series 2013-4A, Class B1R, (3 mo. LIBOR US + 1.500%), 2.96%, 11/27/24(a)(b)		4,270	4,278,892
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.050%), 2.40%, 04/18/25(a)(b)		3,590	3,598,650
Series 2014-2A, Class A1LR, (3 mo. LIBOR US + 1.200%), 2.65%, 05/24/26(a)(b)		8,484	8,527,201
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.500%), 2.86%, 07/22/26(a)(b)		710	711,919
Series 2014-3A, Class C1R, (3 mo. LIBOR US + 1.900%), 3.26%, 07/22/26(a)(b)		1,120	1,124,611
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.380%), 2.73%, 10/17/26(a)(b)		6,270	6,282,713
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.400%), 2.75%, 01/17/27(a)(b)		26,215	26,307,660
Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.700%), 4.05%, 01/17/27(a)(b)		710	714,051
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.110%), 2.47%, 01/22/31(a)(b)(d)		1,520	1,520,000
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.780%), 2.42%, 04/15/27(a)(b)(d)		2,710	2,707,279
Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.700%), 3.34%, 04/15/27(a)(b)(d)		4,620	4,620,000
Series 2015-3A, Class A, (3 mo. LIBOR US + 1.420%), 2.78%, 10/19/27(a)(b)		3,160	3,179,231
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.24%, 06/25/37(c)		2,830	2,723,246
Citigroup Mortgage Loan Trust:
Series 2006-NC1, Class A2D, (1 mo. LIBOR US + 0.250%), 1.80%, 08/25/36(a)		3,550	2,887,096
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.200%), 1.75%, 05/25/37(a)		7,946	5,908,535
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 1.82%, 05/25/37(a)		3,610	2,704,667
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 1.87%, 11/25/36(a)		3,007	2,552,385
Colony American Homes, Series 2015-1A, Class A, (1 mo. LIBOR US + 1.200%), 2.63%, 07/17/32(a)(b)		8,033	8,060,176
Conseco Finance Corp.:
Series 1998-4, Class M1, 6.83%, 04/01/30(e)		356	314,888
Series 1998-8, Class M1, 6.98%, 09/01/30(e)		2,784	2,321,397
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.500%), 3.98%, 11/15/32(a)		2,038	2,030,324
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(e)		1,639	898,781
Series 2000-4, Class A5, 7.97%, 05/01/32		5,541	2,853,737

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Conseco Finance Securitizations Corp.: (continued)
Series 2000-4, Class A6, 8.31%, 05/01/32(e)	USD	1,391	$746,297
Series 2000-5, Class A6, 7.96%, 05/01/31		2,398	1,585,243
Series 2000-5, Class A7, 8.20%, 05/01/31		4,375	2,967,707
Conseco Financial Corp.:
Series 1997-3, Class M1, 7.53%, 03/15/28(e)		2,201	2,183,217
Series 1997-6, Class M1, 7.21%, 01/15/29(e)		416	407,183
Series 1998-8, Class A1, 6.28%, 09/01/30		1,252	1,309,706
Series 1999-5, Class A5, 7.86%, 03/01/30(e)		1,645	1,324,298
Series 1999-5, Class A6, 7.50%, 03/01/30(e)		1,203	938,707
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, (1 mo. LIBOR US + 0.620%), 2.17%, 09/25/33(a)		662	647,673
Series 2004-5, Class A, (1 mo. LIBOR US + 0.900%), 2.45%, 10/25/34(a)		722	730,732
Series 2005-16, Class 1AF, 5.07%, 05/25/36(e)		4,918	6,094,201
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 1.49%, 09/25/46(a)		338	332,867
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.150%), 1.70%, 03/25/47(a)		348	335,466
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.71%, 01/25/46(a)		915	906,469
Series 2006-S10, Class A3, (1 mo. LIBOR US + 0.320%), 1.87%, 10/25/36(a)		8,702	8,208,516
Series 2006-S3, Class A4, 7.02%, 01/25/29(c)		786	874,697
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.220%), 1.77%, 12/25/25(a)		250	274,379
Series 2007-S3, Class A3, (1 mo. LIBOR US + 0.380%), 1.93%, 05/25/37(a)		3,210	2,898,487
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(e)		1,750	1,875,499
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.43%, 12/25/36(c)		528	442,164
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(c)		852	876,338
Series 2006-SL1, Class A2, 5.56%, 09/25/36(b)(c)		3,349	689,375
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.340%), 1.58%, 07/25/37(a)(b)		799	540,087
Series 2007-RP1, Class A, (1 mo. LIBOR US + 0.310%), 1.86%, 05/25/46(a)(b)		756	662,772
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/29(e)	EUR	2,385	2,572,652
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, (3 mo. EURIBOR + 7.000%), 7.00%, 08/15/29(a)		560	694,484
CVC Cordatus Loan Fund VIII DAC, Series 8X,
Class E, (3 mo. EURIBOR + 5.700%), 5.70%, 04/23/30(a)		300	367,598
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 2AF3, 4.59%, 05/25/36(e)	USD	1,240	1,554,144

Security		Par (000)	Value
CWABS Asset-Backed Certificates Trust: (continued)
Series 2005-17, Class 1AF4, 4.61%, 05/25/36(c)	USD	3,021	$3,587,813
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 1.75%, 03/15/34(a)		1,177	1,057,251
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35		513	598,774
Series 2006-S5, Class A5, 6.16%, 06/25/35		634	702,723
Series 2007-S1, Class A3, 5.81%, 11/25/36(e)		988	986,043
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 1.78%, 12/15/33(a)(b)(d)		1,240	1,141,077
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.190%), 1.67%, 05/15/35(a)(b)		775	742,772
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 1.67%, 05/15/35(a)(b)(d)		420	373,756
Series 2006-RES, Class 5F1A, (1 mo. LIBOR US + 0.240%), 1.72%, 12/15/35(a)(b)		2,614	2,378,668
CWHEQ Revolving Home Equity Loan Trust:
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.180%), 1.66%, 05/15/35(a)		1,048	972,761
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.150%), 1.63%, 11/15/36(a)		2,811	2,241,736
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(b)		7,878	8,109,205
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, (3 mo. LIBOR US + 1.160%), 2.52%, 10/15/26(a)(b)		1,250	1,257,413
Dryden 41 Senior Loan Fund, Series 2015-41A, Class A, (3 mo. LIBOR US + 1.500%), 2.86%, 01/15/28(a)(b)		2,250	2,262,009
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, (3 mo. EURIBOR + 5.750%), 5.75%, 01/15/30(a)	EUR	364	443,756
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 0.00%, 01/15/31(a)(b)	USD	18,720	18,720,000
Dryden 56 Euro CLO BV, Series 2017-56X, Class E, (3 mo. EURIBOR + 4.720%), 4.72%, 01/15/32(a)	EUR	585	676,021
Dryden XXV Senior Loan Fund:
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 2.26%, 10/15/27(a)(b)	USD	9,270	9,288,788
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.850%), 3.21%, 10/15/27(a)(b)		1,340	1,350,172
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 2.62%, 08/15/30(a)(b)		2,090	2,105,957

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (3 mo. EURIBOR + 6.300%), 6.30%, 11/10/30(a)	EUR	400	$491,882
Fannie Mae REMIC Trust, Series 2003-W5, Class A, (1 mo. LIBOR US + 0.110%), 1.66%, 04/25/33(a)	USD	3	2,671
First Franklin Mortgage Loan Trust:
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.050%), 2.60%, 10/25/34(a)		1,000	885,821
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 1.69%, 12/25/36(a)		14,865	9,253,865
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 1.70%, 12/25/36(a)		21,948	18,183,318
Series 2006-FF5, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.71%, 04/25/36(a)		1,211	1,143,944
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 1.95%, 01/25/36(a)		3,556	2,199,463
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.890%), 2.25%, 04/15/27(a)(b)		2,750	2,753,940
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.69%, 02/25/37(a)		8,197	6,594,176
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (3 mo. LIBOR US + 1.200%), 2.56%, 10/15/30(a)(b)		1,350	1,360,749
Galaxy XVI CLO Ltd., Series 2013-16A, Class CR, (3 mo. LIBOR US + 2.250%), 3.67%, 11/16/25(a)(b)		1,000	1,003,533
GCAT LLC, Series 2017-4, Class A1, 3.23%, 05/25/22(b)(c)		2,472	2,472,296
GE-WMC Asset-Backed Pass-Through Certificates:
Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 1.80%, 12/25/35(a)		623	625,840
Series 2005-2, Class M1, (1 mo. LIBOR US + 0.440%), 1.99%, 12/25/35(a)		5,290	3,151,008
GE-WMC Mortgage Securities Trust:
Series 2006-1, Class A2A, (1 mo. LIBOR US + 0.040%), 1.59%, 08/25/36(a)		1,159	720,757
Series 2006-1, Class A2B, (1 mo. LIBOR US + 0.150%), 1.70%, 08/25/36(a)		21,006	13,394,134
Series 2006-1, Class A2C, (1 mo. LIBOR US + 0.240%), 1.79%, 08/25/36(a)		1,532	996,857
GMACM Home Equity Loan Trust, Series 2006-HE4, Class A2, (1 mo. LIBOR US + 0.180%), 1.51%, 12/25/36(a)		137	132,726
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.070%), 2.60%, 01/19/31(a)(b)(d)		1,100	1,100,000
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29(e)		870	935,021
Series 1999-5, Class M2, 9.23%, 12/15/29(e)		1,266	1,083,492
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 3.03%, 03/15/27(a)(b)(d)		1,010	1,009,899
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (3 mo. LIBOR US + 2.350%), 3.70%, 01/17/27(a)(b)		930	933,545

Security		Par (000)	Value
GSAA Home Equity Trust:
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.070%), 1.62%, 03/25/36(a)	USD	18	$10,569
Series 2007-4, Class A3B, (1 mo. LIBOR US + 0.350%), 1.90%, 03/25/37(a)		3,550	492,353
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 03/25/37(e)		558	228,436
GSAMP Trust:
Series 2006-FM2, Class A2B, (1 mo. LIBOR US + 0.120%), 1.67%, 09/25/36(a)		2,885	1,373,184
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 1.75%, 01/25/47(a)		1,134	776,788
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 2.250%), 3.80%, 02/25/47(a)		1,300	1,327,709
GT Loan Financing I Ltd., Series 2013-1A, Class A, (3 mo. LIBOR US + 1.270%), 2.65%, 10/28/24(a)(b)		5,105	5,113,563
Harvest CLO XVI DAC, Series 16X, Class E, (3 mo. EURIBOR + 6.400%), 6.40%, 10/15/29(a)	EUR	480	580,960
Highbridge Loan Management Ltd.:
Series 5A-2015, Class C1R, (3 mo. LIBOR US + 2.100%), 3.48%, 01/29/26(a)(b)	USD	1,920	1,931,615
Series 5A-2015, Class C2R, (3 mo. LIBOR US + 2.100%), 3.48%, 01/29/26(a)(b)		750	752,612
Series 6A-2015, Class A, (3 mo. LIBOR US + 1.450%), 2.84%, 05/05/27(a)(b)		7,500	7,511,200
Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 1.70%, 05/25/37(a)		2,490	2,053,208
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.030%), 3.58%, 07/25/34(a)		716	722,082
Series 2007-B, Class 2A3, (1 mo. LIBOR US + 0.200%), 1.75%, 07/25/37(a)		3,645	2,469,541
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)		2,895	1,129,695
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.720%), 2.20%, 04/15/36(a)		1,566	1,438,784
Invitation Homes Trust:
Series 2015-SFR3, Class A, (1 mo. LIBOR US + 1.300%), 2.76%, 08/17/32(a)(b)		9,023	9,079,441
Series 2015-SFR3, Class E, (1 mo. LIBOR US + 3.750%), 5.21%, 08/17/32(a)(b)		1,582	1,605,753
Irwin Home Equity Loan Trust:
Series 2006-2, Class 2A2, 6.24%, 02/25/36(b)(c)		65	64,828
Series 2006-3, Class 2A3, 6.03%, 09/25/37(b)(c)		1,266	1,229,120
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.270%), 1.82%, 05/25/36(a)		1,170	1,105,609
Series 2006-WF1, Class A3A, 5.83%, 07/25/36(c)		807	439,610
Series 2006-WF1, Class A5, 6.41%, 07/25/36(c)		1,101	598,933
Series 2006-WF1, Class A6, 6.00%, 07/25/36(c)		809	440,282
Jubilee CDO VIII BV, Series VIII-X, Class SUB, (6 mo. EURIBOR + 5.000%), 4.73%, 01/15/24(a)(d)	EUR	464	—

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 0.00%, 01/20/31(a)(b)(d)	USD	8,120	$8,120,000
LCM XIV LP, Series 14A, Class A, (3 mo. LIBOR US + 1.150%), 2.51%, 07/15/25(a)(b)		2,622	2,627,709
LCM XVIII LP:
Series 18A, Class B1, (3 mo. LIBOR US + 2.300%), 3.66%, 04/20/27(a)(b)		2,400	2,403,269
Series 18A, Class C1, (3 mo. LIBOR US + 3.150%), 4.51%, 04/20/27(a)(b)		500	500,261
LCM XXIV Ltd., Series 24A, Class A, (3 mo. LIBOR US + 1.310%), 2.67%, 03/20/30(a)(b)		500	502,131
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(e)		4,790	4,991,810
Series 2002-A, Class C, 0.00%, 06/15/33 .		544	443,347
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 1.64%, 06/25/37(a)(b)		563	393,058
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 01/22/24(b)		14,780	14,745,634
Lime Street CLO Ltd., Series 2007-1A, Class B, (3 mo. LIBOR US + 0.550%), 2.18%, 06/20/21(a)(b)		202	202,026
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27(b)(d).		5,128	5,109,049
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, (1 mo. LIBOR US + 0.220%), 1.77%, 02/25/36(a)		3,893	3,713,835
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.71%, 11/25/36(a)		4,243	2,111,087
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 1.77%, 11/25/36(a)		2,521	1,265,630
Series 2006-2, Class 2A3, (1 mo. LIBOR US + 0.190%), 1.74%, 03/25/46(a)		22,441	11,456,305
Series 2006-2, Class 2A4, (1 mo. LIBOR US + 0.290%), 1.84%, 03/25/46(a)		10,360	5,396,776
Series 2006-3, Class 2A3, (1 mo. LIBOR US + 0.180%), 1.73%, 05/25/46(a)		12,114	5,648,155
Series 2006-3, Class 2A4, (1 mo. LIBOR US + 0.270%), 1.82%, 05/25/46(a)		1,162	551,171
Series 2006-4, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.71%, 05/25/36(a)		12,788	6,587,886
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 1.81%, 05/25/36(a)		9,581	5,025,314
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 1.70%, 06/25/36(a)		1,959	1,160,223
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.71%, 08/25/36(a)		6,852	3,935,340
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.71%, 09/25/36(a)		3,399	1,575,511
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 1.66%, 10/25/36(a)		1,804	893,291
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.71%, 10/25/36(a)		11,488	5,725,680
Series 2006-9, Class 2A4, (1 mo. LIBOR US + 0.230%), 1.78%, 10/25/36(a)		1,816	913,364
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 4.80%, 03/25/32(a)		1,510	1,550,373

Security		Par (000)	Value
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2R, (3 mo. LIBOR US + 1.120%), 2.48%, 07/20/26(a)(b)	USD	26,018	$26,111,899
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 2.55%, 10/21/30(a)(b)		14,970	15,053,085
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 2.52%, 07/29/30(a)(b)		6,150	6,197,976
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.180%), 2.79%, 12/18/30(a)(b)		2,500	2,501,932
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 1.81%, 06/25/36(a)(b)		2,059	1,645,481
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.150%), 1.70%, 06/25/36(a)		6,479	3,782,647
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 1.83%, 05/25/37(a)		1,318	1,097,609
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 1.81%, 06/25/46(a)(b)		671	628,505
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 1.79%, 05/25/37(a)		2,297	1,608,420
Merrill Lynch Mortgage Investors Trust:
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 1.81%, 08/25/37(a)		529	143,312
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.090%), 1.64%, 06/25/37(a)		989	301,082
Morgan Stanley ABS Capital I, Inc. Trust:
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.600%), 2.15%, 12/25/34(a)		820	799,415
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.870%), 2.42%, 09/25/35(a)		4,403	2,018,328
Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 1.68%, 11/25/36(a)		14,823	9,466,459
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, (1 mo. LIBOR US + 0.110%), 1.66%, 11/25/36(a)		1,222	603,587
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (1 mo. LIBOR US + 0.320%), 1.87%, 07/25/37(a)		1,683	1,512,499
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, (3 mo. LIBOR US + 2.180%), 3.54%, 01/20/24(a)(b)		3,020	3,055,923
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, (3 mo. LIBOR US + 1.160%), 2.52%, 07/22/24(a)(b)		1,467	1,470,027
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.250%), 2.61%, 10/20/30(a)(b)		2,820	2,832,603
MP CLO VIII Ltd., Series 2015-2A, Class B, (3 mo. LIBOR US + 2.250%), 3.63%, 10/28/27(a)(b)		3,250	3,253,735
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (1 mo. LIBOR US + 0.180%), 1.73%, 06/25/37(a)		417	413,772

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Navient Private Education Loan Trust:
Series 2014-AA, Class B, 3.50%, 08/15/44(b)	USD	6,000	$5,815,733
Series 2014-CTA, Class B, (1 mo. LIBOR US + 1.750%), 3.23%, 10/17/44(a)(b)		8,550	8,681,330
Series 2016-AA, Class B, 3.50%, 12/16/58(b)(e)		2,040	1,972,091
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class B2R, (3 mo. LIBOR US + 2.170%), 3.53%, 04/15/26(a)(b)		1,875	1,876,831
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, (3 mo. LIBOR US + 0.850%), 0.00%, 01/15/28(a)(b)		1,200	1,200,000
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 2.56%, 10/18/30(a)(b)		3,350	3,364,944
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 1.95%, 10/25/36(a)(b)		431	384,570
Oak Hill Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 1.010%), 2.37%, 10/20/25(a)(b)		540	540,389
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, (3 mo. LIBOR US + 1.120%), 2.48%, 04/20/25(a)(b)		3,633	3,639,328
Oak Hill European Credit Partners IV Designated Activity Co., Series 2015-4X, Class F, (6 mo. EURIBOR + 6.650%), 6.65%, 01/20/30(a)	EUR	670	801,741
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.870%), 0.10%, 10/20/27(a)(b)(d)	USD	500	500,000
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/19(e)		900	711,312
Series 2001-D, Class A4, 6.93%, 09/15/31(e)		572	511,175
Series 2002-B, Class M1, 7.62%, 06/15/32(e)		4,564	3,797,957
OCP CLO Ltd.:
Series 2014-5A, Class A1, (3 mo. LIBOR US + 1.000%), 2.37%, 04/26/26(a)(b)		330	330,019
Series 2014-5A, Class A2, (3 mo. LIBOR US + 1.720%), 3.09%, 04/26/26(a)(b)		610	610,000
Series 2015-10A, Class A1R, (3 mo. LIBOR US + 0.820%), 2.19%, 10/26/27(a)(b)		820	820,443
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.850%), 3.22%, 10/26/27(a)(b)		1,120	1,120,518
Series 2015-8A, Class A1R, (3 mo. LIBOR US + 0.850%), 2.20%, 04/17/27(a)(b)		5,725	5,726,524
Series 2016-12A, Class A1, (3 mo. LIBOR US + 1.570%), 2.92%, 10/18/28(a)(b)		1,350	1,365,193
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.260%), 2.56%, 07/15/30(a)(b)		9,170	9,244,343
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.950%), 3.49%, 11/20/30(a)(b)(d)		500	500,000
OCP Euro CLO DAC:
Series 2017-2X, Class A, (3 mo. EURIBOR + 0.820%), 0.82%, 01/15/32(a)	EUR	600	721,726
Series 2017-2X, Class B, (3 mo. EURIBOR + 1.350%), 1.35%, 01/15/32(a)		750	902,770

Security		Par (000)	Value
OCP Euro CLO DAC: (continued)
Series 2017-2X, Class E, (3 mo. EURIBOR + 5.000%), 5.00%, 01/15/32(a)	EUR	447	$527,151
Series 2017-2X, Class F, (3 mo. EURIBOR + 6.400%), 6.40%, 01/15/32(a)		300	338,520
OCP Euro DAC, Series 2017-1X, Class E, (3 mo. EURIBOR + 5.350%), 5.35%, 06/18/30(a)		200	241,358
Octagon Investment Partners 24 Ltd.:
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.900%), 2.34%, 05/21/27(a)(b)	USD	13,710	13,716,667
Series 2015-1A, Class A2AR, (3 mo. LIBOR US + 1.350%), 2.79%, 05/21/27(a)(b)		9,100	9,106,174
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 2.59%, 01/20/31(a)(b)		1,310	1,312,893
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.100%), 2.46%, 04/15/26(a)(b)		3,100	3,102,297
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, (3 mo. LIBOR US + 1.120%), 2.47%, 07/17/25(a)(b)		5,257	5,266,330
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.680%), 3.05%, 10/25/25(a)(b)		7,240	7,260,727
OFSI Fund VI Ltd., Series 2014-6A, Class A2, (3 mo. LIBOR US + 1.900%), 3.26%, 03/20/25(a)(b)		10,508	10,522,410
OHA Loan Funding LLC, Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 2.51%, 10/20/26(a)(b)		2,844	2,855,090
OHA Loan Funding Ltd., Series 2013-2A, Class A, (3 mo. LIBOR US + 1.270%), 2.58%, 08/23/24(a)(b)		5,005	5,009,155
OneMain Financial Issuance Trust:
Series 2014-2A, Class B, 3.02%, 09/18/24(b)		2,805	2,806,251
Series 2014-2A, Class D, 5.31%, 09/18/24(b)		1,885	1,902,942
Series 2015-1A, Class C, 5.12%, 03/18/26(b)		1,536	1,553,622
Series 2015-2A, Class C, 4.32%, 07/18/25(b)		4,830	4,846,903
Series 2016-2A, Class A, 4.10%, 03/20/28(b)		3,248	3,289,959
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, (1 mo. LIBOR US + 0.640%), 2.19%, 07/25/33(a)		1,049	1,038,576
Option One Mortgage Loan Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.69%, 02/25/37(a)		1,483	1,092,231
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.210%), 1.76%, 03/25/37(a)		2,360	1,654,400
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(c)		14,629	14,386,483
Origen Manufactured Housing Contract Trust: Series 2001-A, Class M1, 7.82%, 03/15/32(e)		1,571	1,548,665

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Origen Manufactured Housing Contract Trust: (continued)
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.200%), 2.68%, 10/15/37(a)(b)	USD	3,344	$3,284,676
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.00%, 01/25/37(c)		1,990	1,839,566
OZLM Funding II Ltd., Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.440%), 2.82%, 10/30/27(a)(b)		19,348	19,394,085
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 2.61%, 10/22/30(a)(b)		13,035	13,120,334
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 3.06%, 10/22/30(a)(b)		2,120	2,142,993
OZLM Funding V Ltd., Series 2013-5A, Class BR, (3 mo. LIBOR US + 2.350%), 3.70%, 01/17/26(a)(b)		3,720	3,725,778
OZLM IX Ltd., Series 2014-9A, Class CR, (3 mo. LIBOR US + 3.550%), 4.91%, 01/20/27(a)(b)		4,360	4,373,888
OZLM VI Ltd., Series 2014-6A, Class BR, (3 mo. LIBOR US + 2.700%), 4.05%, 04/17/26(a)(b)		2,360	2,365,165
OZLM VII Ltd.:
Series 2014-7A, Class A1BR, (3 mo. LIBOR US + 1.150%), 2.50%, 07/17/26(a)(b)		250	250,973
Series 2014-7A, Class B1R, (3 mo. LIBOR US + 2.250%), 3.60%, 07/17/26(a)(b)		1,400	1,403,558
OZLM VIII Ltd.:
Series 2014-8A, Class A1AR, (3 mo. LIBOR US + 1.130%), 2.48%, 10/17/26(a)(b)		3,370	3,379,247
Series 2014-8A, Class BR, (3 mo. LIBOR US + 2.250%), 3.60%, 10/17/26(a)(b)		1,160	1,162,991
OZLM XI Ltd., Series 2015-11A, Class A1R, (3 mo. LIBOR US + 1.250%), 2.63%, 10/30/30(a)(b)		9,443	9,519,839
OZLM XII Ltd., Series 2015-12A, Class A1, (3 mo. LIBOR US + 1.450%), 2.83%, 04/30/27(a)(b)		570	573,672
OZLM XIV Ltd., Series 2015-14A, Class B1, (3 mo. LIBOR US + 3.150%), 4.51%, 01/15/29(a)(b)		1,710	1,711,485
OZLM XIX Ltd., Series 2017-19A, Class A1, (3 mo. LIBOR US + 1.220%), 2.59%, 11/22/30(a)(b)		2,160	2,163,128
OZLM XV Ltd.:
Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 2.85%, 01/20/29(a)(b)		4,740	4,793,203
Series 2016-15A, Class A2A, (3 mo. LIBOR US + 2.100%), 3.46%, 01/20/29(a)(b)		1,940	1,965,992
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.900%), 0.00%, 01/20/31(a)(b)		930	930,000
OZLME BV, Series 1X, Class E, (3 mo. EURIBOR + 6.450%), 6.45%, 01/18/30(a)	EUR	475	584,931
OZLME II DAC, Series 2X, Class E, (3 mo. EURIBOR + 4.900%), 4.90%, 10/15/30(a)		422	490,430
OZLME III DAC:
Series 3X, Class A1, (3 mo. EURIBOR + 0.750%), 0.00%, 08/24/30(a)		2,300	2,759,647
Series 3X, Class E, (3 mo. EURIBOR + 4.800%), 0.00%, 08/24/30(a)		900	1,053,297

Security		Par (000)	Value
OZLME III DAC: (continued)
Series 3X, Class SUB, (3 mo. EURIBOR + 0.000%), 0.00%, 08/24/30(a)	EUR	1,500	$1,619,793
Palmer Square CLO Ltd.:
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.500%), 2.92%, 05/15/25(a)(b)	USD	5,311	5,312,045
Series 2013-2A, Class A1AR, (3 mo. LIBOR US + 1.220%), 2.57%, 10/17/27(a)(b)		2,280	2,290,687
Series 2013-2A, Class BR, (3 mo. LIBOR US + 2.250%), 3.60%, 10/17/27(a)(b)		890	896,923
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 2.86%, 01/17/31(a)(b)(d)		250	250,000
Palmer Square Loan Funding Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 0.740%), 2.06%, 10/15/25(a)(b)		12,010	12,011,740
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.300%), 2.62%, 10/15/25(a)(b)		6,400	6,412,922
Park Avenue Institutional Advisers CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.220%), 2.63%, 11/14/29(a)(b)		6,970	6,994,019
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.700%), 3.11%, 11/14/29(a)(b)		2,940	2,949,992
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(b)(c)(d)		584	585,711
Pretium Mortgage Credit Partners I LLC, Series 2017-NPL2, Class A1, 3.25%, 03/28/57(b)(c)		4,753	4,757,600
Progress Residential Trust: Series 2015-SFR2, Class A, 2.74%, 06/12/32(b)		1,724	1,719,958
Series 2015-SFR3, Class F, 6.64%, 11/12/32(b)		500	527,473
Series 2016-SFR1, Class A, (1 mo. LIBOR US + 1.500%), 2.96%, 09/17/33(a)(b)		4,311	4,359,482
Series 2016-SFR1, Class E, (1 mo. LIBOR US + 3.850%), 5.31%, 09/17/33(a)(b)		2,940	3,017,729
Series 2016-SFR2, Class E, (1 mo. LIBOR US + 3.550%), 5.01%, 01/17/34(a)(b)		1,590	1,631,320
Series 2017-SFR1, Class A, 2.77%, 08/17/34(b)		2,645	2,625,028
Series 2017-SFR1, Class D, 3.57%, 08/17/22(b)		330	327,484
Series 2017-SFR1, Class E, 4.26%, 08/17/22(b)		500	502,016
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (3 mo. LIBOR US + 1.210%), 2.57%, 10/15/30(a)(b)		830	834,049
Race Point X CLO Ltd., Series 2016-10A, Class A, (3 mo. LIBOR US + 1.600%), 2.97%, 07/25/28(a)(b)		5,550	5,601,555
RAMP Series Trust, Series 2007-RS1, Class A3, (1 mo. LIBOR US + 0.170%), 1.72%, 02/25/37(a)		2,283	1,261,121
RAMP Trust, Series 2006-RS6, Class A4, (1 mo. LIBOR US + 0.270%), 1.82%, 11/25/36(a)		6,881	5,763,457
RCO Mortgage LLC, Series 2015-NQM1, Class A, (1 mo. LIBOR US + 3.500%), 5.05%, 11/25/45(a)(b)		172	171,817
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 2.73%, 04/15/29(a)(b)		9,130	9,195,584

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Rockford Tower CLO Ltd.: (continued)
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.800%), 3.16%, 04/15/29(a)(b)	USD	3,870	$3,893,352
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 2.99%, 10/15/29(a)(b)		2,600	2,621,144
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 3.54%, 10/15/29(a)(b)		940	942,082
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 2.80%, 10/20/30(a)(b)		4,510	4,504,784
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.300%), 1.85%, 08/25/36(a)		705	1,240,239
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 1.84%, 01/25/47(a)		1,814	1,094,767
Securitized Asset-Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 1.74%, 11/25/36(a)(b)		3,173	1,987,736
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.350%), 1.90%, 04/25/37(a)(b)		1,217	1,167,159
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.160%), 1.71%, 07/25/36(a)		1,025	375,978
Shackleton CLO Ltd., Series 2014-5A, Class AR, (3 mo. LIBOR US + 1.140%), 2.53%, 05/07/26(a)(b)		14,446	14,468,127
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 2.60%, 07/20/30(a)(b)		3,920	3,946,603
SLC Private Student Loan Trust, Series 2006-A, Class C, (3 mo. LIBOR US + 0.450%), 1.81%, 07/15/36(a)		2,010	1,917,305
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.400%), 1.99%, 06/15/33(a)		3,169	3,108,369
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.330%), 1.92%, 03/15/24(a)		15,358	15,308,309
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.270%), 1.86%, 12/15/39(a)		747	733,860
SLM Private Education Loan Trust:
Series 2013-A, Class B, 2.50%, 03/15/47(b)		620	616,138
Series 2013-B, Class B, 3.00%, 05/16/44(b)		2,095	2,094,093
Series 2013-C, Class A2B, (1 mo. LIBOR US + 1.400%), 2.88%, 10/15/31(a)(b)		327	330,141
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40(b)		3,830	3,833,762
Sound Point CLO II Ltd., Series 2013-1A, Class A1L, (3 mo. LIBOR US + 1.200%), 2.57%, 04/26/25(a)(b)		375	375,716
Sound Point CLO IV Ltd., Series 2013-3A, Class CR, (3 mo. LIBOR US + 2.250%), 3.61%, 01/21/26(a)(b)		1,480	1,485,205
Sound Point CLO V Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.400%), 3.75%, 04/18/26(a)(b)		937	939,167
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.300%), 2.66%, 01/23/27(a)(b)		6,225	6,267,183
Sound Point CLO XI Ltd., Series 2016-1A, Class A, (3 mo. LIBOR US + 1.650%), 3.01%, 07/20/28(a)(b)		5,730	5,778,060
Sound Point CLO XII Ltd., Series 2016-2A, Class A, (3 mo. LIBOR US + 1.660%), 3.02%, 10/20/28(a)(b)		3,010	3,040,550

Security		Par (000)	Value
Sound Point CLO XIV Ltd.:
Series 2016-3A, Class A, (3 mo. LIBOR US + 1.530%), 2.89%, 01/23/29(a)(b)	USD	7,330	$7,396,152
Series 2016-3A, Class C, (3 mo. LIBOR US + 2.650%), 4.01%, 01/23/29(a)(b)		1,000	1,017,660
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.390%), 2.75%, 01/23/29(a)(b)		1,240	1,248,808
Sound Point CLO XVIII Ltd.:
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.120%), 0.00%, 01/20/31(a)(b)(d)		4,020	4,020,000
Series 2017-4A, Class B, (3 mo. LIBOR US + 1.800%), 0.00%, 01/20/31(a)(b)(d)		500	498,250
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.800%), 2.35%, 01/25/35(a)		126	119,218
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29(b) .		9,948	10,010,053
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(b)		3,952	3,965,057
St. Paul’s CLO VI DAC, Series 6X, Class D, (3 mo. EURIBOR + 6.500%), 6.50%, 07/22/29(a)	EUR	680	832,464
Stanwich Mortgage Loan Co. LLC:
Series 2016-NPL2, Class NOTE, 3.72%, 08/16/46(b)(c)(d)	USD	3,664	3,664,329
Series 2017-NPB1, Class A1, 3.60%, 05/17/22(b)(c)(d)		16,205	16,238,895
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 2.88%, 01/15/30(a)(b)		2,040	2,040,737
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.800%), 3.52%, 01/15/30(a)(b)(d)		2,700	2,700,000
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(b)		464	456,619
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (1 mo. LIBOR US + 0.300%), 1.85%, 01/25/35(a)		754	735,541
Symphony CLO VIII LP, Series 2012-8A, Class CR, (3 mo. LIBOR US + 3.050%), 4.75%, 01/09/23(a)(b)		750	751,311
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 2.39%, 10/15/25(a)(b)		3,000	3,004,510
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 2.15%, 11/17/30(a)(b)		3,290	3,307,345
THL Credit Wind River CLO Ltd., Series 2014-2A, Class A2, (3 mo. LIBOR US + 1.450%), 2.81%, 07/15/26(a)(b)		5,080	5,082,979
TIAA CLO II Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.280%), 2.64%, 04/20/29(a)(b)		2,340	2,355,557
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.150%), 2.63%, 01/16/31(a)(b)(d)		5,840	5,840,000
TICP CLO I Ltd., Series 2015-1A, Class A, (3 mo. LIBOR US + 1.500%), 2.86%, 07/20/27(a)(b)		1,000	999,872
TICP CLO III Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.180%), 2.54%, 01/20/27(a)(b)		4,474	4,493,763

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Treman Park CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.370%), 2.73%, 04/20/27(a)(b)	USD	2,000	$2,001,497
Velocity Commercial Capital Loan Trust:
Series 2017-1, Class AFL, (1 mo. LIBOR US + 1.250%), 2.80%, 05/25/47(a)(b)		3,974	4,001,560
Series 2017-1, Class M1, 3.55%, 05/25/47(b)(e)		420	422,029
Series 2017-1, Class M2, 4.45%, 05/25/47(b)(e)		410	405,331
Series 2017-1, Class M3, 5.35%, 05/25/47(b)(e)		410	411,635
Series 2017-2, Class M3, 4.24%, 11/25/47(b)(e)		406	406,301
Series 2017-2, Class M4, 5.00%, 11/25/47(b)(e)		485	485,829
Venture XIX CLO Ltd.:
Series 2014-19A, Class AR, (3 mo. LIBOR US + 1.370%), 2.73%, 01/15/27(a)(b)		1,020	1,021,365
Series 2014-19A, Class BR, (3 mo. LIBOR US + 2.000%), 3.36%, 01/15/27(a)(b)		1,800	1,813,986
Venture XVII CLO Ltd., Series 2014-17A, Class B2R, (3 mo. LIBOR US + 1.600%), 2.96%, 07/15/26(a)(b)		1,970	1,976,464
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.220%), 2.58%, 10/15/29 (a)(b)		9,820	9,833,300
Vibrant CLO III Ltd.:
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.480%), 2.84%, 04/20/26(a)(b)		1,390	1,394,061
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 2.050%), 3.41%, 04/20/26(a)(b)		710	714,237
Vibrant CLO V Ltd., Series 2016-5A, Class A, (3 mo. LIBOR US + 1.550%), 2.91%, 01/20/29(a)(b)		2,480	2,501,834
Voya CLO Ltd.:
Series 2013-3A, Class A1R, (3 mo. LIBOR US + 1.050%), 2.40%, 01/18/26(a)(b)		7,925	7,941,630
Series 2013-3A, Class A2R, (3 mo. LIBOR US + 1.500%), 2.85%, 01/18/26(a)(b)		3,145	3,145,560
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.720%), 2.24%, 07/25/26(a)(b)(d)		2,480	2,480,000
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 0.950%), 2.31%, 10/14/26(a)(b)		4,740	4,751,311
Series 2014-4A, Class BR, (3 mo. LIBOR US + 2.000%), 3.36%, 10/14/26(a)(b)		1,360	1,364,055
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 2.51%, 10/15/30(a)(b)		3,340	3,345,210
Voya Investment Management CLO Ltd., Series 2013-2A, Class A1, (3 mo. LIBOR US + 1.150%), 2.52%, 04/25/25(a)(b)		1,632	1,636,854
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.130%), 1.68%, 07/25/37(a)(b)		2,377	2,182,385
WaMu Asset-Backed Certificates Trust:
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 1.80%, 04/25/37(a)		10,491	5,882,923
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 1.91%, 04/25/37(a)		1,127	639,721
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 1.73%, 09/25/36(a)		5,673	2,869,736

Security		Par (000)	Value
Washington Mutual Asset-Backed Certificates Trust: (continued)
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.160%), 1.71%, 10/25/36(a)	USD	2,407	$1,994,587
Series 2007-HE2, Class 2A2, (1 mo. LIBOR US + 0.220%), 1.77%, 02/25/37(a)		5,858	2,565,078
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.320%), 2.68%, 04/20/29(a)(b)		2,160	2,174,342
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.150%), 2.88%, 01/17/31(a)(b)		4,410	4,410,000
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.950%), 0.00%, 01/17/31(a)(b)		750	750,000
West CLO Ltd., Series 2013-1A, Class A1AR, (3 mo. LIBOR US + 1.160%), 2.55%, 11/07/25(a)(b)		10,930	10,954,441
World Financial Network Credit Card Master Trust:
Series 2012-C, Class B, 3.57%, 08/15/22		3,000	3,033,426
Series 2012-C, Class C, 4.55%, 08/15/22		5,030	5,121,252
Series 2012-D, Class B, 3.34%, 04/17/23		3,551	3,579,457
WVUE, Series 2015-1A, Class A, 7.50%, 09/25/20(b)(c)(d)		634	633,683
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 1.95%, 06/25/37(a)(b)		2,751	1,225,166
York CLO 1 Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.350%), 3.71%, 01/22/27(a)(b)		500	501,738
York CLO-2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.150%), 2.61%, 01/22/31(a)(b)(d)		2,200	2,200,000
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.750%), 3.11%, 10/20/29(a)(b)		2,480	2,493,040

Total Asset-Backed Securities — 12.5% (Cost: $1,527,291,009)			1,539,961,973

		Shares
Common Stocks — 0.6%

Airlines — 0.1%
Delta Air Lines, Inc.(f)		173,089	9,692,984

Banks — 0.2%
Bank of America Corp.		269,859	7,966,238
Citigroup, Inc.		53,380	3,972,006
JPMorgan Chase & Co.		74,746	7,993,337

			19,931,581
Capital Markets — 0.0%
Morgan Stanley		51,755	2,715,585

Diversified Financial Services — 0.1%
Concrete Investment I SCA(d)(g)(h)		22,592	365,944
Concrete Investment II SCA(d)(g)(h)		12,471	—
Leisure Acquisition Corp.		52,528	520,027
Sentinel Energy Services, Inc.		616,364	6,145,149

			7,031,120
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA(g)		786,112	678,883

Energy Equipment & Services — 0.0%
C&J Energy Services, Inc.		110,904	3,711,957

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Shares	Value
Energy Equipment & Services (continued)
Vantage Drilling, Co.(g)		311,000	$2,892

			3,714,849
Health Care Providers & Services — 0.1%
Centene Corp.(g)		39,892	4,024,305
UnitedHealth Group, Inc.		16,860	3,716,956

			7,741,261
Internet Software & Services — 0.0%
Alibaba Group Holding Ltd. - ADR(g)		11,046	1,904,662

Media — 0.0%
Altice USA, Inc., Class A		120,464	2,557,451

Metals & Mining — 0.0%
Northern Graphite Corp.(g)		99,612	38,434

Oil, Gas & Consumable Fuels — 0.0%
Matador Resources Co.(g)(i)		127,594	3,972,001

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc.		10,001	207,821

Real Estate Management & Development — 0.0%
Aroundtown SA		125,201	963,824

Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology, Inc.(f)		18,538	762,283
NVIDIA Corp.		12,140	2,349,090
NXP Semiconductors NV		11,840	1,386,346
QUALCOMM, Inc.		65,134	4,169,879

			8,667,598
Specialty Retail — 0.0%
SMCP SAS		13,282	306,775

Total Common Stocks — 0.6% (Cost: $62,304,392)			70,124,829

		Par (000)
Corporate Bonds — 29.1%

Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20(b)	USD	1,372	1,378,166
4.75%, 10/07/44(b)		259	289,180
Lockheed Martin Corp.:
3.55%, 01/15/26		1,596	1,657,247
3.60%, 03/01/35		4,194	4,227,787
4.50%, 05/15/36		632	708,661
4.07%, 12/15/42		2,100	2,210,755
4.09%, 09/15/52		2,073	2,170,030
Meccanica Holdings USA, Inc., 6.25%, 01/15/40(b)		117	136,020
Northrop Grumman Corp.:
2.93%, 01/15/25		10,230	10,169,219
3.85%, 04/15/45		2,310	2,328,259
United Technologies Corp.:
1.78%, 05/04/18(c)		8,656	8,642,763
4.15%, 05/15/45		2,411	2,568,349
4.05%, 05/04/47		7,250	7,588,420

			44,074,856
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 01/15/34		2,970	3,366,662
3.90%, 02/01/35		5,324	5,408,571
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	200	255,771

			9,031,004

Security		Par (000)	Value
Airlines — 0.3%
American Airlines Group, Inc., 4.63%, 03/01/20(b)	USD	3,144	$3,195,090
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 05/01/27		7,935	7,926,723
ANA Holdings, Inc.:
0.00%, 09/16/22(j)(k)	JPY	10,000	95,296
0.00%, 09/19/24(j)(k)		60,000	577,768
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20	USD	1,017	1,023,356
Delta Air Lines, Inc., 2.88%, 03/13/20		23,797	23,935,088
Gol Finance, Inc., 7.00%, 01/31/25(b)		1,919	1,886,396
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)		1,689	1,642,964
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		407	420,480

			40,703,161
Auto Components — 0.1%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	520	665,760
Aptiv PLC:
4.25%, 01/15/26	USD	4,053	4,301,136
4.40%, 10/01/46		3,304	3,403,372
Grupo-Antolin Irausa SA, 3.25%, 04/30/24	EUR	100	124,772
ZF North America Capital, Inc., 2.75%, 04/27/23		2,000	2,618,545

			11,113,585
Automobiles — 0.0%
Volkswagen Leasing GmbH, 1.13%, 04/04/24		1,055	1,274,056

Banks — 5.8%
Asian Development Bank, 5.90%, 12/20/22	INR	224,060	3,459,428
Banco Espirito Santo SA:
2.63%, 05/08/17(g)(l)	EUR	400	143,982
4.75%, 01/15/18(g)(l)		2,200	772,101
4.00%, 01/21/19(g)(l)		6,300	2,267,710
Bank of America Corp.:
2.25%, 04/21/20	USD	7,485	7,490,229
(3 mo. LIBOR US + 0.000%), 2.37%, 07/21/21(m)		27,085	27,037,558
(3 mo. LIBOR US + 0.000%), 2.33%, 10/01/21(m)		52,140	51,993,012
3.30%, 01/11/23		7,777	7,955,871
3.88%, 08/01/25		13,368	14,100,952
3.50%, 04/19/26		10,681	10,920,286
3.25%, 10/21/27		4,930	4,892,134
4.18%, 11/25/27		13,350	13,940,956
(3 mo. LIBOR US + 0.000%), 3.59%, 07/21/28(m)		2,095	2,129,471
Bankia SA:
(5 yr. Euro Swap + 0.000%), 4.00%, 05/22/24(m)	EUR	1,600	1,996,610
(5 yr. Euro Swap + 0.000%), 3.38%, 03/15/27(m)		100	125,899
Barclays PLC, 4.95%, 01/10/47	USD	7,178	7,965,177
BB&T Corp., 2.45%, 01/15/20		4,200	4,213,901
BNP Paribas SA:
2.95%, 05/23/22(b)		15,300	15,333,286
3.80%, 01/10/24(b)		5,362	5,547,652
BPCE SA, 3.00%, 05/22/22(b)		9,005	9,000,011
Branch Banking & Trust Co., 2.30%, 10/15/18		1,855	1,858,431
CaixaBank SA, (5 yr. Euro Swap + 0.000%), 2.75%, 07/14/28(m)	EUR	600	732,590

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Chong Hing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 3.88%, 07/26/27(m)	USD	670	$665,082
Citigroup, Inc.:
1.80%, 02/05/18		6,961	6,960,271
2.50%, 07/29/19		10,612	10,644,566
2.90%, 12/08/21		17,940	18,058,059
3.50%, 05/15/23		4,389	4,467,512
3.88%, 03/26/25		4,740	4,852,094
(3 mo. LIBOR US + 0.000%), 3.89%, 01/10/28(m)		3,255	3,369,191
(3 mo. LIBOR US + 0.000%), 3.67%, 07/24/28(m)		17,145	17,394,450
4.13%, 07/25/28		16,343	16,843,997
Citizens Bank N.A.:
2.30%, 12/03/18		2,754	2,755,884
2.25%, 03/02/20		14,776	14,705,633
2.65%, 05/26/22		15,070	14,932,181
Commonwealth Bank of Australia, 3.90%, 07/12/47		700	715,582
Credit Agricole SA, 3.25%, 10/04/24(b)		14,160	14,064,736
Credit Mutuel Arkea SA, (5 yr. EURIBOR A (1100 Fft) + 0.000%), 1.88%, 10/25/29(m)	EUR	600	722,615
Dah Sing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 4.25%, 11/30/26(m)	USD	350	354,027
Fifth Third Bank, 2.25%, 06/14/21		7,204	7,135,130
HSBC Holdings PLC:
2.65%, 01/05/22		26,189	26,015,167
(3 mo. LIBOR US + 0.000%), 4.04%, 03/13/28(m)		4,077	4,248,803
ING Groep NV, (5 yr. Euro Swap + 0.000%), 1.63%, 09/26/29(m)	EUR	900	1,082,242
Intesa Sanpaolo SpA:
3.13%, 07/14/22(b)	USD	13,725	13,626,028
5.02%, 06/26/24(b)		15,696	16,071,493
Inversiones Atlantida SA, 8.25%, 07/28/22(b)		829	856,979
JPMorgan Chase & Co.:
2.97%, 01/15/23		32,480	32,752,371
3.90%, 07/15/25		4,236	4,440,781
(3 mo. LIBOR US + 0.000%), 3.54%, 05/01/28(m)		6,390	6,500,844
(3 mo. LIBOR US + 0.000%), 3.88%, 07/24/38(m)		30,210	31,054,909
Lloyds Banking Group PLC, 3.75%, 01/11/27		5,024	5,102,037
Mitsubishi UFJ Financial Group, Inc., 3.00%, 02/22/22		12,326	12,404,303
Mizuho Financial Group, Inc., 2.95%, 02/28/22 .		36,366	36,401,585
National Bank of Greece SA, 2.75%, 10/19/20	EUR	2,750	3,329,086
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.470%), 2.89%, 05/15/23(a)	USD	16,090	16,266,252
(3 mo. LIBOR US + 0.000%), 3.50%, 05/15/23(m)		13,525	13,554,488
Santander Holdings USA, Inc.:
3.70%, 03/28/22(b)		3,310	3,349,832
3.40%, 01/18/23(b)		11,595	11,549,820
Santander UK Group Holdings PLC, 2.88%, 08/05/21		14,289	14,253,992
Shizuoka Bank Ltd., 0.00%, 04/25/18(j)(k)		800	791,000
Sumitomo Mitsui Trust Bank Ltd.:
2.05%, 03/06/19(b)		44,355	44,240,078
1.95%, 09/19/19(b)		15,285	15,162,910
U.S. Bancorp:
2.95%, 07/15/22		7,244	7,341,693
3.15%, 04/27/27		3,630	3,636,645
UniCredit SpA:
6.95%, 10/31/22	EUR	100	147,526

Security		Par (000)	Value
Banks (continued)
UniCredit SpA: (continued)
(5 yr. Euro Swap + 0.000%), 5.75%, 10/28/25(m)	EUR	1,410	$1,880,654
(USD Swap Rate 11:00 am NY 1 + 0.000%), 5.86%, 06/19/32(b)(m)	USD	17,692	18,851,852
Union Bank of the Philippines, 3.37%, 11/29/22 .		1,120	1,119,163
Washington Mutual Escrow Bonds, 0.00%(d)(g)(l)(n)		30,904	2
Wells Fargo & Co.:
2.60%, 07/22/20		4,233	4,259,066
2.55%, 12/07/20		3,376	3,389,675
2.10%, 07/26/21		3,400	3,343,072
2.63%, 07/22/22		24,125	23,995,239
Wing Lung Bank Ltd., 3.75%, 11/22/27(e)		1,230	1,217,577
Woori Bank, 4.75%, 04/30/24		1,800	1,885,567
Yamaguchi Financial Group, Inc., (3 mo. LIBOR US - 0.500%), 1.17%, 03/26/20(a)(j)		1,000	1,043,250

			717,684,238
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		11,072	11,127,556
3.30%, 02/01/23		6,425	6,574,659
3.65%, 02/01/26		32,500	33,539,270
4.70%, 02/01/36		4,315	4,824,815
Anheuser-Busch InBev SA/NV, 2.00%, 03/17/28	EUR	690	883,999
Central American Bottling Corp., 5.75%, 01/31/27(b)	USD	468	492,125
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		400	397,863
Coca-Cola Icecek AS, 4.22%, 09/19/24(b)		1,270	1,289,242
Heineken NV, 1.50%, 10/03/29	EUR	1,500	1,802,809

			60,932,338
Biotechnology — 0.8%
AbbVie, Inc.:
2.50%, 05/14/20	USD	6,302	6,321,421
2.90%, 11/06/22		5,173	5,188,044
4.50%, 05/14/35		35,610	39,111,948
Amgen, Inc.:
2.13%, 05/01/20		4,058	4,036,412
4.40%, 05/01/45		6,271	6,823,090
Baxalta, Inc., 4.00%, 06/23/25		9,045	9,348,711
Gilead Sciences, Inc.:
2.35%, 02/01/20		1,209	1,214,655
2.50%, 09/01/23		3,486	3,441,457
4.60%, 09/01/35		1,057	1,191,000
4.00%, 09/01/36		17,640	18,661,860
4.50%, 02/01/45		2,446	2,718,546
4.15%, 03/01/47		2,451	2,607,070

			100,664,214
Building Products — 0.2%
CRH America Finance, Inc., 3.40%, 05/09/27(b) .		5,790	5,788,685
Johnson Controls International PLC, 5.13%, 09/14/45		5,000	5,869,356
LIXIL Group Corp.:
0.00%, 03/04/20(j)(k)	JPY	80,000	733,082
0.00%, 03/04/22(j)(k)		30,000	283,426
Ply Gem Industries, Inc., 6.50%, 02/01/22	USD	6,082	6,279,665

			18,954,214
Capital Markets — 1.5%
Bagan Capital Ltd., 0.00%, 09/23/21(j)(k)		1,800	1,874,700
CCTI 2017 Ltd., 3.63%, 08/08/22		1,675	1,648,639
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	150	206,185
Credit Suisse AG, 3.00%, 10/29/21	USD	2,841	2,870,150
Credit Suisse Group AG, 4.28%, 01/09/28(b)		2,313	2,411,533

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Capital Markets (continued)
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 03/26/20	USD	7,681	$7,710,947
4.88%, 05/15/45		2,635	3,032,991
Goldman Sachs Group, Inc.:
2.63%, 01/31/19		10,208	10,252,099
2.00%, 04/25/19		2,308	2,301,042
2.60%, 04/23/20		5,099	5,105,943
2.75%, 09/15/20		2,492	2,504,453
2.63%, 04/25/21		4,993	4,989,530
2.35%, 11/15/21		14,988	14,760,774
(3 mo. LIBOR US + 0.000%), 4.02%, 10/31/38(m)		4,160	4,278,109
Haitong International Securities Group Ltd., 0.00%, 10/25/21(j)(k)	HKD	12,000	1,549,371
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(d)	USD	7,360	1
Macquarie Group Ltd.:
(3 mo. LIBOR US + 0.000%), 3.19%, 11/28/23(m)		1,900	1,886,776
(3 mo. LIBOR US + 0.000%), 3.76%, 11/28/28(m)		1,400	1,391,530
Modernland Overseas Pte Ltd., 6.95%, 04/13/24		500	510,321
Moody’s Corp., 2.75%, 12/15/21		6,246	6,253,833
Morgan Stanley:
2.80%, 06/16/20		8,614	8,691,721
2.75%, 05/19/22		34,460	34,333,510
3.75%, 02/25/23		5,956	6,172,568
3.70%, 10/23/24		6,314	6,524,430
(3 mo. LIBOR US + 0.000%), 3.59%, 07/22/28(m)		20,490	20,678,585
(3 mo. LIBOR US + 0.000%), 3.97%, 07/22/38(m)		7,355	7,616,061
Northern Trust Corp., (3 mo. LIBOR US + 0.000%), 3.38%, 05/08/32(m)		5,200	5,180,724
SBI Holdings, Inc., 0.00%, 09/14/22(j)(k)	JPY	140,000	1,755,048
State Street Corp., 2.65%, 05/19/26	USD	3,056	2,972,920
UBS Group Funding Switzerland AG:
4.13%, 09/24/25(b)		2,534	2,659,316
4.25%, 03/23/28(b)		16,171	17,039,197

			189,163,007
Chemicals — 0.2%
Agrium, Inc., 4.13%, 03/15/35(o)		2,135	2,205,647
CTC BondCo GmbH, 5.25%, 12/15/25	EUR	200	240,058
Cydsa SAB de CV, 6.25%, 10/04/27(b)	USD	1,904	1,920,660
Dow Chemical Co.:
4.38%, 11/15/42		1,370	1,441,462
4.63%, 10/01/44		2,072	2,265,103
E.I. du Pont de Nemours & Co., 2.20%, 05/01/20		2,765	2,762,563
Eastman Chemical Co., 4.80%, 09/01/42		2,205	2,424,464
Kansai Paint Co. Ltd.:
0.00%, 06/17/19(j)(k)	JPY	90,000	917,573
0.00%, 06/17/22(j)(k)		80,000	785,445
Mexichem SAB de CV, 5.50%, 01/15/48(b)	USD	1,440	1,402,200
Mitsubishi Chemical Holdings Corp.:
0.00%, 03/30/22(j)(k)	JPY	150,000	1,490,681
0.00%, 03/29/24(j)(k)		40,000	408,254
Monsanto Co., 3.60%, 07/15/42	USD	2,845	2,606,633
Rock International Investment, Inc., 6.63%, 03/27/20		562	538,162
Sherwin-Williams Co.:
4.00%, 12/15/42		971	973,622
4.50%, 06/01/47		2,050	2,241,356
Tianqi Finco Co. Ltd., 3.75%, 11/28/22		292	287,755

Security		Par (000)	Value
Chemicals (continued)
Toray Industries, Inc., 0.00%, 08/30/19(j)(k)	JPY	50,000	$540,271

			25,451,909
Commercial Services & Supplies — 0.4%
Asia View Ltd., 1.50%, 08/08/19(j)	USD	500	548,625
Aviation Capital Group Corp., 2.88%, 09/17/18(b)		6,335	6,356,257
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(b)		102	108,635
Northwestern University, 3.66%, 12/01/57		8,349	8,581,108
Pitney Bowes, Inc., 4.13%, 05/15/22		9,471	8,701,481
RAG-Stiftung, 0.00%, 12/31/18(j)(k)	EUR	1,200	1,482,348
Rentokil Initial PLC, 0.95%, 11/22/24		900	1,065,446
University of Notre Dame du Lac, 3.39%, 02/15/48	USD	4,615	4,602,721
University of Southern California, 3.03%, 10/01/39		2,787	2,660,333
Waste Management, Inc., 3.90%, 03/01/35		10,726	11,244,773

			45,351,727
Communications Equipment — 0.0%
Harris Corp., 2.70%, 04/27/20		1,299	1,304,222
Juniper Networks, Inc., 3.30%, 06/15/20		2,728	2,763,378

			4,067,600
Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17 (g)(l)	CNH	340	36,312
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19	USD	550	550,058
GS Engineering & Construction Corp., 4.50%, 07/21/21(j)		600	654,000
Kandenko Co. Ltd., 0.00%, 03/31/21(j)(k)	JPY	30,000	308,853
Shimizu Corp., 0.00%, 10/16/20(j)(k)		50,000	482,805

			2,032,028
Construction Materials — 0.1%
Buzzi Unicem SpA, 2.13%, 04/28/23	EUR	1,000	1,262,136
LafargeHolcim Finance U.S. LLC, 4.75%, 09/22/46(b)	USD	6,995	7,410,684

			8,672,820
Consumer Finance — 0.8%
American Express Credit Corp.:
2.25%, 08/15/19		6,261	6,274,080
3.30%, 05/03/27		2,465	2,501,414
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		1,882	1,952,575
Discover Financial Services, 4.10%, 02/09/27		3,062	3,136,503
Ford Motor Credit Co. LLC, 3.22%, 01/09/22		31,165	31,357,003
General Motors Financial Co., Inc.:
3.10%, 01/15/19		1,546	1,554,274
3.70%, 11/24/20		4,313	4,427,652
3.20%, 07/06/21		15,382	15,532,143
3.15%, 06/30/22		15,215	15,203,167
4.00%, 01/15/25		6,362	6,536,763
Hyundai Capital Services, Inc., 3.00%, 08/29/22		1,150	1,126,482
Synchrony Financial:
2.60%, 01/15/19		3,356	3,362,349
2.70%, 02/03/20		1,986	1,990,964
4.50%, 07/23/25		4,007	4,187,332
Tarjeta Naranja SA, (30 to 35 Days Argentina Deposit Rates Badlar Private Banks + 3.500%), 26.56%, 04/11/22(a)(b)		3,141	3,054,622

			102,197,323

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 05/15/24	EUR	100	$131,945
DS Smith PLC, 1.38%, 07/26/24		2,800	3,371,228
International Paper Co., 4.35%, 08/15/48	USD	14,560	15,201,184
Kleopatra Holdings 1 SCA, 8.50% (8.50% Cash or 8.50% PIK), 06/30/23(p)	EUR	700	852,298
Overseas Chinese Town Asia Holdings Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 4.30%(m)(n)	USD	1,485	1,477,669
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75%, 10/15/20		5,984	6,074,004

			27,108,328
Distributors — 0.0%
Docuformas SAPI de CV, 9.25%, 10/11/22(b)		952	940,100

Diversified Consumer Services — 0.0%
Massachusetts Institute of Technology, 3.96%, 07/01/38		1,385	1,527,246
Wesleyan University, 4.78%, 07/01/16		2,607	2,767,434

			4,294,680
Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		12,390	12,988,210
3.50%, 05/26/22		14,561	14,777,375
Altice Financing SA:
6.63%, 02/15/23(b)		200	209,420
7.50%, 05/15/26(b)		3,690	3,929,850
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	136,331
AYC Finance Ltd., 0.50%, 05/02/19(j)	USD	600	666,000
Banca IFIS SpA, (5 yr. Euro Swap + 0.000%), 4.50%, 10/17/27(m)	EUR	1,475	1,789,871
Baoxin Auto Finance I Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 5.63%(m)	USD	1,400	1,380,866
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43(q)		5,540	6,792,298
Blackstone Holdings Finance Co. LLC, 4.00%, 10/02/47(b)		6,920	6,892,513
BP Capital Markets PLC, 3.22%, 04/14/24		14,230	14,580,534
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	400	564,902
Capital Stage Finance BV, (5 yr. Euro Swap + 0.000%), 5.25%(j)(m)(n)	EUR	900	1,136,555
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27	USD	600	587,270
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(b)		3,640	3,657,659
EC Finance PLC, 2.38%, 11/15/22	EUR	100	122,736
Enel Finance International NV:
2.88%, 05/25/22(b)	USD	11,450	11,418,881
3.63%, 05/25/27(b)		12,950	12,866,520
3.50%, 04/06/28(b)		20,150	19,709,276
Energuate Trust, 5.88%, 05/03/27(b)		747	772,137
Fidelity International Ltd., 2.50%, 11/04/26	EUR	1,100	1,389,549
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	USD	16,425	17,776,064
Glencore Funding LLC, 4.00%, 03/27/27(b)		12,200	12,249,014
Gohl Capital Ltd., 4.25%, 01/24/27		1,542	1,581,363
Guojing Capital BVI Ltd., 3.95%, 12/11/22		500	492,230
HPHT Finance 17 Ltd., 2.75%, 09/11/22		1,015	989,787
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	775	914,406
Hyundai Capital America, 2.55%, 04/03/20(b)	USD	21,316	21,142,035
Jerrold Finco PLC:
6.25%, 09/15/21	GBP	700	977,000

Security		Par (000)	Value
Diversified Financial Services (continued)
Jerrold Finco PLC: (continued)
6.13%, 01/15/24	GBP	1,100	$1,514,552
Ladbrokes Group Finance PLC, 5.13%, 09/08/23		1,100	1,610,658
LHC3 PLC, 4.13% (4.13% Cash or 4.88% PIK), 08/15/24(p)	EUR	1,138	1,394,441
Minejesa Capital BV:
4.63%, 08/10/30	USD	1,325	1,355,051
5.63%, 08/10/37		200	213,244
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	435,375
ORIX Corp., 2.90%, 07/18/22		4,455	4,439,409
Pearl Holding III Ltd., 9.50%, 12/11/22		600	597,839
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		890	838,825
Santos Finance Ltd., 4.13%, 09/14/27		2,200	2,169,957
Shell International Finance BV:
4.13%, 05/11/35		7,018	7,655,635
3.63%, 08/21/42		2,135	2,107,927
3.75%, 09/12/46		7,015	7,154,742
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	2,300	2,902,954
SPARC EM SPC Panama Metro Line 2 SP, 0.00%, 12/05/22(b)(k)	USD	518	475,265
Virgin Media Secured Finance PLC:
5.50%, 01/15/25	GBP	90	126,039
6.25%, 03/28/29		1,584	2,289,450
Volcan Holdings II PLC, 3.88%, 10/10/20(j)		1,300	1,952,650
Volcan Holdings PLC, 4.13%, 04/11/20(j)		3,600	5,808,333
Woodside Finance Ltd., 3.65%, 03/05/25(b)	USD	562	565,408
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22		520	516,578

			218,614,984
Diversified Telecommunication Services — 1.4%
Altice Finco SA, 4.75%, 01/15/28	EUR	1,000	1,142,854
AT&T Inc.:
4.25%, 03/01/27	USD	6,635	6,763,829
3.90%, 08/14/27		8,965	9,024,902
4.30%, 02/15/30(b)		4,243	4,231,140
5.25%, 03/01/37		6,954	7,354,716
5.15%, 02/14/50		24,260	24,562,383
Axtel SAB de CV, 6.38%, 11/14/24(b)		1,880	1,936,400
British Telecommunications PLC, 1.00%, 11/21/24	EUR	425	505,990
Cellnex Telecom SA, 2.38%, 01/16/24		900	1,090,228
OTE PLC, 3.50%, 07/09/20		100	126,170
Telecom Italia Finance SA, 7.75%, 01/24/33		780	1,437,156
Telecom Italia SpA, 1.13%, 03/26/22(j)		5,200	6,235,707
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27		100	130,196
Verizon Communications, Inc.:
(3 mo. LIBOR US + 0.550%), 2.00%, 05/22/20(a)	USD	81,350	81,822,990
1.38%, 10/27/26	EUR	1,270	1,514,144
4.13%, 03/16/27	USD	12,210	12,731,525
1.88%, 10/26/29	EUR	600	716,631
4.50%, 08/10/33	USD	11,380	11,935,681
4.40%, 11/01/34		2,549	2,597,531
2.88%, 01/15/38	EUR	750	911,290
Ziggo Bond Finance BV, 4.63%, 01/15/25		255	315,091
Ziggo Secured Finance BV, 4.25%, 01/15/27		150	186,798

			177,273,352
Electric Utilities — 0.9%
1MDB Energy Ltd., 5.99%, 05/11/22	USD	1,000	1,080,914
Baltimore Gas & Electric Co., 3.50%, 08/15/46		2,327	2,279,942
Chugoku Electric Power Co., Inc.:
0.00%, 03/25/20(j)(k)	JPY	10,000	87,775
0.00%, 01/25/22(j)(k)		60,000	547,149
Duke Energy Corp.:
4.80%, 12/15/45	USD	6,485	7,494,622
3.75%, 09/01/46		6,955	6,877,876

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electric Utilities (continued)
Emera U.S. Finance LP:
2.15%, 06/15/19	USD	4,838	$4,819,179
2.70%, 06/15/21		7,299	7,281,222
Entergy Corp., 2.95%, 09/01/26		6,108	5,942,743
Eversource Energy, 2.90%, 10/01/24		8,685	8,618,921
Exelon Corp.:
2.85%, 06/15/20		6,160	6,217,438
2.45%, 04/15/21		1,306	1,300,079
4.95%, 06/15/35		1,409	1,606,746
4.45%, 04/15/46		13,500	14,670,769
FirstEnergy Corp., 4.85%, 07/15/47		6,765	7,549,661
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)		2,861	3,195,880
ITC Holdings Corp., 2.70%, 11/15/22(b)		4,730	4,721,449
Kyushu Electric Power Co., Inc., 0.00%, 03/31/22(j)(k)	JPY	30,000	271,578
MidAmerican Energy Co., 4.40%, 10/15/44	USD	2,689	3,061,447
Northern States Power Co., 3.40%, 08/15/42		4,895	4,844,512
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41		3,475	4,016,463
Pampa Energia SA:
7.38%, 07/21/23(b)		1,527	1,664,430
7.50%, 01/24/27(b)		1,398	1,531,006
Southern Co., 4.40%, 07/01/46		6,780	7,220,514
Tohoku Electric Power Co., Inc.:
0.00%, 12/03/18(j)(k)	JPY	10,000	87,752
0.00%, 12/03/20(j)(k)		110,000	974,063
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)	USD	6,547	6,791,437

			114,755,567
Electrical Equipment — 0.0%
AE-Rotor Holding BV, 4.97%, 03/28/18		35	34,955
Suzlon Energy Ltd., 5.75%, 07/16/19(c)(j)		500	512,500

			547,455
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 3.20%, 04/01/24		3,096	3,116,932
Belden, Inc., 2.88%, 09/15/25	EUR	150	180,056
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22(j)(k)	USD	600	598,500
Hosiden Corp., 0.00%, 09/20/24(j)(k)	JPY	30,000	292,212
TPK Holding Co. Ltd., 0.00%, 04/08/20(j)(k)	USD	1,750	1,798,125
Zhen Ding Technology Holding Ltd., 0.00%, 06/26/19(j)(k)		600	605,250

			6,591,075
Energy Equipment & Services — 0.3%
Anton Oilfield Services Group, 9.75%, 12/05/20		800	813,000
Halliburton Co., 3.80%, 11/15/25		22,440	23,321,134
Nabors Industries, Inc., 5.50%, 01/15/23		2	1,940
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)		5,877	5,953,123
SEACOR Holdings, Inc., 3.00%, 11/15/28(j)		4,204	3,970,153

			34,059,350
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.:
3.30%, 02/15/21		2,758	2,808,570
3.45%, 09/15/21		2,787	2,848,555
3.50%, 01/31/23		783	800,618
3.00%, 06/15/23		29,080	29,003,843
5.00%, 02/15/24		785	859,863
4.40%, 02/15/26		541	568,907
Boston Properties LP, 3.65%, 02/01/26		8,125	8,254,078
Cromwell SPV Finance Property Ltd., 2.00%, 02/04/20(j)	EUR	800	958,677

Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.:
3.40%, 02/15/21	USD	1,628	$1,662,577
2.25%, 09/01/21		5,986	5,885,027
3.20%, 09/01/24		11,755	11,633,114
Emirates Reit Sukuk Ltd., 5.13%, 12/12/22		600	599,106
Equinix, Inc., 2.88%, 10/01/25	EUR	501	605,631
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18	USD	935	942,012
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25	EUR	700	831,228
2.50%, 11/28/29		900	1,068,286
Iron Mountain, Inc., 3.00%, 01/15/25		200	243,533
SELP Finance S.à r.l., 1.50%, 11/20/25		600	717,009
Suntec Real Estate Investment Trust, 1.75%, 11/30/24(j)	SGD	1,500	1,140,671
Trust F/1401, 6.95%, 01/30/44	USD	700	761,250
Wereldhave NV, 1.00%, 05/22/19(j)	EUR	600	727,107

			72,919,662
Food & Staples Retailing — 0.2%
CVS Health Corp.:
4.00%, 12/05/23	USD	6,885	7,158,437
5.13%, 07/20/45		3,655	4,188,974
Picard Groupe SAS, (3 mo. EURIBOR + 3.000%), 3.00%, 11/30/23(a)	EUR	419	503,992
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44	USD	9,857	10,612,494
4.65%, 06/01/46		267	281,271

			22,745,168
Food Products — 0.1%
Arcor SAIC, 6.00%, 07/06/23(b)		661	701,486
CP Foods Holdings Ltd., 0.50%, 09/22/21(j)		1,200	1,326,000
Ezaki Glico Co. Ltd., 0.00%, 01/30/24(j)(k)	JPY	10,000	93,299
Kraft Heinz Foods Co.:
4.13%, 07/01/27	GBP	600	901,980
4.38%, 06/01/46	USD	7,895	7,820,389
Marfrig Holdings Europe BV, 8.00%, 06/08/23(b)		451	470,167
Tyson Foods, Inc., 3.95%, 08/15/24		5,440	5,721,093

			17,034,414
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories:
2.80%, 09/15/20		2,980	3,000,042
3.88%, 09/15/25		952	984,675
3.75%, 11/30/26		29,785	30,585,208
Becton Dickinson and Co.:
2.13%, 06/06/19		16,315	16,278,347
2.68%, 12/15/19		4,549	4,565,441
2.89%, 06/06/22		11,575	11,502,594
4.69%, 12/15/44		703	768,728
Boston Scientific Corp., 2.65%, 10/01/18		3,738	3,752,752
Medtronic, Inc., 4.38%, 03/15/35		7,820	8,815,594
Stryker Corp., 4.63%, 03/15/46		2,325	2,640,303

			82,893,684
Health Care Providers & Services — 0.9%
Aetna, Inc.:
4.50%, 05/15/42		2,824	3,024,463
4.13%, 11/15/42		1,329	1,345,975
4.75%, 03/15/44		1,703	1,901,245
3.88%, 08/15/47		6,240	6,149,633
AHS Hospital Corp., 5.02%, 07/01/45		1,432	1,733,039
Anthem, Inc.:
1.88%, 01/15/18		9,949	9,948,325
2.30%, 07/15/18		14,113	14,143,802
Baylor Scott & White Holdings, 4.19%, 11/15/45		1,525	1,634,641

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
Catholic Health Initiatives, 4.35%, 11/01/42	USD	1,075	$1,037,779
Cigna Corp., 3.25%, 04/15/25		7,074	7,108,493
Constantin Investissement 3 SASU, 5.38%, 04/15/25	EUR	100	121,066
HCA, Inc.:
3.75%, 03/15/19	USD	6,175	6,229,031
6.50%, 02/15/20		9,556	10,129,360
Kaiser Foundation Hospitals, 4.15%, 05/01/47		8,799	9,507,684
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		2,946	2,953,757
New York & Presbyterian Hospital, 3.56%, 08/01/36		1,321	1,331,327
Northwell Healthcare, Inc., 4.26%, 11/01/47		1,674	1,711,874
Ochsner Clinic Foundation, 5.90%, 05/15/45		1,305	1,703,918
RWJ Barnabas Health, Inc., 3.95%, 07/01/46		848	864,484
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		1,250	1,439,472
SSM Health Care Corp., 3.82%, 06/01/27		8,447	8,759,682
Tenet Healthcare Corp., 6.00%, 10/01/20		10,660	11,270,818
Trinity Health Corp., 4.13%, 12/01/45		3,449	3,657,006
UnitedHealth Group, Inc.:
2.70%, 07/15/20		1,721	1,740,897
4.63%, 07/15/35		689	802,396
4.20%, 01/15/47		3,410	3,674,464

			113,924,631
Hotels, Restaurants & Leisure — 0.3%
Burger King France SAS, (3 mo. EURIBOR + 5.250%), 5.25%, 05/01/23(a)	EUR	461	564,125
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22	USD	7,682	8,219,740
China Lodging Group Ltd., 0.38%, 11/01/22(b)(j)		1,100	1,194,875
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21	EUR	800	1,011,941
7.63%, 11/01/21(b)	USD	200	203,040
HIS Co. Ltd.:
0.00%, 08/30/19(j)(k)	JPY	110,000	1,042,157
0.00%, 11/15/24(j)(k)		50,000	482,583
McDonald’s Corp.:
0.63%, 01/29/24	EUR	400	476,230
4.70%, 12/09/35	USD	7,860	8,927,939
4.88%, 12/09/45		1,005	1,164,241
Pizzaexpress Financing 2 PLC, 6.63%, 08/01/21	GBP	520	673,993
Resorttrust, Inc., 0.00%, 12/01/21(j)(k)	JPY	120,000	1,134,236
REXLot Holdings Ltd., 4.50%, 04/17/19(j)	HKD	1,161	118,865
Schumann SpA, 7.00%, 07/31/23	EUR	1,180	1,447,707
Scientific Games International, Inc.:
7.00%, 01/01/22(b)	USD	2,341	2,466,829
10.00%, 12/01/22		3,613	3,965,268
Unique Pub Finance Co. PLC:
Series A4, 4.90%, 06/30/27	GBP	2,264	3,453,672
Series N, 6.46%, 03/30/32		1,273	1,696,770

			38,244,211
Household Durables — 0.2%
Harvest International Co., 0.00%, 11/21/22(j)(k)	HKD	14,000	1,775,344
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20(j)(k)	JPY	100,000	930,774
K Hovnanian Enterprises, Inc.:
10.00%, 07/15/22(b)	USD	3,774	4,151,400
10.50%, 07/15/24(b)		2,016	2,313,360
Newell Brands, Inc.:
2.88%, 12/01/19		6,986	7,042,126
5.38%, 04/01/36		2,155	2,522,183

			18,735,187
Independent Power and Renewable Electricity Producers — 0.2%
AES Panama SRL, 6.00%, 06/25/22(b)		527	552,691

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
China Yangtze Power International BVI 1 Ltd., 0.00%, 11/09/21(j)(k)	USD	1,600	$1,754,400
Colbun SA, 3.95%, 10/11/27(b)		1,355	1,351,612
Genneia SA, 8.75%, 01/20/22(b)		1,884	2,070,497
Inkia Energy Ltd., 5.88%, 11/09/27(b)		1,662	1,671,573
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27(b)		1,497	1,473,048
Stoneway Capital Corp., 10.00%, 03/01/27(b)		3,898	4,144,704
Talen Energy Supply LLC:
6.50%, 06/01/25		4,411	3,561,882
10.50%, 01/15/26(b)		3,042	3,010,972

			19,591,379
Industrial Conglomerates — 0.1%
Eaton Corp., 2.75%, 11/02/22		3,529	3,539,322
General Electric Co., 4.50%, 03/11/44		5,863	6,494,857
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		1,244	1,288,174
Honeywell International, Inc., 3.81%, 11/21/47(b)		1,550	1,611,771
Tyco Electronics Group SA:
3.45%, 08/01/24		865	889,229
3.13%, 08/15/27		1,860	1,856,175

			15,679,528
Insurance — 0.4%
Allstate Corp., 4.20%, 12/15/46		3,745	4,086,094
American International Group, Inc., 3.88%, 01/15/35		2,099	2,106,916
Aon PLC, 4.75%, 05/15/45		1,475	1,640,043
BNP Paribas Cardif SA, (3 mo. EURIBOR + 0.000%), 4.03%(m)(n)	EUR	700	947,912
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	USD	1,311	1,291,652
CNP Assurances, (3 mo. EURIBOR + 0.000%), 4.50%, 06/10/47(m)	EUR	—	—
Delta Lloyd NV, (3 mo. EURIBOR + 0.000%), 4.38%(m)		400	535,563
KIRS Midco 3 PLC, 8.38%, 07/15/23	GBP	1,700	2,328,348
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26	USD	672	701,823
4.35%, 01/30/47		751	831,867
MetLife, Inc., 4.60%, 05/13/46		4,810	5,486,573
Principal Financial Group, Inc., 4.30%, 11/15/46		7,100	7,594,155
QBE Insurance Group Ltd., (10 yr. Swap Semi 30/360 US + 0.000%), 5.88%, 06/17/46(m)		450	488,862
Travelers Cos., Inc.:
4.60%, 08/01/43		3,289	3,797,315
4.00%, 05/30/47		4,555	4,850,360
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		657	628,340
Willis North America, Inc., 3.60%, 05/15/24		15,850	16,113,160

			53,428,983
Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc.:
3.88%, 08/22/37(b)		17,165	18,213,770
4.95%, 12/05/44		22,100	26,863,973
4.05%, 08/22/47(b)		1,900	2,047,662
Ctrip.com International Ltd., 1.25%, 09/15/22(j)		162	165,442

			47,290,847
Internet Software & Services — 0.0%
United Group BV, (3 mo. EURIBOR + 4.380%), 4.38%, 07/01/23(a)	EUR	100	120,724
VeriSign, Inc., 4.63%, 05/01/23	USD	2,056	2,109,970
Weibo Corp., 1.25%, 11/15/22(j)		957	1,050,906

			3,281,600
IT Services — 0.2%
DXC Technology Co., 2.88%, 03/27/20		3,373	3,389,408

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
IT Services (continued)
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	USD	277	$284,610
4.50%, 08/15/46		1,179	1,228,963
Total System Services, Inc., 4.80%, 04/01/26		8,040	8,698,425
Transcosmos, Inc., 0.00%, 12/22/20(j)(k)	JPY	40,000	360,772
Vantiv LLC/Vanity Issuer Corp., 3.88%, 11/15/25(b)	GBP	1,267	1,724,322
Visa, Inc., 4.15%, 12/14/35	USD	6,159	6,838,091

			22,524,591
Leisure Products — 0.0%
Universal Entertainment Corp., 8.50% (6.00% Cash and 2.50% PIK), 08/24/20(b)(p)		2,152	2,227,316

Life Sciences Tools & Services — 0.2%
Eurofins Scientific SE, 2.13%, 07/25/24	EUR	775	949,023
Thermo Fisher Scientific, Inc.:
4.15%, 02/01/24	USD	10,480	11,116,709
3.65%, 12/15/25		11,529	11,831,297
1.95%, 07/24/29	EUR	540	650,553
2.88%, 07/24/37		700	851,952

			25,399,534
Machinery — 0.1%
CRRC Corp Ltd., 0.00%, 02/05/21(j)(k)	USD	1,250	1,348,188
Haitian International Holdings Ltd., 2.00%, 02/13/19(j)		1,000	1,121,250
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		598	662,084
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	2,767	3,311,675

			6,443,197
Marine — 0.0%
CMA CGM SA, 5.25%, 01/15/25		973	1,158,695

Media — 1.3%
Cablevision SA, 6.50%, 06/15/21(b)	USD	661	702,108
CBS Corp., 2.30%, 08/15/19		4,291	4,287,998
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 07/23/22		13,691	14,284,493
4.91%, 07/23/25		2,254	2,396,419
3.75%, 02/15/28		12,830	12,293,812
6.38%, 10/23/35		4,126	4,817,621
6.48%, 10/23/45		3,595	4,191,518
5.38%, 05/01/47		10,860	11,135,294
Comcast Corp.:
3.38%, 08/15/25		5,533	5,678,430
4.25%, 01/15/33		1,265	1,378,806
4.40%, 08/15/35		5,694	6,225,218
3.20%, 07/15/36		11,931	11,345,390
4.75%, 03/01/44		3,118	3,575,626
4.60%, 08/15/45		1,887	2,116,579
3.40%, 07/15/46		2,021	1,912,181
Cox Communications, Inc., 3.15%, 08/15/24(b)		9,645	9,499,211
CSC Holdings LLC, 7.63%, 07/15/18		5,615	5,741,337
Discovery Communications LLC, 3.80%, 03/13/24		4,497	4,561,966
Interpublic Group of Cos., Inc., 4.00%, 03/15/22		2,564	2,650,093
Kakao Corp., 0.00%, 05/11/21(j)(k)	KRW	1,000,000	1,066,041
NBCUniversal Media LLC, 4.45%, 01/15/43	USD	3,047	3,324,938
SFR Group SA:
5.38%, 05/15/22	EUR	100	123,440
7.38%, 05/01/26(b)	USD	3,300	3,386,625
TDF Infrastructure SAS, 2.50%, 04/07/26	EUR	1,300	1,631,829
Time Warner Cable LLC:
5.00%, 02/01/20	USD	2,900	3,026,462
4.13%, 02/15/21		5,862	6,036,589
4.00%, 09/01/21		911	938,274

Security		Par (000)	Value
Media (continued)
Time Warner Cable LLC: (continued)
5.50%, 09/01/41	USD	2,025	$2,110,633
4.50%, 09/15/42		314	294,600
Time Warner, Inc.:
2.10%, 06/01/19		9,144	9,126,303
3.60%, 07/15/25		2,168	2,172,849
4.85%, 07/15/45		4,515	4,741,808
Unitymedia GmbH, 3.75%, 01/15/27	EUR	2,230	2,726,094
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 01/15/25		200	253,264
4.63%, 02/15/26		300	386,907
3.50%, 01/15/27		1,920	2,377,470
Viacom, Inc.:
2.75%, 12/15/19	USD	1,328	1,326,008
4.50%, 03/01/21		3,389	3,527,954
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	1,819	2,472,127
Ziggo Bond Co. BV, 7.13%, 05/15/24	EUR	2,786	3,670,564

			163,514,879
Metals & Mining — 0.3%
Anglo American Capital PLC, 3.63%, 09/11/24(b)	USD	7,445	7,409,337
Barrick Gold Corp., 5.25%, 04/01/42		5,990	6,905,871
Constellium NV, 4.25%, 02/15/26	EUR	100	119,997
Newmont Mining Corp.:
3.50%, 03/15/22	USD	6,890	7,033,817
4.88%, 03/15/42		5,045	5,598,454
Nucor Corp., 5.20%, 08/01/43		1,640	1,986,914
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	1,252	1,584,739
Ovako AB, 5.00%, 10/05/22		1,000	1,220,064
Rio Tinto Finance USA PLC, 4.13%, 08/21/42(q)	USD	3,660	3,916,611
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		285	285,000
Steel Dynamics, Inc., 5.13%, 10/01/21		2,954	3,027,850
Vedanta Resources PLC:
8.25%, 06/07/21		333	367,965
7.13%, 05/31/23		775	834,132
VM Holding SA, 5.38%, 05/04/27(b)		1,494	1,583,640

			41,874,391
Multiline Retail — 0.1%
Takashimaya Co. Ltd., 0.00%, 12/11/18(j)(k)	JPY	30,000	269,913
Target Corp., 2.50%, 04/15/26	USD	6,800	6,537,946

			6,807,859
Multi-Utilities — 0.3%
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		2,822	3,104,712
NiSource Finance Corp., 3.49%, 05/15/27		5,615	5,715,178
Pacific Gas & Electric Co.:
3.30%, 12/01/27(b)		5,360	5,309,860
3.95%, 12/01/47(b)		2,245	2,231,293
Virginia Electric & Power Co.:
3.50%, 03/15/27		7,943	8,212,226
4.45%, 02/15/44		1,674	1,888,642
4.20%, 05/15/45		2,462	2,674,405
4.00%, 11/15/46		3,275	3,505,090

			32,641,406
Oil, Gas & Consumable Fuels — 2.0%
ABM Investama Tbk PT, 7.13%, 08/01/22		250	257,526
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
4.25%, 12/01/27		1,615	1,628,861
5.20%, 12/01/47		1,455	1,517,501

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp.:
2.63%, 01/15/23	USD	5,216	$5,115,003
4.25%, 01/15/44		16,010	15,510,076
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		500	536,271
Bumi Investment Property Ltd., 10.75%, 10/06/17(g)(l)		1,521	828,945
Cenovus Energy, Inc., 4.25%, 04/15/27		7,575	7,556,755
Cheniere Energy, Inc., 4.88% (4.88 Cash or 4.88% PIK), 05/28/21(b)(j)(p)		3,890	3,945,919
Chesapeake Energy Corp., 8.00%, 12/15/22(b) .		1,680	1,812,300
Concho Resources, Inc.:
3.75%, 10/01/27		17,340	17,566,401
4.88%, 10/01/47		1,910	2,076,988
Corral Petroleum Holdings AB, 11.75% (11.75% Cash or 11.75% PIK), 05/15/21(p)	EUR	100	133,087
Eclipse Resources Corp., 8.88%, 07/15/23	USD	4,770	4,895,212
Enbridge, Inc.:
2.90%, 07/15/22		5,945	5,909,017
3.70%, 07/15/27		4,740	4,759,985
Endeavor Energy Resources LP/EER Finance, Inc.:
7.00%, 08/15/21(b)		6,175	6,395,447
5.50%, 01/30/26(b)		595	605,412
Enercoal Resources Pte Ltd., 9.25%, 04/07/18(g)(j)(l)		300	114,000
Energy Resources LLC, 8.00%, 09/30/22(e)		336	343,144
Enterprise Products Operating LLC:
5.10%, 02/15/45		1,248	1,424,051
4.90%, 05/15/46		5,273	5,809,765
EOG Resources, Inc.:
4.15%, 01/15/26		2,601	2,768,243
3.90%, 04/01/35		1,670	1,704,526
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.88%, 07/15/21(b)		1,745	1,845,337
Exxon Mobil Corp.:
1.82%, 03/15/19		7,393	7,381,194
4.11%, 03/01/46		4,075	4,560,886
Geopark Ltd., 6.50%, 09/21/24(b)		1,878	1,926,283
Hess Corp., 5.80%, 04/01/47		11,560	12,863,874
Kinder Morgan Energy Partners LP:
4.30%, 05/01/24		8,341	8,684,297
4.25%, 09/01/24		11,509	11,919,645
Kinder Morgan, Inc., 5.05%, 02/15/46		15,105	15,678,029
Marathon Petroleum Corp., 5.85%, 12/15/45		3,665	4,221,613
Matador Resources Co., 6.88%, 04/15/23		989	1,040,922
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		1,000	1,060,673
MPLX LP:
4.13%, 03/01/27		6,280	6,432,217
5.20%, 03/01/47		1,844	2,023,654
Oasis Petroleum, Inc.:
7.25%, 02/01/19		423	423,000
6.88%, 03/15/22		2,503	2,568,704
Odebrecht Offshore Drilling Finance Ltd.:
6.72%, 12/01/22(b)(d)		424	181,668
7.72% (7.72% Cash or 7.72% PIK), 12/01/26(b)(d)(p)		1,164	498,731
Odebrecht Oil & Gas Finance Ltd., 0.00%(b)(d)(k)(n)		192	82,265
Pioneer Natural Resources Co., 4.45%, 01/15/26		1,600	1,714,938
PTTEP Treasury Center Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 4.60%(m)(n)		825	836,688

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Raffinerie Heide GmbH, 6.38%, 12/01/22	EUR	550	$682,089
Resolute Energy Corp., 8.50%, 05/01/20	USD	10,385	10,566,738
Rockies Express Pipeline LLC, 6.00%, 01/15/19(b)		1,210	1,243,275
RSP Permian, Inc., 6.63%, 10/01/22		425	445,719
Sable Permian Resources Land LLC, 13.00%, 11/30/20(b)		1,400	1,610,000
Spectra Energy Partners LP, 4.50%, 03/15/45		6,470	6,671,378
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		7,945	7,998,654
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19		6,175	6,409,773
TransCanada PipeLines Ltd.:
1.88%, 01/12/18		2,030	2,029,960
2.50%, 08/01/22		2,481	2,465,230
Tullow Oil Jersey Ltd., 6.63%, 07/12/21(j)		1,800	2,223,000
Valero Energy Corp., 3.65%, 03/15/25		8,755	8,990,162
Whiting Petroleum Corp.:
5.00%, 03/15/19		4,110	4,214,805
1.25%, 04/01/20(j)		210	193,200
Williams Partners LP, 4.00%, 09/15/25		9,010	9,219,153
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		770	761,465

			244,883,654
Paper & Forest Products — 0.0%
Daio Paper Corp., 0.00%, 09/17/20(j)(k)	JPY	180,000	1,721,322
Georgia-Pacific LLC, 7.38%, 12/01/25	USD	3,288	4,184,826

			5,906,148
Pharmaceuticals — 0.4%
Allergan Funding SCS:
2.35%, 03/12/18		9,237	9,244,317
3.80%, 03/15/25		14,824	15,091,525
Glenmark Pharmaceuticals Ltd., 2.00%, 06/28/22(j)		500	552,500
Merck & Co., Inc., 3.60%, 09/15/42		4,855	4,956,407
Pfizer, Inc., 4.00%, 12/15/36		14,880	16,300,765
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19		521	506,202
Valeant Pharmaceuticals International, Inc.:
5.38%, 03/15/20(b)		301	301,376
7.50%, 07/15/21(b)		1,056	1,074,480
5.50%, 11/01/25(b)		629	640,007
9.00%, 12/15/25(b)		1,215	1,266,273

			49,933,852
Real Estate Management & Development — 0.2%
ADLER Real Estate AG, 2.13%, 02/06/24	EUR	2,070	2,456,724
ATF Netherlands BV, 1.88%, 01/19/26		2,000	2,450,319
CFLD Cayman Investment Ltd., 6.50%, 12/21/20	USD	1,200	1,199,124
China Aoyuan Property Group Ltd., 5.38%, 09/13/22		232	222,350
China Evergrande Group:
7.50%, 06/28/23		1,746	1,774,687
8.75%, 06/28/25		1,109	1,149,409
China Overseas Finance Investment Cayman V Ltd., 0.00%, 01/05/23(j)(k)		1,400	1,471,750
CPI Property Group SA, 2.13%, 10/04/24	EUR	675	811,540
Fantasia Holdings Group Co. Ltd.:
7.38%, 10/04/21	USD	645	639,701
7.95%, 07/05/22		1,070	1,072,678
Future Land Development Holdings Ltd., 5.00%, 02/16/20		400	396,075

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate Management & Development (continued)
Guorui Properties Ltd., 7.00%, 03/21/20	USD	411	$396,634
Huzhou City Investment Development Group Co. Ltd., 4.88%, 12/20/20		460	461,867
Jiayuan International Group Ltd., 8.25%, 11/14/18		310	310,309
Kaisa Group Holdings Ltd.:
7.25%, 06/30/20		800	780,376
8.50%, 06/30/22		1,014	981,581
KWG Property Holding Ltd., 5.88%, 11/10/24		800	779,329
Lodha Developers International Ltd., 12.00%, 03/13/20		200	213,152
Oceanwide Holdings International 2017 Co. Ltd., 7.75%, 07/27/20		350	336,927
Redco Properties Group Ltd., 7.00%, 11/14/18		250	251,875
Shui On Development Holding Ltd., (5 yr. Swap Semi 30/360 US + 0.000%), 7.50%(j)(m)(n)		500	559,000
Singha Estate PCL, 2.00%, 07/20/22(j)		1,000	993,750
Times Property Holdings Ltd., 6.60%, 03/02/23		1,100	1,090,425
TLG Immobilien AG, 1.38%, 11/27/24	EUR	1,400	1,673,185
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27	USD	1,220	1,214,559
VICI Properties 1 LLC/VICI FC, Inc., (3 mo. LIBOR US + 3.500%), 4.85%, 10/15/22(a)		4,204	4,204,000
VLL International, Inc., 5.75%, 11/28/24		375	380,779
Yuzhou Properties Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 5.38%(m)(n)		800	764,404

			29,036,509
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
4.15%, 04/01/45		1,419	1,542,017
4.70%, 09/01/45		1,265	1,482,052
4.13%, 06/15/47		4,080	4,470,545
CSX Corp., 4.25%, 11/01/66		3,523	3,520,133
Europcar Groupe SA, 4.13%, 11/15/24	EUR	100	119,985
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24(j)(k)	JPY	80,000	783,315
Norfolk Southern Corp., 4.05%, 08/15/52(b)	USD	3,247	3,365,409
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26(b)		7,682	7,585,026
Union Pacific Corp.:
3.38%, 02/01/35		1,864	1,887,971
3.60%, 09/15/37		5,030	5,211,397
3.88%, 02/01/55		4,114	4,179,771
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		3,009	3,068,135

			37,215,756
Semiconductors & Semiconductor Equipment — 1.2%
Analog Devices, Inc.:
3.90%, 12/15/25		680	710,864
3.50%, 12/05/26		12,390	12,538,402
5.30%, 12/15/45		694	824,820
Applied Materials, Inc.:
3.30%, 04/01/27		5,932	6,033,428
4.35%, 04/01/47		3,508	3,935,233
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20(b)		49,264	48,930,835
2.20%, 01/15/21(b)		4,190	4,097,306
3.00%, 01/15/22(b)		37,159	36,844,252
3.63%, 01/15/24(b)		6,960	6,920,918
Lam Research Corp.:
2.75%, 03/15/20		3,359	3,382,778
2.80%, 06/15/21		3,933	3,957,683
Neo Solar Power Corp., 0.00%, 10/27/19(j)(k)		700	699,125
NXP BV/NXP Funding LLC, 4.13%, 06/01/21(b)		452	461,040

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.:
2.60%, 01/30/23	USD	7,895	$7,700,913
4.80%, 05/20/45		2,164	2,327,483
Xilinx, Inc., 2.95%, 06/01/24		3,360	3,339,019

			142,704,099
Software — 0.8%
Autodesk, Inc., 3.50%, 06/15/27		12,270	12,035,960
CDK Global, Inc., 3.80%, 10/15/19		2,000	2,040,000
Microsoft Corp.:
3.50%, 02/12/35		5,373	5,590,409
3.45%, 08/08/36		16,580	17,093,813
4.25%, 02/06/47		14,850	16,977,562
Oracle Corp.:
3.25%, 05/15/30		4,289	4,335,673
3.90%, 05/15/35		5,276	5,588,820
4.00%, 07/15/46		5,854	6,228,720
VMware, Inc., 2.30%, 08/21/20		33,240	33,051,532

			102,942,489
Specialty Retail — 0.1%
Home Depot, Inc.:
5.88%, 12/16/36		3,435	4,648,271
3.50%, 09/15/56		5,900	5,675,710
Lowe’s Cos., Inc., 4.38%, 09/15/45		4,380	4,841,085
Masaria Investments SAU, 5.00%, 09/15/24	EUR	915	1,103,349

			16,268,415
Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc.:
3.00%, 02/09/24	USD	7,371	7,464,561
2.85%, 05/11/24		30,460	30,596,452
3.45%, 02/09/45		1,934	1,887,445
4.65%, 02/23/46		13,559	15,878,059
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		7,345	7,380,397
2.10%, 10/04/19(b)		12,285	12,200,913
3.60%, 10/15/20		6,500	6,636,493
HP, Inc., 3.75%, 12/01/20		728	751,240
Proven Glory Capital Ltd., 3.25%, 02/21/22		1,875	1,867,946

			84,663,506
Textiles, Apparel & Luxury Goods — 0.0%
PVH Corp., 3.13%, 12/15/27	EUR	1,285	1,561,727

Thrifts & Mortgage Finance — 0.1%
Korea Housing Finance Corp., 3.00%, 10/31/22 .	USD	2,175	2,157,448
Nationwide Building Society, 4.13%, 10/18/32(b)(e)		8,460	8,462,862

			10,620,310
Tobacco — 0.3%
BAT Capital Corp., 4.39%, 08/15/37(b)		10,080	10,585,036
Philip Morris International, Inc., 1.88%, 11/06/37	EUR	475	552,553
Reynolds American, Inc.:
2.30%, 06/12/18	USD	2,460	2,462,885
3.25%, 06/12/20		1,044	1,060,803
4.45%, 06/12/25		17,165	18,302,104

			32,963,381
Trading Companies & Distributors — 0.2%
Air Lease Corp., 2.63%, 07/01/22		11,975	11,813,508
GATX Corp.:
2.60%, 03/30/20		2,962	2,961,248
3.85%, 03/30/27		2,336	2,375,033
Iwatani Corp., 0.00%, 10/22/20(j)(k)	JPY	120,000	1,142,223

			18,292,012

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Transportation Infrastructure — 0.1%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(b)	USD	706	$763,348
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		706	773,070
Jasa Marga Persero Tbk PT, 7.50%, 12/11/20	IDR	7,760,000	576,423
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27	USD	675	676,054
Rumo Luxembourg S.à r.l., 7.38%, 02/09/24(b)		2,818	3,032,450
Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 08/09/22(j)(k)		2,600	2,525,250
Swissport Financing S.à r.l., 9.75%, 12/15/22	EUR	1,350	1,683,020
Zhejiang Expressway Co. Ltd., 0.00%, 04/21/22(j)(k)		1,900	2,226,705

			12,256,320
Wireless Telecommunication Services — 0.2%
Matterhorn Telecom SA, 4.00%, 11/15/27		675	785,599
Rogers Communications, Inc., 5.00%, 03/15/44	USD	775	895,051
SoftBank Group Corp.:
4.75%, 09/19/24		200	198,048
5.25%, 07/30/27	EUR	1,170	1,573,753
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(b)	USD	18,945	19,063,406
Vodafone Group PLC, 0.00%, 11/26/20(j)(k)	GBP	1,700	2,275,167

			24,791,024

Total Corporate Bonds — 29.1% (Cost: $3,538,434,766)			3,587,953,335

Floating Rate Loan Interests — 1.0%
Aerospace & Defense — 0.0%
Hensoldt Holding GmbH (FKA Kite Holding Germany GmbH), Facility B2, 02/28/24(r)	EUR	1,000	1,205,846

Airlines — 0.1%
Gol Luxco SA, Term Loan, 6.50%, 08/31/20(d)(s)	USD	7,462	7,629,895

Capital Markets — 0.4%
LSTAR Securities Financing Vehicle I LLC, Term Loan, (1 mo. LIBOR + 2.50%), 3.56%, 05/10/25(d)(t)		32,534	32,247,206
LSTAR Securities Financing Vehicle II LLC, Term Loan, (1 mo. LIBOR + 2.00%), 2.00%, 06/16/25(d)(t)		14,721	14,556,370

			46,803,576
Chemicals — 0.1%
Allnex (Luxembourg) & Cy SCA (FKA AI Chem & Cy SCA), Tranche B-1 Term Loan, 09/13/23(r)	EUR	1,500	1,800,328
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-1 Euro Loan, (3 mo. EURIBOR + 2.25%, 0.75% Floor), 3.00%, 02/01/23(t)		990	1,190,485
Chemours Co., Tranche B-1 Euro Term Loan, (1 mo. EURIBOR + 2.25%, 0.75% Floor), 3.00%, 05/12/22(t)		993	1,200,672
MacDermid Agricultural Solutions Holdings BV (Netherlands Agricultural Investment Partners LLC), Euro Tranche C-5 Term Loan, (1 mo. EURIBOR + 2.75%, 0.75% Floor), 3.50%, 06/07/23(t)		922	1,109,928

Security		Par (000)	Value
Chemicals (continued)
MacDermid, Inc. (Platform Specialty Products Corp.), Euro Tranche C-6 Term Loan, (1 mo. EURIBOR + 2.50%, 0.75% Floor), 3.25%, 06/07/20(t)	EUR	663	$798,389

			6,099,802
Commercial Services & Supplies — 0.0%
Bach Finance Ltd., Initial Euro Term Loan (First Lien), (3 mo. EURIBOR + 3.25%, 0.00% Floor), 3.25%, 06/26/24(t)		1,000	1,198,215
Verisure Holding AB (Public), Facility B1E, 10/21/22(r)		1,500	1,786,613

			2,984,828
Construction Materials — 0.0%
CTC AcquiCo GmbH, Term Loan, 11/29/24(r)		1,200	1,440,795
LSF10 XL Bidco SCA, Facility B, 04/11/24(r)		1,457	1,750,354

			3,191,149
Consumer Finance — 0.0%
Nets Holding A/S, Term Loan B1E, 11/29/24(r)		1,000	1,200,782

Containers & Packaging — 0.0%
Klockner Pentaplast of America, Inc. (FKA Kleopatra Acquisition Corp.), Euro Term Loan, (3 mo. EURIBOR + 4.75%, 0.00% Floor), 4.75%, 06/30/22(t)		1,500	1,801,695
Verallia Packaging (FKA Horizon Holdings III), Facility B4, 10/31/22(r)		927	1,107,879

			2,909,574
Diversified Financial Services — 0.1%
Tackle S.à r.l., New Facility B, 08/08/22(r)		1,000	1,197,411
Veritas U.S., Inc., New Euro Term B Loan, (3 mo. EURIBOR + 4.50%, 1.00% Floor), 5.50%, 01/27/23(t)		1,661	2,005,752
Virgin Media SFA Finance Ltd., L Facility, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.74%, 01/15/27(t)	GBP	2,000	2,688,818

			5,891,981
Diversified Telecommunication Services — 0.0%
Eircom Finco S.à r.l., Facility B, (1 mo. EURIBOR + 3.25%, 0.00% Floor), 3.25%, 04/19/24(t)	EUR	1,899	2,274,795

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp. (FKA Pioneer Drilling Co.), Term Loan, (1 mo. LIBOR US + 7.75%, 1.00% Floor), 9.16%, 11/08/22(d)(t)	USD	5,012	5,099,710

Health Care Providers & Services — 0.0%
Diaverum Holding S.à r.l. (FKA Velox Bidco S.à r.l.), Facility B, 07/04/24(r)	EUR	1,000	1,195,503
Vedici Groupe, Term Loan B, 10/31/22(r)		1,000	1,205,282

			2,400,785
Hotels, Restaurants & Leisure — 0.1%
By The Blue Sea LLC (Neptune’s Walk LLC), Loan, (1 mo. LIBOR US + 2.37%, 0.00% Floor), 3.61%, 06/09/24(d)(t)	USD	15,000	15,000,000

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Cyan Blue Holdco 2 Ltd., 2017 B-1 Term Loan, (3 mo. LIBOR US + 4.25%, 0.00% Floor), 4.77%, 08/23/24(t)	GBP	500	$678,557
GVC Holdings PLC, Facility B1, 03/02/23(r)	EUR	1,500	1,789,277

			17,467,834
Insurance — 0.0%
Financiere CEP, Term Loan B, 12/13/24(r)		1,000	1,182,605

Life Sciences Tools & Services — 0.0%
Avantor, Inc., Initial Euro Term Loan, (1 mo EURIBOR + 4.25%, 0.00% Floor), 4.25%, 11/21/24(t)		1,000	1,205,102

Media — 0.1%
SFR Group SA (Ypso France SAS) (AKA Numericable U.S. LLC), Term Loan B11, 07/31/25(r)		2,340	2,705,555
Springer Science+Business Media Deutschland GmbH (FKA Blitz 13-253 GmbH), Initial Term B12 Loan, (3 mo. EURIBOR + 3.25%, 0.50% Floor), 3.75%, 08/15/22(t)		993	1,194,122
Tele Columbus AG, New Facility A, 10/15/24(r)		1,500	1,796,548

			5,696,225
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Initial Loan, 12/31/22(r)	USD	5,498	5,470,510
Rain Carbon GmbH, Cov-Lite TLB, 12/11/24(r)	EUR	1,500	1,796,404

			7,266,914
Personal Products — 0.0%
IWK UK Midco Ltd., Term Loan B, 11/28/24(r)		1,000	1,200,446

Professional Services — 0.0%
Sapphire Bidco BV, Term Loan B, 12/06/24(r)		1,000	1,200,746

Real Estate Management & Development — 0.0%
VICI Properties 1 LLC, Term B Loan, 12/20/24(r)	USD	1,750	1,750,000

Software — 0.0%
MA FinanceCo, LLC (AKA Micro Focus International PLC), Euro Tranche Term Loan, 06/21/24(r)	EUR	1,000	1,201,946

Specialty Retail — 0.0%
Action Holding BV (FKA Peer Holdings BV), Facility B, 02/25/22(r)		1,000	1,203,146
Intervias Finco Ltd. (FKA Optima Sub-Finco Ltd.), Term Facility D2 (EUR), (3 mo. EURIBOR + 4.00%, 0.00% Floor), 4.00%, 01/30/23(t)		1,018	1,225,157
Thom Europe, Original Senior Facility B, (3 mo. EURIBOR + 4.50%, 0.00% Floor), 4.50%, 08/07/24(t)		1,000	1,199,103

			3,627,406

Total Floating Rate Loan Interests — 1.0% (Cost: $127,232,306)			129,491,947

Foreign Agency Obligations — 0.9%
Argentina — 0.1%
YPF SA: 8.88%, 12/19/18(b)	USD	2,628	2,775,168

Security		Par (000)	Value
Argentina (continued)
YPF SA: (continued) 8.50%, 03/23/21(b)	USD	336	$380,016
8.75%, 04/04/24		1,976	2,269,436
6.95%, 07/21/27(b)		1,881	1,996,681

			7,421,301
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27		475	486,390

Brazil — 0.2%
Petrobras Global Finance BV:
5.38%, 01/27/21		4,530	4,711,200
8.38%, 05/23/21		4,153	4,736,496
6.13%, 01/17/22		15,729	16,692,401
4.75%, 01/14/25	EUR	800	1,060,661
5.30%, 01/27/25(b)	USD	737	739,211
7.38%, 01/17/27		755	831,255
6.00%, 01/27/28(b)		751	752,877
5.38%, 10/01/29	GBP	185	253,524

			29,777,625
Cayman Islands — 0.0%
APICorp. Sukuk Ltd., 3.14%, 11/01/22	USD	568	566,694

China — 0.2%
CDBL Funding 1:
3.00%, 04/24/23		1,335	1,302,088
3.50%, 10/24/27		1,150	1,116,718
CGNPC International Ltd., 3.75%, 12/11/27		1,000	995,893
Chang Development International Ltd., 3.63%, 01/20/20		750	743,176
Charming Light Investments Ltd., 4.38%, 12/21/27		2,600	2,611,760
China Minmetals Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 3.75%(m)(n)		1,400	1,376,187
China Railway Construction Corp. Ltd.:
0.00%, 01/29/21(j)(k)		500	530,550
1.50%, 12/21/21(j)	CNH	4,000	582,591
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22	USD	1,025	1,026,887
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,908,140
Export-Import Bank of China, 4.00%, 11/28/47		1,500	1,511,430
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20		1,100	1,100,057
Huarong Finance 2017 Co. Ltd.: (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 4.00%(m)(n)		1,320	1,307,364
4.75%, 04/27/27		500	511,615
4.25%, 11/07/27		2,190	2,159,237
Huarong Finance II Co. Ltd., 4.63%, 06/03/26		476	484,861
Industrial & Commercial Bank of China Ltd.:
2.96%, 11/08/22		1,400	1,387,023
3.54%, 11/08/27		1,300	1,292,554
Inner Mongolia High-Grade High Way Construction And Development Co. Ltd., 4.38%, 12/04/20		600	597,834

22	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
China (continued)
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21	USD	300	$289,857
Nanjing Yangzi State-owned Assets Investment Group Co. Ltd., 4.50%, 12/05/27		345	340,453
Shanhai Hong Kong International Investments Ltd., 3.88%, 04/20/20		465	464,094
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47		350	361,443
Wuhan State-Owned Assets Management Ltd. Co., 3.80%, 12/18/20		395	394,272
Yangzhou Urban Construction State-owned Asset Holding Group Co. Ltd., 4.38%, 12/19/20		210	210,853

			25,606,937
France — 0.1%
Electricite de France SA, 4.63%, 04/26/30	EUR	600	937,129
NEW Areva Holding SA, 4.88%, 09/23/24		4,250	5,708,291

			6,645,420
Hong Kong — 0.0%
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25	USD	1,000	1,023,743
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27		700	709,396
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		600	584,560

			2,317,699
India — 0.1%
Export-Import Bank of India, 3.38%, 08/05/26		203	199,317
Greenko Dutch BV, 5.25%, 07/24/24		1,350	1,366,605
Greenko Investment Co., 4.88%, 08/16/23		989	979,130
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		695	696,086
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27		1,140	1,132,943
Power Finance Corp. Ltd., 3.75%, 12/06/27		1,300	1,272,244
Rural Electrification Corp. Ltd., 3.88%, 07/07/27		433	429,493

			6,075,818
Indonesia — 0.0%
Pertamina Persero PT:
5.63%, 05/20/43		1,148	1,248,799
6.45%, 05/30/44		1,890	2,263,230

			3,512,029
Italy — 0.0%
A2A SpA, 1.63%, 10/19/27	EUR	700	835,924

Mexico — 0.1%
Mexico City Airport Trust, 5.50%, 07/31/47(b)	USD	5,636	5,565,550

Security		Par (000)	Value
Mexico (continued)
Petroleos Mexicanos, 6.50%, 03/13/27(b)	USD	7,519	$8,218,267

			13,783,817
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36(b)		1,806	1,945,965
South Korea — 0.1%
Export-Import Bank of Korea: (3 mo. LIBOR US + 0.930%), 2.30%, 11/01/22(a)		2,100	2,105,710
3.00%, 11/01/22		1,800	1,790,492
Harvest Operations Corp., 3.00%, 09/21/22		1,505	1,485,962

			5,382,164
United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29		1,700	1,687,831
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		1,000	1,011,500

			2,699,331

Total Foreign Agency Obligations — 0.9% (Cost: $104,645,844)			107,057,114

Foreign Government Obligations — 4.7%
Argentina — 0.4%
Argentina Bonar Bonds:
8.00%, 10/08/20		822	907,236
8.75%, 05/07/24		10,118	11,690,785
Argentine Republic of Argentina, 6.25%, 11/09/47	EUR	3,672	4,463,905
Provincia de Rio Negro, 7.75%, 12/07/25(b)	USD	1,950	1,976,325
Republic of Argentina:
6.25%, 04/22/19		22,183	23,147,960
3.38%, 10/12/20	CHF	795	842,311
5.25%, 01/15/28	EUR	860	1,072,668
7.82%, 12/31/33		1,108	1,546,314

			45,647,504
Bahrain — 0.0%
Kingdom of Bahrain:
6.75%, 09/20/29(b)	USD	3,478	3,426,651
6.00%, 09/19/44(b)		952	806,131
7.50%, 09/20/47		1,663	1,587,899

			5,820,681
Brazil — 0.0%
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/19(k)	BRL	11	2,980,146

China — 0.0%
People’s Republic of China, 3.30%, 07/04/23	CNH	3,500	510,455

Colombia — 0.2%
Republic of Colombia, 3.88%, 04/25/27	USD	24,770	25,215,860

Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 04/29/20		4,231	4,423,874
8.50%, 01/31/47		2,223	2,552,226

			6,976,100

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24	USD	8,660	$9,796,365

Indonesia — 0.7%
Republic of Indonesia:
2.95%, 01/11/23		2,674	2,653,188
8.38%, 03/15/24	IDR	9,269,000	759,563
4.13%, 01/15/25	USD	3,970	4,121,535
4.75%, 01/08/26		11,518	12,512,487
8.38%, 09/15/26	IDR	83,204,000	6,928,963
4.35%, 01/08/27	USD	3,807	4,029,245
7.00%, 05/15/27	IDR	31,185,000	2,408,836
3.50%, 01/11/28	USD	2,300	2,292,116
7.50%, 08/15/32	IDR	210,278,000	16,386,480
8.38%, 03/15/34		77,710,000	6,386,339
8.25%, 05/15/36		305,696,000	25,122,612
7.50%, 05/15/38		102,705,000	7,929,500
4.35%, 01/11/48	USD	1,100	1,115,985

			92,646,849
Japan — 0.2%
Government of Japan (10-Year Bond), 0.30%, 12/20/24	JPY	2,750,000	25,007,122

Lebanon — 0.1%
Lebanese Republic:
6.10%, 10/04/22	USD	6,351	6,171,991
6.65%, 04/22/24		2,140	2,089,903
6.25%, 11/04/24		3,429	3,293,109
6.85%, 03/23/27		7,454	7,195,465

			18,750,468
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		775	775,126

Mexico — 1.5%
United Mexican States:
Series M, 4.75%, 06/14/18	MXN	1,119	5,616,085
Series M, 5.00%, 12/11/19		18,441	89,270,308
5.75%, 03/05/26		4,030	18,117,968
4.15%, 03/28/27	USD	64,039	66,408,443

			179,412,804
Mongolia — 0.0%
Mongolian People’s Republic:
7.50%, 06/30/18	CNH	2,000	308,192
5.63%, 05/01/23	USD	825	832,371

			1,140,563
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.88%, 12/05/27		400	401,050

Panama — 0.1%
Republic of Panama, 3.75%, 03/16/25		8,640	9,011,520

Peru — 0.1%
Republic of Peru, 7.35%, 07/21/25		6,920	8,964,860

Philippines — 0.2%
Republic of the Philippines, 5.50%, 03/30/26		18,950	22,370,285

Portugal — 0.0%
Republic of Portugal, 5.13%, 10/15/24		875	938,805

Russia — 0.4%
Russian Federation:
6.40%, 05/27/20	RUB	345,553	5,936,616
7.50%, 08/18/21		470,178	8,306,138
7.40%, 12/07/22		98,194	1,727,362
4.75%, 05/27/26	USD	3,600	3,817,771
7.75%, 09/16/26	RUB	187,393	3,327,059
8.15%, 02/03/27		489,844	8,951,076

Security		Par (000)	Value
Russia (continued)
Russian Federation: (continued) 4.25%, 06/23/27	USD	8,600	$8,853,700
7.05%, 01/19/28	RUB	205,200	3,461,960

			44,381,682
South Africa — 0.3%
Republic of South Africa:
5.50%, 03/09/20	USD	12,349	12,962,992
5.88%, 05/30/22		2,536	2,769,312
6.25%, 03/31/36	ZAR	144,817	8,421,929
6.50%, 02/28/41		64,604	3,685,366
8.75%, 02/28/48		68,940	5,052,164

			32,891,763
Sri Lanka — 0.0%
Republic of Sri Lanka:
5.75%, 01/18/22	USD	600	626,726
6.85%, 11/03/25		850	937,757

			1,564,483
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 4.50%, 06/22/20	EUR	1,309	1,642,925

Turkey — 0.2%
Republic of Turkey:
7.00%, 06/05/20	USD	8,031	8,664,003
10.70%, 02/17/21	TRY	13,300	3,344,737
5.63%, 03/30/21	USD	2,885	3,036,745
5.13%, 03/25/22		750	777,375
7.38%, 02/05/25		5,679	6,539,596
6.00%, 03/25/27		4,973	5,294,833

			27,657,289
United Arab Emirates — 0.0%
Emirate of Abu Dhabi, 4.13%, 10/11/47		3,075	3,041,544

Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		8,100	8,673,885

Total Foreign Government Obligations — 4.7% (Cost: $582,151,944)			576,220,134

		Shares
Investment Companies — 1.1%
iShares Core MSCI Emerging Markets ETF(ad)		296,312	13,962,221
iShares iBoxx $ High Yield Corporate Bond ETF(i)(ad)		1,370,820	119,617,753
SPDR Bloomberg Barclays High Yield Bond ETF(i)		82,487	3,028,923

Total Investment Companies — 1.1% (Cost: $134,473,790)			136,608,897

		Par (000)
Non-Agency Mortgage-Backed Securities — 6.3%

Collateralized Mortgage Obligations — 2.2%
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 4.25%, 08/25/64(b)(c)	USD	3,785	3,843,632

24	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.940%), 2.00%, 10/25/46(a)	USD	1,126	$979,839
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 1.76%, 10/25/46(a)		3,295	2,410,470
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 1.98%, 11/25/46(a)		4,087	2,326,356
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 1.76%, 02/25/47(a)		948	605,003
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 07/25/46(b)(c)		1,782	1,789,842
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45(b)(c)		202	200,473
APS Resecuritization Trust:
Series 2016-1, Class 1MZ, 6.00%, 07/31/57 (b)(e)		6,476	2,097,272
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 4.40%, 09/27/46(a)(b)(d)		7,859	7,937,188
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 4.15%, 04/27/47(a)(b)(d)		2,215	2,236,912
ARI Investments LLC, (1 mo. LIBOR US + 0.000%), Series 2017-1, Class A, 0.00%, 01/06/25(a)(d)		3,620	3,620,000
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36(b)(d)(e)		4,534	878,529
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(b)(d)(e)		1,745	1,783,315
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.42%, 09/25/47(e)		3,964	3,254,262
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(c)		346	339,022
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 1.83%, 08/25/36(a)		2,383	2,395,695
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 1.72%, 03/25/37(a)		589	526,073
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.69%, 03/25/37(a)		872	822,885
Series 2007-AR4, Class 1A1, (1 mo. LIBOR US + 0.200%), 1.75%, 09/25/47(a)		3,336	3,103,670
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 1.76%, 06/25/37(a)		963	915,183
Berica 8 Residential MBS Srl, (6 mo. EURIBOR + 0.200%), Series 8, Class A, 0.00%, 03/31/48(a)	EUR	164	196,794
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.56%, 12/25/35(b)(e)(ad)	USD	3	3,021
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		31,708	26,494,895
CIM Trust, Series 17-6, Class A1, 3.02%, 06/25/57(b)(e)		19,031	18,834,284
Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38		9,257	7,990,717
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		35	35,787
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 02/01/19		1	529

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
COLT LLC, (1 mo. LIBOR US + 3.000%), Series 2015-1, Class A1V, 4.55%, 12/26/45(a)(b)	USD	381	$382,618
Countrywide Alternative Loan Trust: Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 1.90%, 06/25/35(a)		5,281	4,784,728
Series 2005-56, Class 4A1, (1 mo. LIBOR US + 0.310%), 1.64%, 11/25/35(a)		2,526	2,358,086
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.300%), 1.85%, 01/25/36(a)		919	748,698
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 2.06%, 02/25/36(a)		1,076	975,352
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		2,326	1,802,128
Series 2006-15CB, Class A1, 6.50%, 06/25/36		516	411,502
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.400%), 1.95%, 08/25/36(a)		7,403	2,790,094
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 2.79%, 11/25/46(a)		4,850	4,208,052
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.340%), 1.89%, 10/25/46(a)		4,664	2,727,456
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 1.69%, 03/20/47(a)		12,606	10,747,749
Series 2006-OA6, Class 1A2, (1 mo. LIBOR US + 0.210%), 1.76%, 07/25/46(a)		4,557	4,217,159
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 1.74%, 07/25/46(a)		691	643,654
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 1.78%, 11/25/36(a)		1,727	1,367,556
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 1.80%, 07/25/46(a)		2,638	2,086,550
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		498	375,120
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 1.90%, 03/25/47(a)		8,333	6,830,674
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.140%), 1.69%, 04/25/47(a)		1,446	1,269,806
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.180%), 1.73%, 04/25/47(a)		397	27,606
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.180%), 1.73%, 06/25/47(a)		544	432,989
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 1.79%, 08/25/47(a)		868	665,360
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.540%), 2.09%, 02/25/35(a)		428	406,922
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 2.02%, 04/25/46(a)		1,647	871,218
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 1.75%, 04/25/46(a)		903	822,913
Series 2007-15, Class 2A2, 6.50%, 09/25/37		12,644	9,823,480
Credit Suisse Commercial Mortgage Trust:
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.200%), 1.44%, 02/27/36(a)(b)		830	758,790
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 1.45%, 08/27/36(a)(b)(d)		1,868	1,589,623

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Capital Certificates:
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)	USD	8,155	$5,383,584
Series 2010-20R, Class 9A1, 3.45%, 01/27/36(b)(e)		1,648	1,660,938
Series 2011-5R, Class 3A1, 3.63%, 09/27/47(b)(e)		1,450	1,422,351
Series 2013-5R, Class 1A6, (1 mo. LIBOR US + 0.250%), 1.63%, 02/27/36(a)(b)		1,755	1,621,175
Series 2014-11R, Class 16A1, 3.17%, 09/27/47(b)(e)		2,452	2,474,575
Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 1.51%, 03/27/36(a)(b)		983	943,750
Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 1.51%, 03/27/36(a)(b)		2,721	1,485,111
CSFB Mortgage-Backed Pass-Through Certificates, (1 mo. LIBOR US + 1.350%), Series 2005-10, Class 10A1, 2.90%, 11/25/35(a)		1,521	629,062
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 07/25/46(b)		2,256	2,289,054
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1B, (1 mo. LIBOR US + 0.130%), 1.68%, 08/25/47(a)		813	767,372
Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.170%), 1.72%, 08/25/47(a)		2,326	1,647,611
Series 2007-RMP1, Class A2, (1 mo. LIBOR US + 0.150%), 1.70%, 12/25/36(a)		3,403	3,108,856
Deutsche Alt-A Securities, Inc., (1 mo. LIBOR US + 0.500%), Series 2007-RS1, Class A2, 2.05%, 01/27/37(a)(b)		373	742,400
Deutsche Alt-B Securities Mortgage Loan Trust:
Series 2006-AB3, Class A3, 6.51%, 07/25/36(e)		739	626,441
Series 2006-AB3, Class A8, 6.36%, 07/25/36(e)		471	399,483
GreenPoint Mortgage Funding Trust, (12 mo. Federal Reserve Cumulative Average US + 2.000%), Series 2006-AR2, Class 4A1, 3.06%, 03/25/36(a)		1,056	980,876
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 1.90%, 01/25/35(a)(b)		1,820	1,628,291
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.350%), 1.90%, 03/25/35(a)(b)		2,261	2,069,889
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 1.90%, 01/25/36(a)(b)		1,723	1,485,230
HarborView Mortgage Loan Trust:
Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 1.73%, 05/19/47(a)		819	643,898
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 1.75%, 07/19/47(a)		1,119	975,067
Impac CMB Trust, (1 mo. LIBOR US + 0.520%), Series 2005-7, Class A1, 2.07%, 11/25/35(a) .		4,229	3,635,942
Impac Secured Assets CMN Owner Trust, (1 mo. LIBOR US + 0.800%), Series 2004-3, Class 1A4, 2.35%, 11/25/34(a)		179	177,965
IndyMac IMJA Mortgage Loan Trust, Series 2007-A2, Class 3A1, 7.00%, 10/25/37		4,713	3,401,022
IndyMac INDX Mortgage Loan Trust:
Series 2007-AR19, Class 3A1, 3.42%, 09/25/37(e)		3,816	2,705,938

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
IndyMac INDX Mortgage Loan Trust: (continued) Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.240%), 1.57%, 08/25/37(a)	USD	1,501	$1,326,036
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.210%), 1.76%, 03/25/37(a)		2,235	2,010,613
Series 2007-A2, Class 2A1, 3.67%, 05/25/37(e)		528	528,460
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00%, 05/25/47(b)(e)		2,376	2,380,429
Lehman XS Trust, (1 mo. LIBOR US + 1.150%), Series 2007-20N, Class A1, 2.70%, 12/25/37(a)		1,487	1,465,001
LSTAR Securities Investment Ltd.:
Series 2017-2, Class A1, (1 mo. LIBOR US + 2.000%), 3.57%, 02/01/22(a)(b)		5,838	5,851,934
Series 2017-3, Class A1, (1 mo. LIBOR US + 2.000%), 3.57%, 04/01/19(a)(b)(d)		8,210	8,259,029
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.76%, 08/25/37(b)(d)(e)		1,720	1,307,984
Merrill Lynch Alternative Note Asset Trust, (1 mo. LIBOR US + 0.210%), Series 2007-OAR2, Class A2, 1.76%, 04/25/37(a)		2,651	2,211,139
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.77%, 05/25/36(e)		2,708	2,596,173
Morgan Stanley Resecuritization Trust, (12 mo. Federal Reserve Cumulative Average US + 0.750%), Series 2014-R8, Class 3B1, 1.75%, 06/26/47(a)(b)(d)		997	935,529
Mortgage Loan Resecuritization Trust, (1 mo. LIBOR US + 0.340%), Series 2009-RS1, Class A85, 1.59%, 04/16/36(a)(b)		10,231	8,682,863
Nomura Asset Acceptance Corp. Alternative Loan Trust:
Series 2001-R1A, Class A, 6.82%, 02/19/30(b)(e)		648	636,977
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36(c)		660	283,601
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 1.97%, 04/25/47(a)		600	484,590
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 1.85%, 11/26/35(b)(e)		1,700	1,554,684
Paragon Mortgages No. 13 PLC, (3 mo. LIBOR US + 0.180%), Series 13X, Class A2C, 1.54%, 01/15/39(a)		380	363,632
RALI Trust:
Series 2006-QO6, Class A2, (1 mo. LIBOR US + 0.230%), 1.78%, 06/25/46(a)		1,527	721,700
Series 2007-QH1, Class A1, (1 mo. LIBOR US + 0.160%), 1.71%, 02/25/37(a)		1,222	1,114,599
Series 2007-QH6, Class A1, (1 mo. LIBOR US + 0.190%), 1.74%, 07/25/37(a)		1,810	1,700,803
Series 2007-QH9, Class A1, 2.39%, 11/25/37(e)		1,171	1,018,298
RBSSP Resecuritization Trust, (1 mo. LIBOR US + 0.200%), Series 2013-2, Class 1A2, 1.54%, 12/26/36(a)(b)		1,104	1,051,539
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 1.89%, 06/25/35(a)(b)		732	675,627

26	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Reperforming Loan REMIC Trust: (continued)
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 1.95%, 09/25/35(a)(b)	USD	242	$214,509
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class M2, 4.75%, 07/25/56(b)(e)		1,550	1,505,264
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.46%, 04/25/36(e)		1,444	1,244,307
Structured Asset Mortgage Investments II Trust:
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.190%), 1.74%, 06/25/36(a)		3,818	3,570,479
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 1.76%, 05/25/46(a)		753	636,721
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36(b)		1,565	1,351,698
Thornburg Mortgage Securities Trust, (1 mo. LIBOR US + 1.250%), Series 2007-3, Class 4A1, 3.34%, 06/25/47(a)		1,237	1,106,397
WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 2.08%, 01/25/45(a)		677	468,904
Series 2006-AR15, Class 2A, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.24%, 11/25/46(a)		776	732,166
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 05/25/36(c)		1,987	1,663,877
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		5,368	4,875,438
Series 2006-8, Class A4, 4.51%, 10/25/36(c) .		2,055	1,326,567
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class CRB1, 3.53%, 10/25/35(e)		1,112	975,850

Total Collateralized Mortgage Obligations — 2.2% (Cost: $263,738,522)			269,486,829

Commercial Mortgage-Backed Securities — 3.8%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(b)(e)		15,520	14,584,979
280 Park Avenue Mortgage Trust, (1 mo. LIBOR US + 2.120%), Series 2017-280P, Class E, 3.60%, 09/15/34(a)(b)		4,940	4,927,686
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(b)		700	764,452
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(b)(e)		1,340	1,329,886
Atrium Hotel Portfolio Trust:
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.950%), 3.43%, 11/15/19(a)(b)(d)		5,690	5,624,565
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.050%), 4.53%, 11/15/19(a)(b)(d)		2,460	2,432,448
Aventura Mall Trust:
Series 2013-AVM, Class D, 3.74%, 12/05/32(b)(e)		300	302,914
Series 2013-AVM, Class E, 3.74%, 12/05/32(b)(e)		4,270	4,311,478
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 01/15/49(e)		239	241,656

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Trust: (continued)
Series 2007-5, Class AM, 5.77%, 02/10/51(e)	USD	156	$156,420
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class A, (1 mo. LIBOR US + 1.050%), 2.53%, 09/15/26(a)(b)		3,914	3,921,860
Series 2013-DSNY, Class E, (1 mo. LIBOR US + 2.600%), 4.08%, 09/15/26(a)(b)		100	100,055
Series 2013-DSNY, Class F, (1 mo. LIBOR US + 3.500%), 4.98%, 09/15/26(a)(b)		2,303	2,300,640
Series 2015-200P, Class F, 3.60%, 04/14/33(b)(e)		2,481	2,379,334
Series 2015-ASHF, Class B, (1 mo. LIBOR US + 1.710%), 3.19%, 01/15/28(a)(b)		1,190	1,192,516
Series 2015-ASHF, Class C, (1 mo. LIBOR US + 2.000%), 3.48%, 01/15/28(a)(b)		420	420,475
Series 2016-ISQ, Class E, 3.61%, 08/14/34(b)(d)(e)		6,140	5,537,992
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.500%), 2.75%, 11/15/20(a)(b)		970	970,270
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 3.25%, 11/15/32(a)(b)		1,930	1,929,996
BANK, Series 2017-BNK9, Class A4, 3.54%, 11/15/54		1,480	1,524,548
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)		2,730	2,774,366
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, (1 mo. LIBOR US + 0.310%), 1.86%, 08/25/35(a)(b)		1,722	1,632,768
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.300%), 1.85%, 01/25/36(a)(b)		436	406,655
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.390%), 1.94%, 01/25/36(a)(b)		123	115,182
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.450%), 2.00%, 01/25/36(a)(b)		327	304,677
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 1.69%, 04/25/36(a)(b)		468	444,786
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.250%), 1.80%, 10/25/36(a)(b)		824	777,383
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.300%), 1.85%, 10/25/36(a)(b)		575	543,238
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.230%), 1.78%, 12/25/36(a)(b)		1,302	1,244,495
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.270%), 1.60%, 07/25/37(a)(b)		1,522	1,453,148
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.00%, 09/25/37(a)(b)		7,064	6,705,038
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.000%), 2.55%, 10/25/37(a)(b)		435	419,257
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.05%, 12/25/37(a)(b)		1,980	1,461,897
Series 2008-4, Class A3, (1 mo. LIBOR US + 2.750%), 4.30%, 07/25/38(a)(b)		126	139,661
BBCMS Trust, Series 2015-STP, Class E, 4.28%, 09/10/20(b)(e)		100	96,892
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(b)(e)		790	768,047
BHMS Mortgage Trust, (1 mo. LIBOR US + 1.500%), Series 2014-ATLS, Class AFL, 3.07%, 07/05/33(a)(b)		17,814	17,897,055

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 03/10/33(b)	USD	1,400	$1,400,060
Series 2013-1515, Class E, 3.72%, 03/10/33(b)		250	248,692
Series 2013-1515, Class F, 3.93%, 03/10/33(b)(e)		3,720	3,648,676
BXP Trust:
Series 2017-CC, Class D, 3.55%, 08/13/37(b)(d)(e)		1,660	1,587,408
Series 2017-CC, Class E, 3.55%, 08/13/22(b)(d)(e)		3,090	2,738,512
Series 2017-GM, Class A, 3.38%, 06/13/39(b)		3,050	3,115,685
Series 2017-GM, Class D, 3.42%, 06/13/39(b)(e)		9,060	8,689,575
Series 2017-GM, Class E, 3.42%, 06/13/39(b)(e)		2,070	1,935,982
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class D, 4.35%, 10/15/22(b)(e)		1,270	1,295,999
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(b)(e)		560	562,555
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50(e)		1,592	1,637,233
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		410	429,603
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.79%, 04/10/28(b)(e)		1,590	1,587,089
Series 2015-SMRT, Class F, 3.79%, 04/10/28(b)(e)		230	227,228
CGDB Commercial Mortgage Trust, (1 mo. LIBOR US + 1.700%), Series 2017-BIO, Class D, 3.18%, 05/15/30(a)(b)		147	147,000
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.790%), 2.27%, 07/15/28(a)(b)		5,420	5,426,746
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 3.08%, 07/15/28(a)(b)		3,190	3,189,995
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 3.63%, 07/15/19(a)(b)		4,870	4,869,988
CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class AFX, 2.76%, 02/10/33(b)		2,473	2,476,726
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/50		890	914,049
Chicago Skyscraper Trust:
Series 2017-SKY, Class D, (1 mo. LIBOR US + 2.250%), 3.73%, 02/15/30(a)(b)		1,580	1,589,810
Series 2017-SKY, Class E, (1 mo. LIBOR US + 3.300%), 4.78%, 02/15/30(a)(b)		3,390	3,411,044
Series 2017-SKY, Class F, (1 mo. LIBOR US + 4.100%), 5.58%, 02/15/30(a)(b)		420	422,606
CHT Mortgage Trust, (1 mo. LIBOR US + 0.930%), Series 2017-CSMO, Class A, 2.31%, 11/15/19(a)(b)		810	811,261
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class D, 3.52%, 05/10/35(b)(e)		240	239,598
Series 2013-375P, Class E, 3.52%, 05/10/35(b)(e)		1,795	1,733,686
Series 2013-GC11, Class D, 4.42%, 04/10/46(b)(e)		1,125	1,047,144

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust: (continued)
Series 2014-GC19, Class C, 4.90%, 03/10/47(e)	USD	440	$459,619
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 6.68%, 07/15/27(a)(b)		370	371,539
Series 2015-SSHP, Class A, (1 mo. LIBOR US + 1.150%), 2.63%, 09/15/27(a)(b)		4,370	4,370,063
Series 2016-C1, Class C, 4.95%, 05/10/49(e)		1,290	1,362,223
Series 2016-GC37, Class C, 4.92%, 04/10/49(e)		640	676,986
Series 2016-GC37, Class D, 2.79%, 04/10/49(b)		3,050	2,363,515
Series 2016-P3, Class C, 4.84%, 04/15/49(e)		120	126,952
Series 2016-SMPL, Class D, 3.52%, 09/10/31(b)		320	319,675
Series 2016-SMPL, Class E, 4.51%, 09/10/31(b)		620	618,300
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	887,215
Citigroup/Deutsche Bank Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		5,112	5,227,266
CLNS Trust, (1 mo. LIBOR US + 3.500%), Series 2017-IKPR, Class E, 4.93%, 06/11/32(a)(b)		3,560	3,567,783
Commercial Mortgage Pass-Through Certificates:
Series 2005-C6, Class F, 5.65%, 06/10/44(b)(e)		470	481,386
Series 2013-GAM, Class A2, 3.37%, 02/10/28(b)		1,656	1,670,557
Series 2013-WWP, Class D, 3.90%, 03/10/31(b)		2,090	2,213,442
Series 2014-CR14, Class A4, 4.24%, 02/10/47(e)		855	914,457
Series 2014-CR15, Class C, 4.77%, 02/10/47(e)		260	271,133
Series 2014-CR16, Class A4, 4.05%, 04/10/47		4,806	5,095,402
Series 2014-CR17, Class A5, 3.98%, 05/10/47		7,062	7,465,920
Series 2014-CR18, Class A4, 3.55%, 07/15/47		390	403,699
Series 2014-CR18, Class C, 4.73%, 07/15/47(e)		2,974	3,023,061
Series 2014-CR19, Class A5, 3.80%, 08/10/47		1,391	1,458,860
Series 2014-CR21, Class C, 4.42%, 12/10/24(e)		1,010	1,006,083
Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 4.58%, 08/13/27(a)(b)		540	547,714
Series 2014-TWC, Class A, (1 mo. LIBOR US + 0.850%), 2.28%, 02/13/17(a)(b)		1,715	1,716,588
Series 2014-TWC, Class B, (1 mo. LIBOR US + 1.600%), 3.03%, 02/13/32(a)(b)		3,190	3,202,313
Series 2015-CR23, Class CMD, 3.68%, 05/10/48(b)(e)		5,250	5,190,713
Series 2015-CR25, Class A4, 3.76%, 08/10/48		2,850	2,985,766
Series 2015-CR25, Class C, 4.55%, 08/10/48(e)		1,010	1,035,175
Series 2015-CR25, Class D, 3.80%, 08/10/48(e)		310	259,698

28	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates: (continued)
Series 2015-LC19, Class C, 4.26%, 02/10/48(e)	USD	700	$713,106
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		1,980	1,635,970
Series 2015-LC21, Class C, 4.31%, 07/10/48(e)		1,600	1,579,164
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		520	420,596
Commercial Mortgage Trust:
Series 2014-LC15, Class A4, 4.01%, 04/10/47		1,020	1,077,607
Series 2014-PAT, Class A, (1 mo. LIBOR US + 0.800%), 2.23%, 08/13/27(a)(b)		4,938	4,947,522
Series 2016-667M, Class D, 3.18%, 10/10/36(b)(e)		630	592,023
Series 2017-DLTA, Class E, (1 mo. LIBOR US + 1.960%), 3.44%, 08/15/35(a)(b)		1,990	1,963,851
Series 2017-DLTA, Class F, (1 mo. LIBOR US + 2.580%), 4.06%, 08/15/35(a)(b)		1,820	1,792,445
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 02/10/34(b)(e)		1,971	1,907,949
Series 2015-TEXW, Class A, 3.08%, 02/10/34(b)		2,970	3,017,813
Series 2015-TEXW, Class D, 3.85%, 02/10/34(b)(e)		1,330	1,353,908
Series 2015-TEXW, Class E, 3.85%, 02/10/34(b)(e)		250	251,462
Series 2015-TEXW, Class F, 3.85%, 02/10/34(b)(e)		5,869	5,770,363
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.29%, 11/12/43(b)(e)		48	48,017
Credit Suisse Commercial Mortgage Trust, (1 mo. LIBOR US + 1.320%), Series 2015-DEAL, Class A, 2.80%, 04/15/29(a)(b)		4,009	4,008,842
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class C, 4.95%, 07/15/37(e)		200	204,777
Credit Suisse Mortgage Capital Certificates:
Series 17-1, Class A, 4.50%, 03/25/21(b)		18,539	18,687,158
Series 17-1, Class CERT, 8.75%, 03/25/21(b)(d)		13,452	9,662,111
Series 2015-DEAL, Class D, (1 mo. LIBOR US + 3.100%), 4.58%, 04/15/29(a)(b)		1,205	1,205,000
Series 2015-GLPB, Class A, 3.64%, 11/15/34(b)		2,730	2,840,849
Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 3.08%, 11/15/33(a)(b)		690	694,253
Series 2017-CHOP, Class E, (1 mo. LIBOR US + 3.300%), 4.78%, 07/15/32(a)(b)		2,133	2,138,292
CSMC Trust:
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.950%), 2.43%, 12/15/19(a)(b)		900	899,999
Series 2017-TIME, Class A, 3.65%, 11/13/27(b)		850	875,157
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 09/10/49(b)(e)		3,608	2,968,040
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class A, 3.45%, 10/10/34(b)		2,540	2,595,095

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Deutsche Bank UBS Mortgage Trust: (continued)
Series 2017-BRBK, Class E, 3.53%, 10/10/24(b)(d)(e)	USD	4,570	$4,338,635
Series 2017-BRBK, Class F, 3.53%, 10/10/24(b)(d)(e)		880	801,284
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(b)(e)		1,190	1,229,240
FREMF Mortgage Trust:
Series 2015-K48, Class B, 3.64%, 08/25/48(b)(e)		780	788,523
Series 2017-K64, Class B, 3.98%, 03/25/27(b)(e)		2,346	2,371,888
Series 2017-K69, Class C, 3.73%, 09/25/27(b)(e)		371	353,936
Series 2017-K725, Class B, 3.88%, 02/25/24(b)(e)		4,620	4,702,745
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, (1 mo. LIBOR US + 1.300%), 2.55%, 12/15/34(a)(b)		478	477,951
Series 2015-NRF, Class EFX, 3.38%, 12/15/34(b)(e)		2,571	2,554,886
Series 2015-NRF, Class FFX, 3.38%, 12/15/34(b)(e)		3,750	3,702,246
GS Mortgage Securities Corp Trust:
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.300%), 2.78%, 07/15/32(a)(b)		230	230,231
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.500%), 2.98%, 07/15/19(a)(b)		480	480,416
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 3.28%, 07/15/19(a)(b)		200	200,290
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 3.98%, 07/15/19(a)(b)		130	130,037
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27(b)(e)		2,990	2,958,339
GS Mortgage Securities Trust:
Series 2010-C1, Class A1, 3.68%, 08/10/43(b)		436	442,509
Series 2014-GC20, Class B, 4.53%, 04/10/47(e)		140	141,976
Series 2014-GC22, Class D, 4.65%, 06/10/47(b)(e)		240	202,317
Series 2014-GC24, Class A5, 3.93%, 09/10/47		882	934,686
Series 2015-GC32, Class C, 4.41%, 07/10/48(d)(e)		1,370	1,392,331
Series 2015-GC32, Class D, 3.35%, 07/10/48		610	504,719
Series 2016-RENT, Class C, 4.07%, 02/10/29(b)(e)		1,070	1,090,514
Series 2017-GS7, Class A4, 3.43%, 08/10/50		1,010	1,028,820
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		530	456,901
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		180	149,018
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		3,390	3,373,365
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 08/10/38(b)		760	742,043

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Impac CMB Trust:
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.520%), 2.07%, 03/25/35(a)	USD	2,055	$1,921,961
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.500%), 2.05%, 10/25/35(a)		1,453	1,304,206
IMT Trust:
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(b)		1,540	1,571,618
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(b)(e)		1,600	1,560,163
Series 2017-APTS, Class EFX, 3.50%, 06/15/24(b)(e)		810	778,731
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class A4, 3.49%, 01/15/48		1,247	1,284,632
Series 2015-C28, Class B, 3.99%, 03/15/25		3,000	2,992,255
Series 2015-C33, Class D1, 4.12%, 12/15/48(b)(e)		1,873	1,787,217
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class D, 4.65%, 03/15/50(b)(e)		1,650	1,629,354
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2003-PM1A, Class G, 6.14%, 08/12/40(b)(d)(e)		1,132	1,153,621
Series 2008-C2, Class A4FL, (1 mo. LIBOR US + 1.500%), 2.94%, 02/12/51(a)		522	519,183
Series 2014-C21, Class A5, 3.77%, 08/15/47		1,420	1,487,100
Series 2014-C22, Class A4, 3.80%, 09/15/47		563	590,044
Series 2014-CBM, Class E, (1 mo. LIBOR US + 3.850%), 5.33%, 10/15/29(a)(b)		670	670,000
Series 2014-DSTY, Class A, 3.43%, 06/10/27(b)		885	891,420
Series 2015-JP1, Class C, 4.74%, 01/15/49(e)		4,710	4,949,417
Series 2015-SGP, Class A, (1 mo. LIBOR US + 1.700%), 3.18%, 07/15/36(a)(b)		5,480	5,500,528
Series 2015-UES, Class C, 3.62%, 09/05/32(b)(e)		3,431	3,477,163
Series 2015-UES, Class E, 3.62%, 09/05/32(b)(e)		3,880	3,870,336
Series 2016-NINE, Class A, 2.85%, 10/06/38(b)(e)		4,650	4,554,748
Series 2016-WPT, Class A, (1 mo. LIBOR US + 1.450%), 2.93%, 10/15/33(a)(b)		2,200	2,205,503
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	327,312
Series 2017-MAUI, Class D, (1 mo. LIBOR US + 1.950%), 3.43%, 07/15/34(a)(b)		470	470,150
Series 2017-MAUI, Class E, (1 mo. LIBOR US + 2.950%), 4.43%, 07/15/19(a)(b)		2,580	2,580,826
Series 2017-MAUI, Class F, (1 mo. LIBOR US + 3.750%), 5.23%, 07/15/19(a)(b)		240	240,152
Lehman Brothers Small Balance Commercial Mortgage Trust:
Series 2006-2A, Class M2, (1 mo. LIBOR US + 0.390%), 1.94%, 09/25/36(a)(b)		670	623,836
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 1.80%, 03/25/37(a)(b)		1,913	1,782,244
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, (1 mo. LIBOR US + 1.800%), 3.28%, 09/15/28(a)(b)		625	626,654
Series 2015-LSP, Class D, (1 mo. LIBOR US + 4.000%), 5.48%, 09/15/28(a)(b)		691	700,112
Series 2015-LSP, Class E, (1 mo. LIBOR US + 5.600%), 7.08%, 09/15/28(a)(b)		1,007	1,022,414
MAD Mortgage Trust:
Series 2017-330M, Class D, 3.98%, 08/15/34(b)(e)		1,085	1,088,754

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
MAD Mortgage Trust: (continued)
Series 2017-330M, Class E, 4.03%, 08/15/24(b)(e)	USD	3,010	$2,891,918
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32(b)(e)		3,054	3,096,610
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 6.00%, 12/15/30(b)		51	50,544
Merrill Lynch Mortgage Trust:
Series 2005-MKB2, Class F, 6.32%, 09/12/42(b)(e)		1,350	1,432,148
Series 2008-C1, Class AJ, 6.45%, 02/12/51(e)		720	719,151
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		2,530	2,663,827
Series 2015-C23, Class D, 4.13%, 07/15/50(b)(e)		970	844,816
Series 2015-C24, Class A4, 3.73%, 05/15/48 .		840	880,777
Series 2015-C25, Class C, 4.53%, 10/15/48(e)		1,990	2,050,251
Series 2015-C25, Class D, 3.07%, 10/15/48		1,269	1,030,286
Series 2015-C26, Class A5, 3.53%, 10/15/48		810	837,082
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		1,935	1,561,529
Series 2017-C33, Class C, 4.56%, 05/15/50(e)		840	862,219
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.25%, 10/15/42(e)		1,601	1,701,733
Series 2014-CPT, Class E, 3.45%, 07/13/29(b)(e)		250	249,119
Series 2014-CPT, Class F, 3.45%, 07/13/29(b)(e)		2,230	2,208,350
Series 2014-CPT, Class G, 3.45%, 07/13/29(b)(e)		1,290	1,260,460
Series 2015-MS1, Class C, 4.03%, 05/15/48(e)		1,000	983,953
Series 2015-MS1, Class D, 4.03%, 06/15/25(b)(e)		310	266,124
Series 2015-XLF2, Class AFSB, (1 mo. LIBOR US + 2.750%), 4.18%, 08/15/26(a)(b)		600	600,000
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 3.85%, 11/15/34(a)(b)		6,092	6,097,744
Series 2017-H1, Class A5, 3.53%, 06/15/50		1,090	1,125,632
Series 2017-H1, Class C, 4.28%, 06/15/50(e)		950	961,414
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		4,190	3,405,925
Series 2017-PRME, Class D, (1 mo. LIBOR US + 3.400%), 4.88%, 02/15/34(a)(b)		700	699,992
Morgan Stanley Capital I, Inc.:
Series 2017-HR2, Class A4, 3.59%, 12/15/27		2,900	2,990,608
Series 2017-HR2, Class D, 2.73%, 12/15/27		690	552,800
Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 3.20%, 11/15/34(a)(b)		1,020	1,020,321
Series 2017-JWDR, Class E, (1 mo. LIBOR US + 3.050%), 4.30%, 11/15/19(a)(b)		1,890	1,891,190
Olympic Tower Mortgage Trust:
Series 2017-OT, Class D, 3.95%, 05/10/39(b)(e)		3,010	2,985,229
Series 2017-OT, Class E, 3.95%, 05/10/39(b)(e)		5,660	5,407,150
RAIT Trust:
Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 2.43%, 06/15/37(a)(b)		3,530	3,531,820
Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 3.98%, 06/15/37(a)(b)		550	549,998

30	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Resource Capital Corp. Ltd.:
Series 2017-CRE5, Class A, (1 mo. LIBOR US + 0.800%), 2.28%, 07/15/34(a)(b)	USD	3,010	$3,011,892
Series 2017-CRE5, Class B, (1 mo. LIBOR US + 2.000%), 3.48%, 07/15/34(a)(b)		990	989,997
RSO, Series 17, Class REPO, 5.20%, 07/17/20(d)		10,410	10,382,934
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44(b)(d)		708	700,537
Velocity Commercial Capital Loan Trust:
Series 2015-1, Class AFL, (1 mo. LIBOR US + 2.430%), 3.98%, 06/25/45(a)(b)		1,342	1,358,755
Series 2016-2, Class AFL, (1 mo. LIBOR US + 1.800%), 3.35%, 10/25/46(a)		1,227	1,244,851
Series 2016-2, Class M1, 3.66%, 10/25/46(e) .		360	336,977
Series 2016-2, Class M2, 4.46%, 10/25/46(e) .		200	189,072
Series 2016-2, Class M3, 5.50%, 10/25/46(d)(e)		340	324,630
Series 2016-2, Class M4, 7.23%, 10/25/46(e) .		370	397,396
VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, 12/13/29(b)(e)		550	558,055
VNDO Trust, Series 2016-350P, Class E, 3.90%, 01/10/35(b)(e)		1,960	1,884,000
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ, 5.63%, 10/15/48(e)		201	202,233
Waldorf Astoria Boca Raton Trust, (1 mo. LIBOR US + 1.350%), Series 2016-BOCA, Class A, 2.83%, 06/15/29(a)(b)		3,870	3,875,975
WaMu Mortgage Pass-Through Certificates Trust, (Cost of Funds for the 11th District of San Franciso + 1.500%), Series 2006-AR13, Class 2A, 2.24%, 10/25/46(a)		5,891	5,776,336
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48		902	851,543
Series 2015-C31, Class A4, 3.70%, 11/15/48		1,800	1,878,182
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(e)		3,050	3,196,128
Series 2015-NXS4, Class D, 3.60%, 12/15/48(e)		220	199,337
Series 2017-C38, Class A5, 3.45%, 07/15/50 .		1,261	1,289,329
Series 2017-C39, Class C, 4.12%, 09/15/50		590	585,239
Series 2017-C39, Class D, 4.36%, 09/15/50(b)(e)		430	408,979
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 2.31%, 12/13/31(a)(b)		1,508	1,511,207
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, 08/15/47 .		1,515	1,577,564
Worldwide Plaza Trust, Series 2017-WWP, Class E, 3.60%, 11/20/27(b)(e)		1,660	1,534,812

Total Commercial Mortgage-Backed Securities — 3.8% (Cost: $468,582,193)			472,285,317
Interest Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust:
Series 2017-3, Class B, 0.00%, 07/25/56 (b)(d)(k)		1,630	108,983
Series 2017-3, Class BIO, 1.12%, 07/25/56(b)(e)		3,299	328,006

Total Interest Only Collateralized Mortgage Obligations — 0.0% (Cost: $437,376)			436,989
Interest Only Commercial Mortgage-Backed Securities — 0.3%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(b)(e)		13,000	205,140

Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 0.90%, 09/15/48(e)	USD	1,183	$61,892
Series 2017-BNK3, Class XB, 0.63%, 02/15/50(e)		23,000	1,143,560
Series 2017-BNK3, Class XD, 1.29%, 02/15/50(b)(e)		5,000	446,750
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 08/10/35(b)(e)		17,710	1,198,436
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XD, 1.70%, 01/10/48(b)(e)		5,497	595,710
Series 2016-C4, Class XA, 1.75%, 05/10/58(e)		6,232	662,695
Series 2016-C4, Class XB, 0.73%, 05/10/58(e)		5,810	302,120
Citigroup Commercial Mortgage Trust:
Series 2014-GC25, Class XE, 1.23%, 10/10/47(b)(e)		2,760	180,252
Series 2015-GC27, Class XA, 1.41%, 02/10/48(e)		7,477	568,927
Series 2016-P3, Class XA, 1.71%, 04/15/49(e)		8,612	858,529
Series 2017-P8, Class XA, 0.93%, 09/15/50(e)		7,143	494,508
Citigroup/Deutsche Bank Mortgage Trust, Series 2017-CD3, Class XA, 1.04%, 02/10/50(e)		8,916	657,753
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.10%, 03/10/46(e)		22,197	806,258
Series 2015-3BP, Class XA, 0.06%, 02/10/35(b)(e)		150,000	957,000
Series 2015-CR23, Class XA, 0.98%, 05/10/48(e)		29,135	1,372,518
Series 2015-CR24, Class XA, 0.81%, 08/10/48(e)		29,460	1,427,231
Series 2015-CR25, Class XA, 0.95%, 08/10/48(e)		23,640	1,284,486
Series 2016-DC2, Class XA, 1.06%, 02/10/49(e)		11,051	693,481
Series 2017-COR2, Class XA, 1.19%, 09/10/50(e)		7,852	695,938
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.77%, 02/10/34(b)(e)		12,909	360,071
Series 2015-WEST, Class XA, 0.93%, 02/10/37(b)(e)		9,900	580,752
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class XA, 1.05%, 11/15/48(e)		7,069	392,124
Series 2017-CX10, Class XB, 0.14%, 11/15/27(e)		12,490	222,322
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(b)(e)		5,780	401,363
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/22(b)(e)		93,585	307,249
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.28%, 10/10/49(e)		4,928	399,135
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class XA, 0.83%, 09/15/47(e)		40,845	1,238,543

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust: (continued)
Series 2015-C29, Class XA, 0.93%, 05/15/48(e)	USD	3,023	$105,301
Series 2016-C1, Class XA, 1.39%, 03/15/49(e)		18,016	1,389,198
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)(e)		4,940	262,610
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.55%, 04/15/46(e)		4,570	118,070
Series 2014-C22, Class XA, 0.92%, 09/15/47(e)		4,018	185,878
Series 2015-C27, Class XA, 1.35%, 02/15/48(e)		37,245	2,246,843
Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)(e)		13,040	549,897
Series 2016-JP4, Class XA, 0.81%, 12/15/49(e)		2,979	132,198
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.23%, 03/10/50(b)(e)		3,991	198,641
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.19%, 12/15/47(b)(d)(e)		4,370	263,358
Series 2015-C22, Class XA, 1.14%, 04/15/48(e)		3,035	174,497
Series 2015-C26, Class XA, 1.11%, 10/15/48(e)		12,091	762,835
Series 2015-C26, Class XD, 1.35%, 10/15/48(b)(e)		4,490	402,169
Series 2016-C28, Class XA, 1.28%, 01/15/49(e)		4,073	305,199
Series 2016-C29, Class XA, 1.64%, 05/15/49(e)		7,790	767,843
Series 2016-C29, Class XB, 0.96%, 05/15/49(e)		9,126	646,003
Series 2016-C31, Class XA, 1.46%, 11/15/49(e)		2,640	237,314
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.54%, 03/15/49(b)(e)		13,984	1,402,735
Series 2017-H1, Class XD, 2.20%, 06/15/50(b)(e)		3,293	505,871
Morgan Stanley Capital I, Inc., Series 2017-HR2, Class XA, 0.81%, 12/15/50(e)		15,582	998,280
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(b)(e)		36,697	1,223,478
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32(b)(e)		53,230	299,153
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(b)(d)(e)		10,646	63,876
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.61%, 06/15/50(e)		6,950	775,273
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.92%, 02/15/48(e)		16,423	830,820
Series 2015-NXS1, Class XB, 0.36%, 05/15/48(e)		3,210	105,592
Series 2015-NXS4, Class XA, 0.95%, 12/15/48(e)		3,216	177,545

Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust: (continued)
Series 2016-BNK1, Class XB, 1.34%, 08/15/49(e)	USD	6,800	$654,704
Series 2016-BNK1, Class XD, 1.27%, 08/15/49(b)(e)		3,420	288,716
Series 2016-C33, 1.80%, 03/15/59(e)		16,149	1,629,093
Series 2016-LC25, Class XA, 1.09%, 12/15/59(e)		12,289	779,278
Series 2017-C41, Class XA, 1.24%, 11/15/50(e)		17,540	1,605,913
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, 1.13%, 05/15/47(e)		4,905	226,086

Total Interest Only Commercial Mortgage-Backed Securities — 0.3% (Cost: $39,479,803)			38,829,010

Total Non-Agency Mortgage-Backed Securities — 6.3% (Cost: $772,237,894)			781,038,145

Preferred Securities — 0.7%

Capital Trusts — 0.6%
Banks — 0.4%
ABN AMRO Bank NV, (5 yr. Euro Swap + 0.000%), 4.75%(m)(n)	EUR	800	1,000,672
Banco Bilbao Vizcaya Argentaria SA, (5 yr. Euro Swap + 0.000%), 8.88%(m)(n)		800	1,137,454
Banco Santander SA, (5 yr. Euro Swap + 0.000%), 6.75%(m)(n)		3,100	4,222,225
Bank of East Asia Ltd.:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 5.50%(m)(n)	USD	688	701,089
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 5.63%(m)(n)		995	1,023,793
Bankia SA, (5 yr. Euro Swap + 0.000%), 6.00%(m)	EUR	600	751,764
China Construction Bank Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 4.65%(m)	USD	585	586,615
Danske Bank A/S, (5 yr. Euro Swap + 0.000%), 5.88%(m)(n)	EUR	850	1,157,913
Hongkong & Shanghai Banking Corp. Ltd., (3 mo. LIBOR US + 0.000%), 1.63%(a)(n)	USD	1,500	1,320,000
HSBC Holdings PLC, (USD Swap Rate 11:00 am NY 1 + 0.000%), 6.00%(m)(n)		10,345	10,875,181
HSH Nordbank AG, 7.25%(n)		2,658	1,378,226
Industrial & Commercial Bank of China Asia Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 4.25%(m)(n)			850 836,548
Intesa Sanpaolo SpA, (5 yr. Euro Swap + 0.000%), 7.00%(m)(n)	EUR	1,049	1,391,964
Itau Unibanco Holding SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 6.13%(b)(m)	USD	556	555,825
Lehman Brothers Holdings Capital Trust VII, 5.86%(d)(n)		1,888	—
Lloyds Banking Group PLC:
(3 mo. LIBOR US + 0.000%), 6.41%(b)(m)		500	576,250
(3 mo. LIBOR US + 0.000%), 6.66%(m)		175	204,750

32	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2017	Master Total Return Portfolio of Master Bond LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC: (continued) (3 mo. LIBOR US + 0.000%), 6.66%(b)(m)	USD	1,125	$1,316,250
Macquarie Bank Ltd., (5 yr. Swap Semi 30/360 US + 0.000%), 6.13%(m)(n)		1,304	1,354,530
Nanyang Commercial Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 5.00%(m)(n)		1,500	1,497,977
National Westminster Bank PLC, 1.75%(e)(n)		2,000	1,761,600
Postal Savings Bank of China Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 4.50%(m)(n)		2,000	1,970,000
UniCredit SpA:
(5 yr. Euro Swap + 0.000%), 6.63%(m)	EUR	600	781,100
(5 yr. Euro Swap + 0.000%), 6.75%(m)(n)		400	517,643
(5 yr. Euro Swap + 0.000%), 9.25%(m)(n)		700	1,017,152
United Overseas Bank Ltd., (5 yr. Swap Semi 30/360 US + 0.000%), 3.88%(m)	USD	1,070	1,067,564
Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 0.000%), 5.00%(m)(n)		325	324,169
Woori Bank:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 4.50%(m)(n) .		1,238	1,228,029
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 5.25%(m)(n)(q)		1,975	2,009,549

			42,565,832
Capital Markets — 0.1%
Bank of New York Mellon Corp., (3 mo. LIBOR US + 0.000%), 4.63%(m)(n)		6,967	7,080,214

Commercial Services & Supplies — 0.0%
King Talent Management Ltd., 5.60%(e)(n)		800	797,864

Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 5.70%(m)(n)		200	203,977

Diversified Financial Services — 0.0%
HBOS Capital Funding LP, 6.85%(n)		2,046	2,093,979
Huarong Finance 2017 Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 4.50%(m)(n)		399	402,844

			2,496,823
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, (5 yr. Euro Swap + 0.000%), 6.13%(m)(n)	EUR	400	499,166
Orange SA:
(5 yr. Euro Swap + 0.000%), 4.00%(m)(n)		1,300	1,724,359
(5 yr. Euro Swap + 0.000%), 5.25%(m)(n)		1,090	1,552,639

			3,776,164
Electric Utilities — 0.0%
Electricite de France SA, (8 yr. Euro Swap + 0.000%), 4.13%(m)(n)		800	1,024,669
Enel SpA, (5 yr. Euro Swap + 0.000%), 5.00%, 01/15/75(m)		100	130,267
Gas Natural Fenosa Finance BV:
(9 yr. Euro Swap + 0.000%), 3.38%(m)(n)		900	1,134,362
(8 yr. Euro Swap + 0.000%), 4.13%(m)(n)		100	130,810

			2,420,108
Insurance — 0.0%
Assicurazioni Generali SpA, (3 mo. LIBOR GBP + 0.000%), 6.42%(m)(n)	GBP	100	149,327
Ethias SA, 5.00%, 01/14/26	EUR	800	1,108,119

			1,257,446

Security		Par (000)	Value
Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 3.75%(m)(n)	USD	278	$273,180

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(n)		3,770	4,005,625

Metals & Mining — 0.0%
BHP Billiton Finance Ltd., (5 yr. Euro Swap + 0.000%), 5.63%, 10/22/79(m)	EUR	1,800	2,646,741

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20	USD	6,650	6,652,781

Real Estate Management & Development — 0.0%
AT Securities BV, (5 yr. Swap Semi 30/360 US + 0.000%), 5.25%(m)(n)		1,250	1,265,625
ATF Netherlands BV, (5 yr. Euro Swap + 0.000%), 3.75%(m)	EUR	700	894,066
Grand City Properties SA, (5 yr. Euro Swap + 0.000%), 3.75%(m)(n)		800	1,025,149

			3,184,840
Transportation Infrastructure — 0.0%
Royal Capital BV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%), 4.88%(m)(n)	USD	219	220,627

Wireless Telecommunication Services — 0.0%
Telefonica Europe BV:
(5 yr. Euro Swap + 0.000%), 3.75%(m)(n)	EUR	500	631,444
(5 yr. Euro Swap + 0.000%), 4.20%(m)(n)		400	506,756
(10 yr. Euro Swap + 0.000%), 5.88%(m)(n)		1,900	2,644,325
(8 yr. Euro Swap + 0.000%), 7.63%(m)(n)		200	287,369

			4,069,894

Total Capital Trusts — 0.6% (Cost: $76,876,718)			81,652,116

		Shares
Preferred Stocks — 0.0%
Diversified Financial Services — 0.0%
Concrete Investment II SCA, 0.00%, 08/27/44(d)(g)		12,471	404,009

Total Preferred Stocks — 0.0% (Cost: $1,088,511)			404,009

Trust Preferreds — 0.1%

Banks — 0.1%
Citigroup Capital XIII, 8.14%, 10/30/40		349,440	9,602,611

Total Trust Preferreds — 0.1% (Cost: $9,587,771)			9,602,611

Total Preferred Securities — 0.7% (Cost: $87,553,000)			91,658,736

		Par (000)
Taxable Municipal Bonds — 5.6%
Adams & Weld Counties School District No. 27J Brighton, CO GO, 5.00%, 12/01/42	USD	1,650	1,978,037
Alamo Community College District GO:
5.00%, 08/15/30		1,130	1,390,759
5.00%, 08/15/31		1,130	1,384,205
5.00%, 08/15/34		1,130	1,370,125
5.00%, 08/15/35		1,260	1,524,159
5.00%, 08/15/36		1,650	1,992,787
5.00%, 08/15/37		1,600	1,927,856

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Alamo Community College District GO: (continued)
5.00%, 08/15/38	USD	1,570	$1,888,741
Aldine Independent School District GO, 5.00%, 02/15/30		2,845	3,473,432
American Municipal Power, Inc. RB, 6.45%, 02/15/44		895	1,229,560
Arizona Health Facilities Authority RB, 1.95%, 01/01/37(e)		1,355	1,219,690
Bay Area Toll Authority RB:
6.92%, 04/01/40		3,145	4,537,669
7.04%, 04/01/50		5,965	9,423,626
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 06/01/47		5,210	5,020,095
California Health Facilities Financing Authority RB, 5.00%, 08/15/33		1,190	1,422,359
California Pollution Control Financing Authority RB, 5.00%, 11/21/45(b)		1,000	1,084,380
Central Texas Regional Mobility Authority RB:
5.00%, 01/01/45		900	1,014,858
5.00%, 01/01/46		900	1,017,540
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 07/01/51		700	786,422
Chesapeake Bay Bridge & Tunnel District RB AGM, 5.00%, 07/01/41		880	1,022,569
City & County of Denver, CO Airport System Revenue RB:
5.00%, 11/15/28		1,180	1,434,196
5.00%, 11/15/29		1,180	1,427,316
5.00%, 11/15/30		945	1,137,582
5.00%, 11/15/33		470	566,688
City & County of Honolulu, HI GO, 5.00%, 09/01/41		960	1,152,058
City of Aurora, CO Water Revenue RB, 5.00%, 08/01/46		1,700	2,006,119
City of Houston, TX Airport System Revenue RB, 5.00%, 07/01/24		700	789,194
City of Houston, TX Combined Utility System Revenue RB, 5.00%, 11/15/35		1,245	1,480,218
City of Long Beach, CA Harbor Revenue RB, 5.00%, 05/15/47		2,610	3,146,981
City of Los Angeles Department of Airports RB, 5.00%, 05/15/47		1,320	1,555,382
City of Miami Beach, FL Water & Sewer Revenue RB, 5.00%, 09/01/47		1,350	1,594,809
City of Philadelphia, PA Airport Revenue RB:
5.00%, 07/01/42		2,400	2,776,848
5.00%, 07/01/47		2,490	2,869,899
City of Phoenix Civic Improvement Corp RB, 5.00%, 07/01/47		990	1,154,310
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		1,325	2,017,419
City Public Service Board of San Antonio, TX RB, 5.81%, 02/01/41		3,260	4,333,225
Clark County School District GO:
5.00%, 06/15/23		545	628,412
5.00%, 06/15/24		680	797,470
5.00%, 06/15/27		365	437,398
5.00%, 06/15/28		705	840,875
Colorado Health Facilities Authority RB, 5.25%, 02/01/31		785	841,559
Commonwealth Financing Authority RB, 4.14%, 06/01/38		1,730	1,833,973
Commonwealth of Massachusetts GO:
5.00%, 11/01/39		1,890	2,275,636
5.00%, 11/01/40		3,740	4,495,929
5.00%, 11/01/41		1,890	2,270,192
5.00%, 11/01/42		1,890	2,266,582

Security		Par (000)	Value
Commonwealth of Massachusetts GO: (continued)
5.00%, 11/01/44	USD	3,780	$4,525,945
5.00%, 11/01/45		1,890	2,261,158
5.00%, 11/01/46		2,580	3,081,758
Commonwealth of Massachusetts Transportation Fund Revenue RB:
5.00%, 06/01/40		1,455	1,758,338
5.00%, 06/01/41		1,640	1,980,316
5.00%, 06/01/43		1,740	2,097,692
Commonwealth of Puerto Rico GO, 8.00%, 07/01/35(g)(l)		24,815	5,893,563
Connecticut State Health & Educational Facility Authority RB, 5.00%, 07/01/45		1,700	1,880,013
Contra Costa Community College District GO, 6.50%, 08/01/34		570	741,507
County of Clark Department of Aviation RB, 5.00%, 07/01/21		1,800	1,973,088
County of Fairfax, VA Sewer Revenue RB, 5.00%, 07/15/44		750	906,045
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		2,490	2,405,440
3.35%, 10/01/29		560	552,462
3.45%, 10/01/30		1,030	1,041,217
3.50%, 10/01/31		965	976,483
5.00%, 10/01/38		1,600	1,836,272
County of Miami-Dade, FL GO:
5.00%, 07/01/34		1,000	1,183,540
5.00%, 07/01/35		960	1,133,789
Dallas Area Rapid Transit RB:
5.00%, 12/01/41		1,780	2,076,726
5.00%, 12/01/46		2,410	2,802,420
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		2,025	2,205,549
Series A, 5.00%, 11/01/43		60	64,035
5.00%, 11/01/45		3,670	3,914,716
5.00%, 11/01/45		2,650	2,883,226
District of Columbia RB:
5.00%, 07/15/34		775	897,047
5.59%, 12/01/34		2,675	3,306,006
5.00%, 07/15/35		775	895,838
Dutchess County Local Development Corp. RB, 5.00%, 07/01/46		2,685	3,080,688
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/45		840	1,014,334
Eastern Municipal Water District Financing Authority RB, 5.00%, 07/01/47		900	1,085,742
Golden State Tobacco Securitization Corp. RB, 5.13%, 06/01/47		4,095	4,091,724
Grant County Public Utility District No. 2 RB, 4.58%, 01/01/40		600	630,306
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 07/01/33		755	913,656
Health & Educational Facilities Authority of the State of Missouri RB:
5.00%, 11/15/29		840	990,797
3.65%, 08/15/57		2,895	2,942,333
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/50		850	937,006
Lexington County Health Services District, Inc. RB, 5.00%, 11/01/41		1,880	2,115,357
Los Angeles Community College District GO, 6.60%, 08/01/42		4,740	6,972,635
Los Angeles County Metropolitan Transportation Authority RB:
5.00%, 07/01/32		2,070	2,558,189
5.00%, 07/01/40		3,760	4,574,905
5.00%, 07/01/41		2,500	3,039,475

34	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Los Angeles County Metropolitan Transportation Authority RB: (continued)
5.00%, 07/01/42	USD	4,500	$5,466,780
5.00%, 07/01/42		3,560	4,308,063
Los Angeles Department of Water & Power RB, 6.60%, 07/01/50		1,065	1,654,360
Los Angeles Unified School District, 5.75%, 07/01/34		415	529,204
Los Angeles Unified School District GO, 6.76%, 07/01/34		4,355	6,014,778
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 07/01/27		815	940,135
Massachusetts Bay Transportation Authority RB:
5.00%, 07/01/39		970	1,162,943
5.00%, 07/01/40		1,020	1,221,940
5.00%, 07/01/41		1,060	1,268,873
5.00%, 07/01/41		890	1,065,374
5.00%, 07/01/42		1,115	1,333,674
5.00%, 07/01/42		890	1,064,547
5.00%, 07/01/43		890	1,063,719
5.00%, 07/01/44		890	1,062,900
5.00%, 07/01/45		890	1,062,073
Massachusetts Clean Water Trust RB:
5.00%, 02/01/27		670	822,592
5.00%, 02/01/28		1,140	1,394,870
Massachusetts Development Finance Agency RB, 5.00%, 07/01/47		1,260	1,455,905
Massachusetts Educational Financing Authority RB, 5.00%, 01/01/22		500	545,445
Mesquite Independent School District GO PSF, 5.00%, 08/15/42		1,700	2,014,551
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, 5.00%, 07/01/46		1,800	2,042,190
Metropolitan St. Louis Sewer District RB, 5.00%, 05/01/42		2,770	3,332,670
Metropolitan Transportation Authority RB:
5.00%, 11/15/25		1,850	2,234,134
5.00%, 11/15/26		4,570	5,595,554
5.87%, 11/15/39		735	947,202
6.67%, 11/15/39		350	495,400
6.69%, 11/15/40		1,160	1,641,145
6.81%, 11/15/40		860	1,229,121
5.00%, 11/15/42		1,700	2,024,734
5.25%, 11/15/57		2,090	2,492,158
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		1,060	1,626,347
5.00%, 10/01/53		1,000	1,079,930
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB AGC, 0.00%, 10/01/39(k)		800	364,344
Metropolitan Washington Airports Authority RB, 5.00%, 10/01/32		2,710	3,194,792
Miami-Dade County Educational Facilities Authority RB, 5.07%, 04/01/50		1,300	1,456,520
Michigan Finance Authority RB:
5.00%, 06/01/39		840	953,207
5.00%, 11/15/41		850	961,664
5.00%, 12/01/47		5,660	6,238,452
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 09/01/46		1,610	1,771,338
Municipal Electric Authority of Georgia RB:
5.00%, 01/01/20		1,630	1,727,441
6.64%, 04/01/57		1,610	2,063,762
New Jersey Educational Facilities Authority RB:
5.00%, 07/01/26		1,200	1,493,736

Security		Par (000)	Value
New Jersey Educational Facilities Authority RB: (continued)
5.00%, 07/01/34	USD	1,200	$1,471,488
5.00%, 07/01/35		2,025	2,477,344
New Jersey State Turnpike Authority RB, 7.41%, 01/01/40		2,329	3,594,858
New Jersey Transportation Trust Fund Authority RB, 5.00%, 06/15/29		915	1,039,714
New Orleans Aviation Board RB, 5.00%, 01/01/40		1,580	1,780,170
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/40		930	1,099,939
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
2.28%, 05/01/26		1,265	1,186,734
3.05%, 05/01/27		4,675	4,610,999
5.00%, 08/01/31		470	567,454
5.00%, 02/01/35		1,040	1,229,925
5.00%, 05/01/36		990	1,174,180
New York City Water & Sewer System RB:
5.75%, 06/15/41		1,330	1,815,663
6.01%, 06/15/42		665	935,675
5.38%, 06/15/43		4,410	4,850,250
5.50%, 06/15/43		5,285	5,855,569
5.88%, 06/15/44		1,195	1,653,175
5.00%, 06/15/47		2,350	2,779,204
New York Convention Center Development Corp. RB:
5.00%, 11/15/40		930	1,069,286
5.00%, 11/15/46		2,370	2,780,863
New York Liberty Development Corp RB, 5.25%, 10/01/35		1,030	1,350,361
New York State Dormitory Authority RB:
5.00%, 02/15/27		870	1,067,899
5.00%, 02/15/28		870	1,063,297
5.00%, 02/15/31		780	939,011
5.00%, 03/15/32		1,395	1,671,322
5.00%, 02/15/34		1,870	2,260,269
5.00%, 02/15/35		1,870	2,254,939
5.00%, 02/15/36		1,870	2,251,405
5.00%, 02/15/37		1,870	2,246,113
5.00%, 02/15/38		1,870	2,242,597
5.00%, 02/15/39		1,870	2,240,840
5.00%, 02/15/40		3,870	4,633,822
5.39%, 03/15/40		1,470	1,854,743
5.00%, 02/15/41		1,870	2,237,343
5.00%, 02/15/42		3,450	4,124,475
5.00%, 02/15/43		3,430	4,097,341
New York State Urban Development Corp. RB:
2.86%, 03/15/24		5,580	5,540,215
3.12%, 03/15/25		2,900	2,910,295
3.32%, 03/15/29		4,035	4,025,639
New York Transportation Development Corp. RB:
5.00%, 08/01/20		2,200	2,342,670
5.00%, 07/01/46		730	801,555
5.25%, 01/01/50		3,450	3,827,602
North Texas Tollway Authority RB:
5.00%, 01/01/35		1,520	1,792,202
5.00%, 01/01/39		1,070	1,266,805
5.00%, 01/01/39		1,030	1,203,720
5.00%, 01/01/43		3,150	3,711,393
5.00%, 01/01/43		940	1,093,681
Northwest Independent School District GO PSF, 5.00%, 02/15/42		2,285	2,685,720
Orange County Local Transportation Authority RB, 6.91%, 02/15/41		2,790	3,933,677

CONSOLIDATED SCHEDULE OF INVESTMENTS	35

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oregon School Boards Association GO:
5.48%, 06/30/22	USD	4,895	$5,501,442
5.49%, 06/30/23		7,030	8,021,581
Oregon School Boards Association GO AMBAC, 4.76%, 06/30/28		4,460	4,911,263
Oxnard School District GO BAM, 5.00%, 08/01/45		1,270	1,499,768
Palm Beach County School District GO, 5.00%, 08/01/26		4,900	5,984,223
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,000	1,125,700
5.00%, 12/31/38		320	361,773
Pennsylvania Turnpike Commission RB:
5.00%, 06/01/42		830	943,328
5.25%, 06/01/47		830	963,638
Permanent University Fund — University of Texas System RB, 3.38%, 07/01/47		3,945	3,962,516
Port Authority of New York & New Jersey RB:
4.96%, 08/01/46		1,970	2,441,579
5.00%, 11/15/47		860	1,009,133
4.93%, 10/01/51		1,045	1,291,223
4.46%, 10/01/62		3,505	4,047,329
4.81%, 10/15/65		1,740	2,119,616
Public Power Generation Agency RB, 5.00%, 01/01/35		1,070	1,243,351
Regents of the University of California Medical Center Pooled Revenue RB:
6.40%, 05/15/31		2,040	2,580,886
6.58%, 05/15/49		2,860	4,023,248
Richardson Independent School District GO PSF, 5.00%, 02/15/42		1,700	1,992,706
Royal Oak Hospital Finance Authority RB, 5.00%, 09/01/39		1,160	1,293,957
Salt Lake City Corp. Airport Revenue RB:
5.00%, 07/01/47		2,960	3,432,712
5.00%, 07/01/47		1,100	1,294,513
Salt River Project Agricultural Improvement & Power District RB:
5.00%, 01/01/30		750	936,728
5.00%, 01/01/31		370	458,375
5.00%, 01/01/34		940	1,152,280
5.00%, 01/01/35		510	623,654
5.00%, 01/01/36		1,110	1,355,166
5.00%, 12/01/36		1,280	1,508,506
5.00%, 01/01/37		2,890	3,519,760
5.00%, 01/01/38		1,400	1,702,302
5.00%, 01/01/39		1,020	1,239,249
San Antonio Education Facilities Corp. RB, 5.00%, 06/01/47		2,480	2,919,605
San Diego Public Facilities Financing Authority Sewer Revenue RB, 5.00%, 05/15/39		1,250	1,487,688
San Diego Unified School District GO:
5.00%, 07/01/41		2,370	2,870,236
5.00%, 07/01/47		1,800	2,171,484
San Francisco City & County Airport Comm-San Francisco International Airport RB:
5.00%, 05/01/41		1,690	1,956,243
5.00%, 05/01/46		830	957,438
San Francisco City & County Airport RB, 5.00%, 05/01/47		1,890	2,208,900
San Jose Redevelopment Agency Successor Agency TA:
2.96%, 08/01/24		7,265	7,252,504
3.13%, 08/01/28		4,275	4,181,036
3.25%, 08/01/29		3,585	3,533,376
South Carolina Public Service Authority RB:
2.39%, 12/01/23		2,692	2,562,703

Security		Par (000)	Value
South Carolina Public Service Authority RB: (continued)
5.00%, 12/01/24	USD	950	$1,116,336
5.00%, 12/01/25		1,560	1,840,800
5.00%, 12/01/26		460	539,727
5.00%, 12/01/27		560	661,870
5.00%, 12/01/28		1,120	1,303,389
5.00%, 12/01/28		570	668,513
5.00%, 12/01/29		1,030	1,202,947
5.00%, 12/01/31		400	466,904
5.00%, 12/01/32		560	651,274
5.00%, 12/01/46		830	933,451
5.00%, 12/01/49		1,730	1,925,058
5.00%, 12/01/50		1,730	1,942,461
State Board of Administration Finance Corp. RB:
3.00%, 07/01/20		3,770	3,819,349
2.64%, 07/01/21		4,400	4,404,532
State of California GO:
5.00%, 09/01/27		250	309,815
7.50%, 04/01/34		2,210	3,272,612
7.55%, 04/01/39		3,715	5,845,961
7.30%, 10/01/39		820	1,223,325
7.35%, 11/01/39		1,320	1,980,950
7.60%, 11/01/40		6,115	9,765,227
State of Delaware GO, 5.00%, 01/01/24		1,180	1,399,551
State of Georgia GO, 5.00%, 07/01/26		855	1,062,765
State of Illinois GO, 5.10%, 06/01/33		8,190	8,176,405
State of Kansas Department of Transportation RB, 5.00%, 09/01/35		930	1,098,981
State of Maryland GO:
5.00%, 08/01/24		4,670	5,593,025
5.00%, 08/01/26		1,600	1,988,000
State of Ohio GO:
5.00%, 05/01/27		1,740	2,094,107
5.00%, 05/01/30		1,180	1,413,923
5.00%, 03/15/32		2,380	2,771,677
5.00%, 05/01/32		1,580	1,877,846
State of Texas GO, 5.00%, 10/01/36		4,970	5,928,464
State of Texas RB, 4.00%, 08/30/18		9,310	9,463,615
State of Washington GO:
5.00%, 07/01/28		480	572,520
5.00%, 08/01/28		1,000	1,219,520
5.00%, 08/01/29		1,000	1,215,160
5.00%, 07/01/30		5,390	6,390,330
5.00%, 08/01/30		1,000	1,209,080
5.00%, 08/01/40		2,720	3,211,422
5.00%, 08/01/40		2,375	2,826,630
5.00%, 08/01/40		1,120	1,332,979
5.00%, 02/01/41		1,880	2,219,378
5.00%, 08/01/41		2,585	3,074,160
5.00%, 08/01/41		1,175	1,397,345
5.00%, 08/01/42		2,820	3,351,006
5.00%, 08/01/42		1,245	1,479,433
State of Wisconsin GO:
5.00%, 11/01/29		2,960	3,652,581
5.00%, 11/01/31		2,890	3,533,458
5.00%, 05/01/32		1,040	1,232,182
5.00%, 05/01/33		940	1,110,920
5.00%, 11/01/33		1,520	1,845,645
5.00%, 05/01/34		1,220	1,438,221
5.00%, 05/01/36		1,520	1,786,289
5.00%, 05/01/38		1,530	1,792,426
State of Wisconsin RB, 3.15%, 05/01/27		4,780	4,846,824
Sumter Landing Community Development
District RB,4.17%, 10/01/47		920	997,446
Texas A&M University RB:
2.76%, 05/15/26		5,045	4,943,242

36	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Texas A&M University RB: (continued) 2.84%, 05/15/27	USD	2,240	$2,200,845
Texas Municipal Gas Acquisition & Supply Corp. RB, 6.25%, 12/15/26		850	1,021,088
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		370	408,140
Texas Water Development Board RB:
5.00%, 10/15/40		1,590	1,871,971
5.00%, 10/15/42		3,100	3,735,934
5.00%, 10/15/45		1,360	1,592,778
Tobacco Settlement Finance Authority RB, 7.47%, 06/01/47		6,770	6,580,508
Tobacco Settlement Financing Corp. RB:
5.00%, 06/01/41		3,580	3,474,104
6.71%, 06/01/46		3,325	2,998,285
TSASC, Inc. RB, 5.00%, 06/01/41		1,700	1,910,171
United Independent School District GO PSF, 5.00%, 08/15/47		1,510	1,798,153
University of California RB:
3.06%, 07/01/25		1,865	1,885,310
4.60%, 05/15/31		1,950	2,167,347
5.00%, 05/15/47		2,300	2,749,880
4.86%, 05/15/12		1,415	1,579,480
University of Houston RB:
5.00%, 02/15/33		955	1,124,770
5.00%, 02/15/34		875	1,027,749
5.00%, 02/15/35		1,990	2,332,638
5.00%, 02/15/36		2,560	2,996,685
University of Massachusetts Building Authority RB, 5.00%, 11/01/31		1,190	1,419,872
University of Virginia RB:
5.00%, 04/01/44		1,970	2,372,392
5.00%, 04/01/46		1,820	2,188,423
4.18%, 09/01/99		2,470	2,575,765
Virginia Commonwealth Transportation Board RB:
5.00%, 03/15/25		1,880	2,263,388
5.00%, 03/15/26		2,370	2,899,174
5.00%, 09/15/26		2,800	3,450,020
Virginia Small Business Financing Authority RB, 5.00%, 12/31/56		2,190	2,447,719
Weld County School District No. RE-4 GO, 5.25%, 12/01/41		1,560	1,888,286
West Virginia Hospital Finance Authority RB:
5.00%, 06/01/19		895	934,711
5.00%, 06/01/20		965	1,033,592
5.00%, 06/01/21		960	1,052,496
5.00%, 06/01/22		1,050	1,177,375
5.00%, 06/01/23		870	993,853
5.00%, 06/01/24		935	1,087,751
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/15/44		790	874,972

Total Taxable Municipal Bonds — 5.6% (Cost: $688,315,067)			695,301,883

U.S. Government Sponsored Agency Securities — 67.2%
Agency Obligations — 0.1%
Fannie Mae 6.63%, 11/15/30		1,450	2,039,144
Freddie Mac:
4.88%, 06/13/18		4,300	4,362,380
3.75%, 03/27/19		3,650	3,735,352

			10,136,876
Collateralized Mortgage Obligations — 0.6%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 02/25/35 .		4	3,828

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae: (continued)
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.200%), 3.75%, 01/25/30(a)	USD	2,245	$2,268,288
Series 2017-C04, Class 2M2, (1 mo. LIBOR US + 2.850%), 4.40%, 11/25/29(a)		1,585	1,647,670
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.000%), 4.55%, 10/25/29(a)		676	711,084
Series 2017-C01, Class 1M2, (1 mo. LIBOR US + 3.550%), 5.10%, 07/25/29(a)		3,204	3,481,916
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.600%), 5.15%, 01/25/30(a)		3,850	3,835,350
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.000%), 5.55%, 05/25/30(a)		3,464	3,591,868
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.250%), 5.80%, 01/25/29(a)		4,553	5,159,129
Series 2016-C06, Class 1M2, (1 mo. LIBOR US + 4.250%), 5.80%, 04/25/29(a)		4,038	4,592,982
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.850%), 6.40%, 10/25/29(a)		9,530	10,419,855
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.750%), 7.30%, 07/25/29(a)		1,713	1,995,892
Series 2016-C02, Class 1M2, (1 mo. LIBOR US + 6.000%), 7.55%, 09/25/28(a)		640	759,737
Freddie Mac:
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.500%), 13.05%, 01/25/25(a)		504	730,542
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.450%), 3.86%, 12/25/42(a)		810	827,406
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.500%), 4.05%, 03/25/30(a)		7,630	7,902,371
Series 2017-HQA2, Class M2, (1 mo. LIBOR US + 2.650%), 4.20%, 12/25/29(a)		2,959	3,059,893
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.250%), 4.80%, 07/25/29(a)		3,290	3,525,712
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.450%), 5.00%, 10/25/29(a)		4,004	4,355,738
Series 2016-DNA4, Class M3, (1 mo. LIBOR US + 3.800%), 5.35%, 03/25/29(a)		3,200	3,571,729
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.450%), 6.00%, 03/25/30(a)		3,870	4,146,068
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.150%), 6.70%, 10/25/29(a)		2,180	2,427,200
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.950%), 9.50%, 05/25/25(a)		530	651,011

			69,665,269
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32(e)		2,229	2,383,411
Series 2015-M10, Class A2, 3.09%, 04/25/27(e)		1,000	1,012,892
Series 2017-M8, Class A2, 3.06%, 05/25/27(e)		1,056	1,068,495
Freddie Mac:
Series K034, Class A2, 3.53%, 07/25/23(e)		1,220	1,281,446
Series K058, Class A2, 2.65%, 08/25/26		1,160	1,146,372
Series K059, Class A2, 3.12%, 09/25/26(e)		2,860	2,923,346
Series K060, Class A2, 3.30%, 10/25/26		1,220	1,264,045
Series K061, Class A2, 3.35%, 11/25/26(e)		1,400	1,455,707
Series K062, Class A2, 3.41%, 12/25/26		237	247,017
Series K069, Class A2, 3.19%, 09/25/27(e)		1,170	1,199,749
Series KPLB, Class A, 2.77%, 05/25/25		2,700	2,691,702

			16,674,182

CONSOLIDATED SCHEDULE OF INVESTMENTS	37

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M5, Class X2, 2.18%, 01/25/22(e)	USD	10,385	$515,125
Series 2014-M13, Class X2, 0.13%, 08/25/24(e)		120,070	971,958
Series 2015-M4, Class X2, 0.56%, 07/25/22(e)		38,898	810,989
Series 2016-M4, Class X2, 2.70%, 01/25/39(e)		13,242	1,503,302
Series 2017-M12, Class X, 0.33%, 06/25/27(e)		16,448	364,949
Freddie Mac:
Series K045, Class X1, 0.46%, 01/25/25(e)		13,985	384,861
Series K056, Class X1, 1.27%, 05/25/26(e)		9,850	848,642
Series K064, Class X1, 0.61%, 03/25/27(e)		26,616	1,266,441
Series K065, Class X1, 0.68%, 04/25/27(e)		46,823	2,483,065
Series K718, Class X1, 0.64%, 01/25/22(e)		5,981	132,968
Series K721, Class X1, 0.34%, 08/25/22(e)		12,790	167,283
Series KIR1, Class X, 1.09%, 03/25/26(e)		9,176	651,627
Series KW03, Class X1, 0.85%, 06/25/27(e)		7,736	463,930
Ginnie Mae:
Series 2012-120, Class IO, 0.79%, 02/16/53(e)		15,846	705,134
Series 2012-23, Class IO, 0.72%, 06/16/53(e)		4,117	113,510
Series 2013-191, Class IO, 0.76%, 11/16/53(e)		2,990	107,595
Series 2014-40, Class AI, 1.00%, 02/16/39		8,841	203,874
Series 2014-52, Class AI, 0.83%, 08/16/41		6,202	147,928
Series 2015-173, Class IO, 0.90%, 09/16/55(e)		6,890	456,781
Series 2015-22, Class IO, 0.73%, 03/16/55(e)		11,122	616,842
Series 2015-48, Class IO, 0.68%, 02/16/50(e)		5,908	298,127
Series 2016-110, Class IO, 1.04%, 05/16/58(e)		6,570	534,146
Series 2016-119, Class IO, 1.13%, 10/16/52(e)		10,150	837,592
Series 2016-125, Class IO, 1.06%, 12/16/57(e)		9,337	702,653
Series 2016-152, Class IO, 0.98%, 08/15/58(e)		18,381	1,425,013
Series 2016-158, Class IO, 0.91%, 06/16/58(e)		6,605	492,294
Series 2016-87, Class IO, 1.01%, 08/16/58(e)		9,342	713,108
Series 2017-100, Class IO, 0.81%, 05/16/59(e)		8,904	611,157
Series 2017-111, Class IO, 0.74%, 02/16/59(e)		21,241	1,575,448
Series 2017-151, Class IO, 0.71%, 09/16/57(d)(e)		13,770	903,205
Series 2017-173, Class IO, 1.37%, 09/16/57(e)		8,487	812,121
Series 2017-69, Class IO, 0.80%, 07/16/59(e)		5,685	402,345
Series 2017-86, Class IO, 0.77%, 05/16/59(e)		6,161	432,136

			22,656,149
Mortgage-Backed Securities — 66.2%
Fannie Mae Mortgage-Backed Securities:
5.00%, 05/01/23-01/01/48(u)		58,584	63,340,289
4.00%, 01/01/25-01/01/57(q)(u)(v)		1,606,776	1,686,101,118

Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities: (continued)
4.50%, 02/01/25-02/01/57(u)	USD	413,765	$445,375,800
3.50%, 08/01/26-01/01/48(u)		504,486	521,624,118
3.00%, 01/01/27-01/01/48(v)		1,751,621	1,762,595,773
2.50%, 09/01/27-01/01/33(d)		768,234	767,763,553
5.50%, 12/01/32-01/01/47(u)		34,595	38,301,753
6.00%, 02/01/34-01/01/47(u)		21,013	23,512,850
6.50%, 05/01/40		3,896	4,355,531
5.05%, 09/01/44		5,089	5,521,364
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/24-01/01/33(q)(u)		118,765	118,976,864
3.00%, 10/01/27-01/01/48(u)		442,471	444,326,153
3.50%, 09/01/30-01/01/48(q)(u)		383,850	396,565,324
5.50%, 02/01/35-06/01/41		4,523	4,996,944
5.00%, 07/01/35-11/01/41		14,709	16,042,411
4.50%, 02/01/39-01/01/48(u)		150,274	162,017,470
4.00%, 01/01/40-01/01/48(q)(u)(v)		247,136	260,019,367
6.00%, 01/01/48(u)		7,800	8,716,195
Ginnie Mae Mortgage-Backed Securities:
5.00%, 04/15/33-07/20/44		10,500	11,398,277
4.00%, 04/20/39-01/01/48(u)		793,884	827,805,966
4.50%, 12/20/39-01/01/48		67,086	70,834,258
3.50%, 12/20/41-01/01/48(u)		383,636	396,770,601
5.50%, 01/15/47(u)		5,800	6,256,492
3.00%, 01/01/48(u)		129,290	130,461,691

			8,173,680,162

Total U.S. Government Sponsored Agency Securities — 67.2% (Cost: $8,306,145,031)			8,292,812,638

U.S. Treasury Obligations — 38.3%
U.S. Treasury Bonds:
4.25%, 05/15/39(q)		21,157	26,741,291
4.50%, 08/15/39		20,531	26,819,421
4.38%, 11/15/39		20,611	26,519,755
3.13%, 02/15/43(q)(w)		82,147	88,253,474
2.88%, 05/15/43-11/15/46		106,026	108,965,839
3.63%, 08/15/43(x)		78,415	91,518,882
3.75%, 11/15/43(q)(v)(x)		92,327	110,009,785
3.00%, 02/15/47		14,938	15,709,991
2.75%, 11/15/47(q)		194,884	195,203,731
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/21-04/15/22(q)(w)		205,745	204,788,054
U.S. Treasury Notes:
1.25%, 04/30/19-05/31/19(q)		495,483	491,469,544
1.75%, 11/30/19-09/30/22(q)		1,264,179	1,256,503,560
1.50%, 04/15/20-03/31/23(q)		367,337	362,925,387
2.63%, 08/15/20-11/15/20(q)(w)		376,523	383,269,778
1.88%, 12/15/20-04/30/22(q)		198,475	196,584,032
1.63%, 11/15/22-04/30/23		107,726	104,822,490
2.00%, 11/30/22-11/15/26(q)(w)(x)		678,186	666,576,750
2.13%, 11/30/24-05/15/25(q)		153,328	151,231,555
2.25%, 11/15/25-11/15/27(q)(x)		216,095	213,353,667

Total U.S. Treasury Obligations — 38.3% (Cost: $4,729,387,625)			4,721,266,986

Total Long-Term Investments — 168.0% (Cost: $20,660,172,668)			20,729,496,617

38	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Short-Term Securities — 0.9%

Borrowed Bond Agreements — 0.9%(y)
Barclays Bank PLC, (0.95)%, Open(z) (Purchased on 10/20/17 to be repurchased at EUR 405,472, collateralized by Dufry One Bv, 2.50% due at 10/15/24, par and fair value of EUR 400,000 and $488,336, respectively)	EUR	406	$487,392
Barclays Bank PLC, (0.95)%, Open(z) (Purchased on 10/19/17 to be repurchased at EUR 507,015, collateralized by Dufry One Bv, 2.50% due at 10/15/24, par and fair value of EUR 500,000 and $610,419, respectively)		508	609,450
Barclays Bank PLC, (0.95)%, Open (z) (Purchased on 10/19/17 to be repurchased at EUR 304,044, collateralized by Dufry One Bv, 2.50% due at 10/15/24, par and fair value of EUR 300,000 and $366,252, respectively)		305	365,472
Barclays Bank PLC, (0.70)%, Open(z) (Purchased on 02/06/17 to be repurchased at EUR 2,775,653, collateralized by Kingdom of Spain, 5.40% due at 01/31/23, par and fair value of EUR 2,200,000 and $3,298,094, respectively)		2,793	3,351,667
Barclays Bank PLC, (0.25)%, Open(z) (Purchased on 10/18/17 to be repurchased at $520,982, collateralized by Bank of Communications Co. Ltd., 5.00% (n), par and fair value of USD 500,000 and $506,500, respectively)	USD	521	521,250
Barclays Bank PLC, 0.20%, Open(z) (Purchased on 06/09/17 to be repurchased at GBP 23,659,404, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 03/22/26, par and fair value of GBP 20,022,302 and $31,817,966, respectively)	GBP	23,633	31,907,693
Barclays Bank PLC, 0.90%, Open(z) (Purchased on 10/31/17 to be repurchased at $1,459,937, collateralized by Deutsche Bank AG, 6.25% (n), par and fair value of USD 1,400,000 and $1,396,360, respectively)	USD	1,458	1,457,750
Barclays Capital, Inc., (2.00)%, Open(z) (Purchased on 10/23/17 to be repurchased at $1,279,875, collateralized by K Hovnanian Enterprises, Inc., 7.00% due at 01/15/19, par and fair value of USD 1,280,000 and $1,264,000, respectively)		1,285	1,284,800
Barclays Capital, Inc., (0.25)%, Open(z) (Purchased on 10/16/17 to be repurchased at $2,177,785, collateralized by Cemex SAB de CV, 7.75% due at 04/16/26, par and fair value of USD 1,903,000 and $2,155,148, respectively)		2,179	2,178,935
Barclays Capital, Inc., 0.50%, Open(z) (Purchased on 12/22/17 to be repurchased at $2,057,790, collateralized by Cemex SAB de CV, 5.70% due at 01/11/25, par and fair value of USD 1,903,000 and $2,007,665, respectively)		2,058	2,057,619

Security		Par (000)	Value
Borrowed Bond Agreements (continued)(y)
Barclays Capital, Inc., 1.00%, Open(z) (Purchased on 06/01/17 to be repurchased at $5,479,026, collateralized by Target Corp., 4.00% due at 07/01/42, par and fair value of USD 5,400,000 and $5,586,865, respectively)	USD	5,447	$5,447,250
Barclays Capital, Inc., 1.00%, Open(z) (Purchased on 11/07/17 to be repurchased at $2,535,247, collateralized by Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75% due at 04/15/23, par and fair value of USD 2,570,000 and $2,492,900, respectively)		2,531	2,531,450
BNP Paribas Securities Corp., (2.86)%, Open(z) (Purchased on 11/24/17 to be repurchased at EUR 644,971, collateralized by NEW Areva Holding SA, 4.38% due at 11/06/19, par and fair value of EUR 600,000 and $766,702, respectively)	EUR	647	775,962
BNP Paribas Securities Corp., (1.20)%, Open(z) (Purchased on 12/13/17 to be repurchased at EUR 310,758, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 300,000 and $364,662, respectively)		311	373,073
Citigroup Global Markets, Inc., 0.90%, Open(z) (Purchased on 10/12/17 to be repurchased at $9,782,163, collateralized by Target Corp., 3.63% due at 04/15/46, par and fair value of USD 10,143,000 and $9,872,305, respectively)	USD	9,763	9,762,638
Citigroup Global Markets, Inc., 0.90%, Open(z) (Purchased on 11/02/17 to be repurchased at $2,074,947, collateralized by Ecopetrol SA, 5.38% due at 06/26/26, par and fair value of USD 1,903,000 and $2,054,669, respectively)		2,072	2,071,891
Citigroup Global Markets, Inc., 1.00%, Open(z) (Purchased on 11/09/17 to be repurchased at $354,068, collateralized by El Puerto de Liverpool SAB de CV, 3.88% due at 10/06/26, par and fair value of USD 354,000 and $345,150, respectively)		354	353,558
Citigroup Global Markets, Inc., 1.10%, Open(z) (Purchased on 04/24/17 to be repurchased at $7,054,984, collateralized by Walt Disney Co., 4.13% due at 06/01/44, par and fair value of USD 6,700,000 and $7,235,848, respectively)		7,002	7,001,500
Citigroup Global Markets, Inc., 1.10%, Open(z) (Purchased on 06/01/17 to be repurchased at $5,475,410, collateralized by Target Corp., 4.00% due at 07/01/42, par and fair value of USD 5,400,000 and $5,586,865, respectively)		5,441	5,440,500
Citigroup Global Markets, Inc., 1.10%, Open(z) (Purchased on 11/03/17 to be repurchased at $5,456,920, collateralized by Netflix, Inc., 4.38% due at 11/15/26, par and fair value of USD 5,420,000 and $5,298,050, respectively)		5,447	5,447,100

CONSOLIDATED SCHEDULE OF INVESTMENTS	39

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)(y)
Deutsche Bank AG, (1.00)%, Open(z)
(Purchased on 01/31/17 to be repurchased at EUR 2,828,178, collateralized by Kingdom of Spain, 5.40% due at 01/31/23, par and fair value of EUR 2,200,000 and $3,298,094, respectively)	EUR	2,855	$3,425,061
Deutsche Bank AG, (0.25)%, 1/12/18
(Purchased on 11/20/17 to be repurchased at JPY 1,076,610,973, collateralized by Government of Japan (20-Year Bond), 0.60% due at 09/20/37, par and fair value of JPY 1,070,000,000 and $9,561,864, respectively)	JPY	1,076,955	9,558,065
J.P. Morgan Securities PLC, (1.85)%, Open(z)
(Purchased on 10/26/17 to be repurchased at EUR 700,383, collateralized by Wind Tre SpA, 3.13% due at 01/20/25, par and fair value of EUR 700,000 and $817,535, respectively)	EUR	703	842,908
J.P. Morgan Securities PLC, (1.85)%, Open(z)
(Purchased on 10/25/17 to be repurchased at EUR 1,405,526, collateralized by Wind Tre SpA, 3.13% due at 01/20/25, par and fair value of EUR 1,400,000 and $1,635,069, respectively)		1,410	1,691,543
J.P. Morgan Securities PLC, (1.65)%, Open (z)
(Purchased on 11/28/17 to be repurchased at EUR 760,782, collateralized by Saipem Finance International BV, 3.75% due at 09/08/23, par and fair value of EUR 700,000 and $890,555, respectively)		762	914,162
J.P. Morgan Securities PLC, (1.35)%, Open(z)
(Purchased on 12/14/17 to be repurchased at EUR 854,344, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 830,000 and $1,008,899, respectively)		855	1,025,620
J.P. Morgan Securities PLC, (1.35)%, Open(z)
(Purchased on 12/14/17 to be repurchased at EUR 308,583, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 300,000 and $364,662, respectively)		309	370,489
J.P. Morgan Securities PLC, (1.10)%, Open(z)
(Purchased on 11/28/17 to be repurchased at EUR 102,853, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 100,000 and $122,549, respectively)		103	123,529
J.P. Morgan Securities PLC, (1.00)%, Open(z)
(Purchased on 11/13/17 to be repurchased at EUR 674,647, collateralized by Wind Tre SpA, 2.63% due at 01/20/23, par and fair value of EUR 680,000 and $798,509, respectively)		676	810,531
J.P. Morgan Securities PLC, 0.25%, Open(z)
(Purchased on 10/04/17 to be repurchased at $546,931, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (n), par and fair value of USD 500,000 and $517,575, respectively)	USD	547	546,623

Security		Par (000)	Value
Borrowed Bond Agreements (continued)(y)
Nomura Securities International, Inc., (0.25)%, Open(z)
(Purchased on 11/15/17 to be repurchased at $324,036, collateralized by Alfa SAB de CV, 5.25% due at 03/25/24, par and fair value of USD 304,000 and $321,480, respectively)	USD	324	$324,140
Nomura Securities International, Inc., (0.25)%, Open(z)
(Purchased on 11/14/17 to be repurchased at $1,700,381, collateralized by Alfa SAB de CV, 5.25% due at 03/25/24, par and fair value of USD 1,599,000 and $1,690,943, respectively)		1,701	1,700,936
Nomura Securities International, Inc., 1.10%, Open(z)
(Purchased on 11/13/17 to be repurchased at $1,529,942, collateralized by El Puerto de Liverpool SAB de CV, 3.88% due at 10/06/26, par and fair value of USD 1,549,000 and $1,510,275, respectively)		1,528	1,527,701
RBC Capital Markets, LLC, 0.85%, Open(z)
(Purchased on 12/26/17 to be repurchased at $6,549,778, collateralized by Continental Resources, Inc., 3.80% due at 06/01/24, par and fair value of USD 6,615,000 and $6,540,581, respectively)		6,549	6,548,850

Total Borrowed Bond Agreements — 0.9% (Cost: $110,183,368)			112,837,108

Foreign Government Obligations — 5.0%
Government of Japan Treasury Bills:
0.19%, 02/13/18(aa)	JPY	10,824,750	96,086,409
0.18%, 03/26/18(aa)		57,872,100	513,790,738

Total Foreign Agency Obligations — 5.0% (Cost: $610,573,823)			609,877,147

		Shares
Mutual Funds — 1.0%
SL Liquidity Series, LLC, Money Market Series, 1.53%(ab)(ac)(ad)		125,887,950	125,875,362

Total Short-Term Investments — 5.9% (Cost: $846,636,622)			848,589,617

Options Purchased — 0.2% (Cost: $34,107,579)			20,601,512

Total Investments Before Options Written, TBA Sale Commitments, Borrowed Bonds and Investments Sold Short — 174.1% (Cost: $21,540,916,869)			21,598,687,746

40	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
TBA Sale Commitments — (38.5)%(u)

Mortgage-Backed Securities — (38.5)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 01/01/33	USD	93,128	$(92,982,488)
3.00%, 01/01/33-01/01/48		1,345,243	(1,359,474,001)
3.50%, 01/01/33-01/01/48		847,556	(870,375,221)
4.00%, 01/01/48		1,171,098	(1,223,925,700)
4.50%, 01/01/48		157,272	(167,241,536)
Freddie Mac Mortgage-Backed Securities:
3.50%, 01/01/33-01/01/48		97,364	(100,423,564)
3.00%, 01/01/48		161,326	(161,301,171)
4.00%, 01/01/48		61,409	(64,215,582)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 01/01/48		423,758	(427,598,307)
4.00%, 01/01/48		264,675	(275,903,016)

Total TBA Sale Commitments — (38.5)% (Proceeds: $4,743,051,140)			(4,743,440,586)

Options Written — (0.1)% (Premiums Received: $22,545,319)			(16,301,158)

Borrowed Bonds — (0.9)%

Corporate Bonds — (0.5)%
Banks — (0.0)%
Bank of Communications Co. Ltd.,
5.00%(e)(n)		500	(506,500)

Capital Markets — (0.0)%
Deutsche Bank AG,
6.25%(e)(n)		1,400	(1,396,360)

Construction Materials — (0.0)%
Cemex SAB de CV,
5.70%, 01/11/25(b)		1,903	(2,007,665)
7.75%, 04/16/26(b)		1,903	(2,155,148)
Diversified Financial Services — (0.0)%
Saipem Finance International BV,
3.75%, 09/08/23	EUR	700	(890,555)

Syngenta Finance NV,
1.88%, 11/02/21		100	(122,549)

			(1,013,104)
Diversified Telecommunication Services — (0.0)%
Wind Tre SpA,
2.63%, 01/20/23		680	(798,509)
3.13%, 01/20/25		2,100	(2,452,604)
Hotels, Restaurants & Leisure — (0.1)%
Walt Disney Co.,
4.13%, 06/01/44	USD	6,700	(7,235,848)

Household Durables — (0.0)%
K Hovnanian Enterprises, Inc.,
7.00%, 01/15/19(b)		1,280	(1,264,000)

Industrial Conglomerates — (0.0)%
Alfa SAB de CV,
5.25%, 03/25/24(b)		1,903	(2,012,423)

Internet & Direct Marketing Retail — (0.1)%
Netflix, Inc.,
4.38%, 11/15/26		5,420	(5,298,050)

Media — (0.0)%
Altice Luxembourg SA,
7.25%, 05/15/22	EUR	1,430	(1,738,223)

Multiline Retail — (0.2)%
El Puerto de Liverpool SAB de CV,
3.88%, 10/06/26(b)	USD	1,903	(1,855,425)

Security		Par (000)	Value
Corporate Bonds (continued)
Multiline Retail (continued)
Target Corp.,
4.00%, 07/01/42	USD	10,800	$(11,173,730)
3.63%, 04/15/46		10,143	(9,872,305)

			(22,901,460)
Oil, Gas & Consumable Fuels — (0.1)%
Continental Resources, Inc.,
3.80%, 06/01/24		6,615	(6,540,581)

Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.,
8.75%, 04/15/23(b)		2,570	(2,492,900)

Specialty Retail — (0.0)%
Dufry One Bv,
2.50%, 10/15/24	EUR	1,200	(1,465,007)

Total Corporate Bonds — 0.0% (Proceeds — $59,978,279)			(61,278,382)

Foreign Agency Obligations — (0.0)%

France — (0.0)%
NEW Areva Holding SA,
4.38%, 11/06/19		600	(766,702)

Hong Kong — (0.0)%
Industrial & Commercial Bank of China Ltd.,
6.00%(e)(n)	USD	500	(517,575)

Oil, Gas & Consumable Fuels — (0.0)%
Ecopetrol SA,
5.38%, 06/26/26		1,903	(2,054,669)

Total Foreign Agency Obligations — 0.0% (Proceeds — $3,269,016)			(3,338,946)

Foreign Government Obligations — (0.4)%

Japan — (0.1)%
Government of Japan (20-Year Bond),
0.60%, 09/20/37	JPY	1,070,000	(9,561,864)

Spain — (0.0)%
Kingdom of Spain,
5.40%, 01/31/23(b)	EUR	4,400	(6,596,188)

United Kingdom — (0.3)%
United Kingdom Gilt Inflation Linked Bonds,
0.13%, 03/22/26	GBP	20,022	(31,817,966)

Total Foreign Government Obligations — 0.0% (Proceeds — $45,618,404)			(47,976,018)

Total Borrowed Bonds — 0.0% (Proceeds — $108,865,699)			(112,593,346)

CONSOLIDATED SCHEDULE OF INVESTMENTS	41

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017	(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Investments Sold Short — (0.0)%

Oil, Gas & Consumable Fuels — (0.0)%
Eterna Capital Pte Ltd., 6.00%, (6.00% Cash or 6.00% PIK), 12/11/22(p)	USD	164	$(171,650)

Total Investments Sold Short — 0.0% (Proceeds — $173,518)			(171,650)

Total Investments Net of Options Written, TBA Sale Commitments, Borrowed Bondsand Investments Sold Short — 135.6%			16,726,181,006
Liabilities in Excess of Other Assets — (35.6)%			(4,389,622,131)

Net Assets — 100.0%			$12,336,558,875

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	Non-income producing security.
(h)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)	Security, or a portion of the security, is on loan.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Perpetual security with no stated maturity date.
(o)	Issuer is a U.S. branch of a foreign domiciled bank.
(p)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(r)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)	Fixed rate.
(t)	Variable rate security. Rate shown is the rate in effect as of period end.
(u)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$10,340,854	$(52,529)
BNP Paribas Securities Corp.	107,444,776	(311,855)
Citigroup Global Markets, Inc.	(88,018,583)	(790,505)
Credit Suisse Securities (USA) LLC	(146,924,251)	202,749
Daiwa Capital Markets America, Inc.	189,443,000	118,402
Deutsche Bank Securities, Inc.	(63,241,351)	44,510
Goldman Sachs & Co.	171,677,704	(327,301)
Jefferies & Co., Inc.	8,443,000	5,277
J.P. Morgan Securities LLC	(300,267,684)	199,003
Merrill Lynch, Pierce, Fenner & Smith, Inc.	140,864,871	(82,532)
Mizuho Securities Co.	(105,423,474)	162,728
Morgan Stanley & Co. LLC	(390,295,201)	(130,952)
Nomura Securities International, Inc.	(97,643,148)	(286,941)
RBC Dominion Securities, Inc.	5,942,142	(212,897)
Wells Fargo Securities, LLC	283,229,364	(80,992)

(v)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(w)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(x)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(y)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(z)	The amount to be repurchased assumes the maturity will be the day after the period end.
(aa)	Rates are discount rates or a range of discount rates at the time of purchase.
(ab)	Security was purchased with the cash collateral from loaned securities.
(ac)	Annualized 7-day yield as of period end.

42	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

(ad)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliated persons and/or related parties	Par/Shares Held at 09/30/17	Par/Shares Purchased		Par/Shares Sold	Par/Shares Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$3,374	$—		$—	$3,374	$3,021	$—		$—	$38
iShares China Large-Cap ETF	56,865	57,470		(114,335)	—	—	—		414,744	(301,385)
iShares Core MSCI Emerging Markets ETF	535,577	165,000		(404,265)	296,312	13,962,221	206,393		375,356	609,904
iShares iBoxx $ High Yield Corporate Bond ETF	1,286,000	1,364,820		(1,280,000)	1,370,820	119,617,753	2,420,886		(1,659,281)	424,540
iShares Russell 2000 ETF	—	311,420		(311,420)	—	—	—		(944,159)	—
SL Liquidity Series, LLC, Money Market Series	105,456,022	20,431,928	(a)	—	125,887,950	125,875,362	206,866	(b)	(26,002)	(4,069)

						$259,458,357	$2,834,145		$(1,839,342)	$729,028

(a)	Represents net shares purchased.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.84%	04/06/17	Open	$432,400	$438,345	Corporate Bonds	Open/Demand(a	)
RBC Capital Markets, LLC	1.84%	04/06/17	Open	2,458,140	2,491,937	Corporate Bonds	Open/Demand(a	)
Credit Agricole Corporate & Investment Bank SA	1.85%	07/10/17	Open	52,614,195	53,087,357	U.S. Treasury Obligations	Open/Demand(a	)
Nomura Securities International, Inc.	1.85%	07/17/17	Open	85,905,128	86,646,775	U.S. Treasury Obligations	Open/Demand(a	)
Amherst Pierpont Securities LLC	0.18%	10/20/17	Open	70,437,500	70,462,153	U.S. Treasury Obligations	Open/Demand(a	)
Nomura Securities International, Inc.	1.85%	10/20/17	Open	125,000,000	125,449,653	U.S. Treasury Obligations	Open/Demand(a	)
Citigroup Global Markets, Inc.	1.47%	11/17/17	01/11/18	262,528,000	263,085,434	U.S. Government Sponsored Agency Securities	Up to 30 Days
Nomura Securities International, Inc.	1.55%	12/04/17	Open	93,931,250	94,040,445	U.S. Treasury Obligations	Open/Demand(a	)
Nomura Securities International, Inc.	1.85%	12/05/17	Open	116,230,000	116,385,296	U.S. Treasury Obligations	Open/Demand(a	)
Nomura Securities International, Inc.	1.60%	12/05/17	Open	39,400,000	39,445,529	U.S. Treasury Obligations	Open/Demand(a	)
Credit Agricole Corporate & Investment Bank SA	1.47%	12/05/17	01/08/18	196,275,000	196,539,481	U.S. Treasury Obligations	Up to 30 Days
Deutsche Bank Securities, Inc.	1.50%	12/05/17	01/08/18	103,220,000	103,361,928	U.S. Treasury Obligations	Up to 30 Days
J.P. Morgan Securities LLC	(0.25%)	12/08/17	Open	1,471,500	1,471,285	Corporate Bonds	Open/Demand(a	)
Morgan Stanley & Co. LLC	1.58%	12/11/17	01/12/18	100,687,500	100,824,491	U.S. Treasury Obligations	Up to 30 Days
Morgan Stanley & Co. LLC	1.57%	12/11/17	01/12/18	197,828,304	198,095,757	U.S. Treasury Obligations	Up to 30 Days

CONSOLIDATED SCHEDULE OF INVESTMENTS	43

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Nomura Securities International, Inc.	1.56%	12/11/17	01/12/18	$98,820,000	$98,952,748	U.S. Treasury Obligations	Up to 30 Days
RBC Capital Markets, LLC	1.62%	12/14/17	01/17/18	178,706,000	178,947,253	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of Montreal	1.78%	12/20/17	Open	89,212,500	89,265,433	U.S. Treasury Obligations	Open/Demand(a	)
Citigroup Global Markets, Inc.	1.47%	12/20/17	01/11/18	211,189,000	211,378,718	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	1.60%	12/20/17	01/17/18	102,995,000	103,123,172	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.62%	12/20/17	01/17/18	134,111,000	134,279,980	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Capital, Inc.	0.75%	12/29/17	01/02/18	87,808,500	87,815,817	U.S. Treasury Obligations	Overnight
Barclays Capital, Inc.	1.00%	12/29/17	01/02/18	52,990,193	52,996,080	U.S. Treasury Obligations	Overnight
BNP Paribas Securities Corp.	1.15%	12/29/17	01/02/18	649,187,500	649,270,452	U.S. Treasury Obligations	Overnight
BNP Paribas Securities Corp.	1.92%	12/29/17	01/02/18	141,066,368	141,096,462	U.S. Treasury Obligations	Overnight
Credit Suisse AG	1.85%	12/29/17	01/02/18	18,982,712	18,986,614	U.S. Treasury Obligations	Overnight
Credit Suisse AG	1.85%	12/29/17	01/02/18	238,355,822	238,404,818	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.50%	12/29/17	01/02/18	194,884,000	194,916,481	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	0.75%	12/29/17	01/02/18	310,172,475	310,198,323	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	1.85%	12/29/17	01/02/18	143,898,480	143,928,059	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.75%	12/29/17	01/02/18	51,675,000	51,685,048	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.10%	12/29/17	01/02/18	81,440,072	81,450,026	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.45%	12/29/17	01/02/18	198,933,722	198,943,669	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.85%	12/29/17	01/02/18	32,501,875	32,508,556	U.S. Treasury Obligations	Overnight

Total				$4,465,349,136	$4,469,973,575

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

     Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
VSTOXX Mini	462	January 2018	$768	$142,230
Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 160	5,803	January 2018	1,393	(679,651)
VSTOXX Mini	462	February 2018	912	(12,982)
Euro STOXX 50 Index	81	March 2018	3,395	77,586
NASDAQ 100 E-Mini Index	18	March 2018	2,307	44,260
U.S. Ultra Treasury Bonds	33	March 2018	5,533	(400)
U.S. Treasury Notes (2 Year)	143	March 2018	30,618	11,950

44	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
U.S. Treasury Notes (5 Year)	4,003	March 2018	$465,005	$(438,915)
WTI Light Sweet Crude Oil(a)	279	June 2018	16,757	(756,943)
Three Month Sterling	1,145	September 2018	191,848	(82,337)
Canadian Bankers Acceptance	3,202	December 2018	622,855	(4,211)

				(1,699,413)
Short Contracts
CBOE Volatility Index	54	January 2018	$620	(141,618)
Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 159	5,801	January 2018	557	233,772
CBOE Volatility Index	54	February 2018	674	11,169
WTI Light Sweet Crude Oil(a)	265	March 2018	16,017	758,133
Euro-Bobl	495	March 2018	78,166	(413,072)
Euro-Bund	1,282	March 2018	248,697	(2,503,814)
Euro-Buxl	18	March 2018	3,539	(63,909)
Euro-OAT	10	March 2018	1,862	(21,347)
Euro-Schatz	39	March 2018	5,240	(1,838)
Japanese Government Bonds (10 Year)	10	March 2018	13,382	(5,296)
E-Mini S&P 500 Index	72	March 2018	9,634	(76,180)
U.S. Treasury Bonds (30 Year)	713	March 2018	109,089	(22,552)
U.S. Treasury Notes (10 Year)	11,334	March 2018	1,405,947	652,489
U.S. Ultra Treasury Bonds (10 Year)	13	March 2018	1,736	(9,032)
Long Gilt British	718	March 2018	121,331	1,596,503
Euro Dollar	1,521	December 2018	372,094	39,325
Euro Dollar	601	March 2019	146,937	(96,166)
Three Month Sterling	1,145	September 2019	191,423	46,163
Euro Dollar	1,001	December 2019	244,419	(142,151)

				(159,421)

				$(1,858,834)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	744,986,192	USD	6,613,000	Barclays Bank PLC	01/04/18	$751
TRY	26,098,535	USD	6,613,000	BNP Paribas S.A.	01/04/18	259,850
USD	3,806,500	BRL	12,451,062	Barclays Bank PLC	01/04/18	55,594
USD	2,749,400	BRL	9,117,010	BNP Paribas S.A.	01/04/18	2,883
USD	6,736,440	BRL	22,196,570	BNP Paribas S.A.	01/04/18	49,680
USD	14,101,100	BRL	46,463,125	BNP Paribas S.A.	01/04/18	103,993
USD	6,673,000	GBP	4,922,990	BNP Paribas S.A.	01/04/18	24,866
USD	25,314,961	GBP	18,744,950	Royal Bank of Scotland PLC	01/04/18	1,294
USD	6,613,000	JPY	738,633,083	BNP Paribas S.A.	01/04/18	55,649
USD	409,384	MXN	7,661,000	BNP Paribas S.A.	01/04/18	20,222
USD	16,106	MXN	302,000	Goldman Sachs International	01/04/18	765
USD	490,642	MXN	9,395,000	Goldman Sachs International	01/04/18	13,397
USD	6,613,000	MXN	129,386,652	Goldman Sachs International	01/04/18	40,452
USD	6,613,000	TRY	25,089,061	BNP Paribas S.A.	01/04/18	5,987
USD	6,613,000	ZAR	81,882,166	BNP Paribas S.A.	01/04/18	1,347
ZAR	90,668,528	USD	6,613,000	BNP Paribas S.A.	01/04/18	708,116
AUD	7,001,777	USD	5,445,000	Morgan Stanley & Co. International PLC	01/05/18	18,168

CONSOLIDATED SCHEDULE OF INVESTMENTS	45

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	28,021,306	USD	21,779,000	Morgan Stanley & Co. International PLC	01/05/18	$ 84,748
CAD	27,495,334	USD	21,779,000	Morgan Stanley & Co. International PLC	01/05/18	97,093
CAD	6,879,485	USD	5,445,000	UBS AG	01/05/18	28,520
COP	15,264,763,200	USD	5,088,000	Barclays Bank PLC	01/05/18	23,254
EUR	18,273,889	USD	21,779,000	Barclays Bank PLC	01/05/18	156,250
EUR	4,568,585	USD	5,445,000	Goldman Sachs International	01/05/18	38,948
GBP	4,058,036	USD	5,445,000	Goldman Sachs International	01/05/18	35,266
GBP	16,205,759	USD	21,779,000	HSBC Bank PLC	01/05/18	106,430
USD	2,381,247	AUD	3,047,391	Citibank N.A.	01/05/18	3,506
USD	9,524,549	AUD	12,189,005	Citibank N.A.	01/05/18	14,024
USD	3,063,753	AUD	3,920,375	Morgan Stanley & Co. International PLC	01/05/18	4,864
USD	12,254,451	AUD	15,680,779	Morgan Stanley & Co. International PLC	01/05/18	19,453
USD	2,178,000	CAD	2,731,132	Barclays Bank PLC	01/05/18	5,031
USD	8,711,600	CAD	10,924,028	Barclays Bank PLC	01/05/18	20,124
USD	1,089,000	CAD	1,365,603	Deutsche Bank AG	01/05/18	2,486
USD	4,355,800	CAD	5,462,160	Deutsche Bank AG	01/05/18	9,946
USD	2,178,000	CAD	2,730,994	JPMorgan Chase Bank N.A.	01/05/18	5,141
USD	8,711,600	CAD	10,923,475	JPMorgan Chase Bank N.A.	01/05/18	20,563
USD	2,501,063	GBP	1,850,470	Barclays Bank PLC	01/05/18	2,054
USD	10,003,792	GBP	7,401,541	Barclays Bank PLC	01/05/18	8,214
USD	2,943,937	GBP	2,177,898	Morgan Stanley & Co. International PLC	01/05/18	2,745
USD	11,775,208	GBP	8,711,194	Morgan Stanley & Co. International PLC	01/05/18	10,981
USD	2,527,500	MXN	48,715,700	Barclays Bank PLC	01/05/18	53,344
USD	2,527,500	MXN	48,711,244	Barclays Bank PLC	01/05/18	53,570
RUB	391,796,854	USD	6,673,000	BNP Paribas S.A.	01/09/18	117,923
USD	6,673,000	RUB	384,172,951	JPMorgan Chase Bank N.A.	01/09/18	14,220
RUB	303,733,746	EUR	4,338,000	Bank of America N.A.	01/12/18	53,431
RUB	171,151,452	USD	2,892,000	Bank of America N.A.	01/12/18	73,558
RUB	631,934,718	USD	10,678,000	Bank of America N.A.	01/12/18	271,596
USD	6,097,000	JPY	685,082,576	BNP Paribas S.A.	01/12/18	12,677
USD	467,488	MXN	8,910,829	Bank of America N.A.	01/12/18	15,555
USD	3,050,996	MXN	58,155,038	Bank of America N.A.	01/12/18	101,531
ZAR	16,330,822	USD	1,273,800	Barclays Bank PLC	01/12/18	43,143
CLP	2,092,165,820	USD	3,194,000	Credit Suisse International	01/16/18	205,684
USD	610,130,000	JPY	68,551,156,150	Bank of America N.A.	01/16/18	1,197,757
USD	6,732,000	BRL	21,663,576	Goldman Sachs International	01/17/18	215,931
USD	3,182,250	MXN	62,414,115	Barclays Bank PLC	01/17/18	19,906
ZAR	15,617,553	USD	1,226,462	Goldman Sachs International	01/17/18	31,945
HKD	132,970,084	USD	16,790,000	Goldman Sachs International	01/19/18	237,085
USD	5,818,640	MXN	111,476,417	Barclays Bank PLC	01/22/18	176,029
USD	8,093,340	MXN	155,056,255	Barclays Bank PLC	01/22/18	244,845
CAD	3,182,250	MXN	48,380,701	Morgan Stanley & Co. International PLC	01/29/18	87,304
IDR	55,771,136,000	USD	4,096,000	JPMorgan Chase Bank N.A.	01/29/18	2,107
INR	290,794,850	USD	4,490,000	Barclays Bank PLC	01/29/18	49,591
RUB	218,148,000	USD	3,710,000	Credit Suisse International	01/29/18	62,881
RUB	349,873,090	USD	5,822,000	Bank of America N.A.	01/30/18	228,069
EUR	3,213,989	USD	3,769,283	Deutsche Bank AG	02/02/18	95,165
EUR	471,339	USD	552,843	Nomura International PLC	02/02/18	13,887
USD	6,613,000	EUR	5,497,694	Barclays Bank PLC	02/02/18	2,663
USD	6,673,000	GBP	4,928,295	Barclays Bank PLC	02/02/18	11,204
USD	6,613,000	HUF	1,706,166,895	BNP Paribas S.A.	02/02/18	12,573
USD	6,613,000	SEK	54,055,674	Barclays Bank PLC	02/02/18	9,068

46	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	39,684	USD	46,447	Barclays Bank PLC	02/09/18	$ 1,286
GBP	79,231	USD	106,288	Citibank N.A.	02/09/18	833
GBP	1,980,769	USD	2,657,430	UBS AG	02/09/18	20,605
EUR	876,366	USD	1,024,378	Barclays Bank PLC	02/12/18	29,916
USD	3,600,000	JPY	404,287,524	Barclays Bank PLC	02/13/18	4,037
USD	3,600,000	JPY	404,075,160	UBS AG	02/13/18	5,925
USD	18,000,000	JPY	2,020,615,200	UBS AG	02/13/18	27,498
INR	229,701,000	USD	3,450,000	HSBC Bank PLC	02/20/18	125,929
INR	519,299,200	USD	7,760,000	HSBC Bank PLC	02/20/18	324,323
INR	994,125,000	USD	15,000,000	JPMorgan Chase Bank N.A.	02/20/18	476,296
CAD	3,246,401	USD	2,527,500	Barclays Bank PLC	02/22/18	57,079
NOK	42,232,963	USD	5,055,000	Bank of America N.A.	02/22/18	96,602
INR	144,222,300	USD	2,220,000	JPMorgan Chase Bank N.A.	03/07/18	20,920
JPY	20,000,000	USD	177,192	Morgan Stanley & Co. International PLC	03/14/18	984
USD	9,011,899	JPY	1,011,045,000	UBS AG	03/14/18	4,700
CAD	10,252,130	USD	7,980,000	Barclays Bank PLC	03/19/18	184,571
TRY	8,833,133	USD	2,242,222	Standard Chartered Bank	03/19/18	33,818
USD	39,270,000	HKD	305,805,308	JPMorgan Chase Bank N.A.	03/19/18	66,820
CAD	8,025,000	MXN	122,294,846	BNP Paribas S.A.	03/20/18	260,945
CAD	3,575,000	MXN	54,372,282	Morgan Stanley & Co. International PLC	03/20/18	121,659
CAD	1,747,852	USD	1,360,000	BNP Paribas S.A.	03/21/18	31,985
EUR	2,260,000	CAD	3,402,588	Deutsche Bank AG	03/21/18	15,365
EUR	2,220,000	USD	2,638,268	HSBC Bank PLC	03/21/18	38,677
NOK	14,823,340	CAD	2,260,000	Bank of America N.A.	03/21/18	9,665
NOK	15,154,587	USD	1,810,000	JPMorgan Chase Bank N.A.	03/21/18	39,960
SEK	25,463,846	GBP	2,260,000	Morgan Stanley & Co. International PLC	03/21/18	60,064
TRY	5,593,932	USD	1,400,000	Bank of America N.A.	03/21/18	40,483
USD	1,360,000	BRL	4,504,320	BNP Paribas S.A.	03/21/18	14,227
USD	10,650,000	MXN	207,367,961	Barclays Bank PLC	03/21/18	257,439
USD	58,492,000	MXN	1,138,907,676	Barclays Bank PLC	03/21/18	1,413,910
USD	4,800,000	MXN	92,851,200	BNP Paribas S.A.	03/21/18	146,621
USD	5,900,000	MXN	114,519,000	BNP Paribas S.A.	03/21/18	160,706
USD	890,000	MXN	17,190,347	Citibank N.A.	03/21/18	28,480
USD	680,000	MXN	13,121,314	Deutsche Bank AG	03/21/18	22,405
JPY	197,937,580	AUD	2,260,000	Bank of America N.A.	03/22/18	1,208
USD	5,500,000	JPY	615,485,200	UBS AG	03/22/18	13,880
USD	1,810,000	ZAR	22,547,170	BNP Paribas S.A.	03/22/18	9,895
CNH	15,494,380	USD	2,255,000	HSBC Bank PLC	05/17/18	105,613
CNH	103,445,505	USD	14,670,000	HSBC Bank PLC	05/21/18	1,086,827
USD	142,842	TRY	533,000	BNP Paribas S.A.	06/25/18	9,492
USD	36,206,911	TRY	140,645,744	BNP Paribas S.A.	06/25/18	1,019,091
USD	14,739,646	TRY	58,623,256	Citibank N.A.	06/25/18	72,835
USD	12,396,080	TRY	50,359,075	BNP Paribas S.A.	08/20/18	10,752
USD	7,494,839	TRY	30,215,445	Citibank N.A.	08/20/18	63,642
USD	9,626,853	TRY	38,789,480	Citibank N.A.	08/20/18	86,955
USD	5,430,000	MXN	106,916,700	Barclays Bank PLC	06/14/19	472,251

						12,874,071

BRL	10,588,841	USD	3,254,100	Bank of America N.A.	01/04/18	(64,191)
BRL	16,786,440	USD	5,086,800	Barclays Bank PLC	01/04/18	(29,852)
BRL	35,531,518	USD	10,847,000	BNP Paribas S.A.	01/04/18	(143,061)
BRL	9,938,000	USD	3,067,000	BNP Paribas S.A.	01/04/18	(73,158)
BRL	10,017,091	USD	3,058,000	BNP Paribas S.A.	01/04/18	(40,332)

CONSOLIDATED SCHEDULE OF INVESTMENTS	47

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	14,858,410	USD	4,555,000	Goldman Sachs International	01/04/18	$ (78,875)
EUR	5,506,813	USD	6,613,000	Barclays Bank PLC	01/04/18	(3,244)
GBP	4,932,739	USD	6,673,000	Barclays Bank PLC	01/04/18	(11,695)
HUF	1,708,283,055	USD	6,613,000	BNP Paribas S.A.	01/04/18	(14,156)
MXN	123,702,778	USD	6,613,000	BNP Paribas S.A.	01/04/18	(329,180)
SEK	54,140,419	USD	6,613,000	Barclays Bank PLC	01/04/18	(10,528)
USD	2,474,460	BRL	8,257,768	BNP Paribas S.A.	01/04/18	(13,209)
USD	6,613,000	EUR	5,533,785	BNP Paribas S.A.	01/04/18	(29,129)
USD	186,626,470	EUR	156,417,942	HSBC Bank PLC	01/04/18	(1,119,926)
USD	188,927	GBP	141,000	HSBC Bank PLC	01/04/18	(1,483)
USD	1,553,476	GBP	1,152,000	Royal Bank of Scotland PLC	01/04/18	(2,215)
USD	6,613,000	HUF	1,731,245,375	BNP Paribas S.A.	01/04/18	(74,544)
USD	6,613,000	SEK	54,957,998	BNP Paribas S.A.	01/04/18	(89,176)
USD	593,961	TRY	2,320,000	Royal Bank of Canada	01/04/18	(16,994)
BRL	21,670,801	USD	6,613,000	Standard Chartered Bank	01/05/18	(85,409)
MXN	96,838,200	USD	5,055,000	HSBC Bank PLC	01/05/18	(136,814)
USD	470,000	COP	1,418,695,000	BNP Paribas S.A.	01/05/18	(5,036)
USD	2,544,000	COP	7,698,144,000	Royal Bank of Scotland PLC	01/05/18	(33,647)
USD	2,074,000	COP	6,260,369,000	Royal Bank of Scotland PLC	01/05/18	(22,222)
USD	10,442,769	EUR	8,710,655	Citibank N.A.	01/05/18	(13,155)
USD	2,610,812	EUR	2,177,764	Citibank N.A.	01/05/18	(3,289)
USD	10,442,595	EUR	8,710,655	Credit Suisse International	01/05/18	(13,330)
USD	2,610,769	EUR	2,177,764	Credit Suisse International	01/05/18	(3,333)
USD	893,636	EUR	745,364	Standard Chartered Bank	01/05/18	(1,069)
USD	223,419	EUR	186,349	Standard Chartered Bank	01/05/18	(267)
USD	1,850,000	TRY	7,127,715	Goldman Sachs International	01/10/18	(23,655)
USD	6,135,558	AUD	8,009,000	BNP Paribas S.A.	01/12/18	(113,533)
USD	7,351,541	EUR	6,223,000	Royal Bank of Scotland PLC	01/12/18	(121,501)
USD	2,410,000	RUB	142,626,210	Bank of America N.A.	01/12/18	(61,299)
USD	23,959,355	RUB	1,432,469,960	Credit Suisse International	01/12/18	(861,194)
USD	4,246,000	ZAR	57,890,435	Goldman Sachs International	01/12/18	(422,375)
BRL	21,663,576	USD	6,732,000	Deutsche Bank AG	01/17/18	(215,931)
MXN	10,431,097	USD	530,375	BNP Paribas S.A.	01/17/18	(1,861)
MXN	52,131,381	USD	2,651,875	UBS AG	01/17/18	(10,528)
USD	12,517,515	ZAR	181,803,143	BNP Paribas S.A.	01/17/18	(2,131,537)
USD	16,790,000	HKD	131,339,775	Goldman Sachs International	01/19/18	(28,321)
MXN	143,328,353	USD	7,627,175	Citibank N.A.	01/22/18	(372,313)
IDR	11,785,321,715	USD	868,420	JPMorgan Chase Bank N.A.	01/26/18	(2,169)
USD	2,236,910	EUR	1,896,451	Bank of America N.A.	01/26/18	(42,443)
USD	5,242,239	IDR	71,509,383,038	Barclays Bank PLC	01/26/18	(13,878)
USD	2,025,385	IDR	27,608,026,328	BNP Paribas S.A.	01/26/18	(3,873)
USD	9,020,825	IDR	123,107,194,085	Citibank N.A.	01/26/18	(27,859)
USD	10,729,385	IDR	146,702,886,494	Deutsche Bank AG	01/26/18	(53,640)
USD	9,023,243	IDR	123,230,424,817	Deutsche Bank AG	01/26/18	(34,499)
USD	6,874,852	IDR	93,889,847,214	Deutsche Bank AG	01/26/18	(26,285)
USD	2,026,419	IDR	27,603,885,411	Deutsche Bank AG	01/26/18	(2,534)
USD	1,157,915	IDR	15,774,282,086	Deutsche Bank AG	01/26/18	(1,533)
USD	5,241,855	IDR	71,509,382,966	JPMorgan Chase Bank N.A.	01/26/18	(14,262)
USD	7,610,620	IDR	103,565,313,419	JPMorgan Chase Bank N.A.	01/26/18	(1,687)
USD	2,024,940	IDR	27,608,026,709	Royal Bank of Scotland PLC	01/26/18	(4,319)
USD	4,243,000	MXN	84,131,562	Bank of America N.A.	01/26/18	(12,131)
IDR	261,212,385,000	USD	19,245,000	Deutsche Bank AG	01/29/18	(50,909)

48	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,490,000	INR	294,422,770	JPMorgan Chase Bank N.A.	01/29/18	$(106,226)
BRL	46,623,877	USD	14,101,100	BNP Paribas S.A.	02/02/18	(102,962)
BRL	22,273,365	USD	6,736,440	BNP Paribas S.A.	02/02/18	(49,188)
MXN	130,061,178	USD	6,613,000	Goldman Sachs International	02/02/18	(43,048)
RUB	385,384,101	USD	6,673,000	JPMorgan Chase Bank N.A.	02/02/18	(12,185)
TRY	25,300,677	USD	6,613,000	BNP Paribas S.A.	02/02/18	(7,200)
USD	831,812	CHF	827,868	Bank of America N.A.	02/02/18	(19,876)
USD	10,030,237	EUR	8,600,653	Bank of America N.A.	02/02/18	(311,048)
USD	6,613,000	JPY	743,964,483	Barclays Bank PLC	02/02/18	(950)
ZAR	82,242,575	USD	6,613,000	BNP Paribas S.A.	02/02/18	(2,617)
BRL	21,956,483	USD	6,613,000	HSBC Bank PLC	02/05/18	(22,846)
USD	1,617,521	IDR	22,121,216,227	Bank of America N.A.	02/08/18	(6,670)
USD	1,619,831	IDR	22,154,431,221	Goldman Sachs International	02/08/18	(6,799)
USD	1,619,476	IDR	22,154,431,558	JPMorgan Chase Bank N.A.	02/08/18	(7,154)
GBP	6,810,000	EUR	7,758,960	UBS AG	02/09/18	(125,514)
USD	4,237,942	EUR	3,593,949	Barclays Bank PLC	02/09/18	(84,989)
USD	18,052,974	GBP	13,530,682	Barclays Bank PLC	02/09/18	(240,746)
USD	15,000,000	INR	994,125,000	Deutsche Bank AG	02/20/18	(476,296)
USD	2,140,000	INR	142,930,600	HSBC Bank PLC	02/20/18	(85,109)
USD	5,500,000	INR	371,030,000	JPMorgan Chase Bank N.A.	02/20/18	(276,105)
USD	3,570,000	INR	237,155,100	JPMorgan Chase Bank N.A.	02/20/18	(121,973)
USD	314,596	EUR	291,624	Citibank N.A.	02/21/18	(36,407)
USD	168,942	EUR	142,445	Citibank N.A.	02/21/18	(2,507)
USD	510,583	EUR	474,917	Deutsche Bank AG	02/21/18	(61,033)
USD	515,161	EUR	479,196	Morgan Stanley & Co. International PLC	02/21/18	(61,605)
USD	2,527,500	CAD	3,243,948	Bank of America N.A.	02/22/18	(55,125)
USD	8,000,000	INR	520,560,000	Deutsche Bank AG	03/07/18	(88,438)
USD	5,845,000	INR	376,476,450	Deutsche Bank AG	03/07/18	(4,674)
JPY	79,716,000	USD	711,711	HSBC Bank PLC	03/14/18	(1,537)
USD	1,510,063	CNH	10,066,079	HSBC Bank PLC	03/14/18	(28,938)
USD	5,295,178	EUR	4,444,166	Morgan Stanley & Co. International PLC	03/14/18	(61,117)
USD	2,675,492	HKD	20,879,275	HSBC Bank PLC	03/14/18	(902)
USD	192,335	JPY	21,706,000	Deutsche Bank AG	03/14/18	(1,039)
USD	289,297	JPY	32,613,000	JPMorgan Chase Bank N.A.	03/14/18	(1,246)
USD	9,005,962	JPY	1,011,045,321	JPMorgan Chase Bank N.A.	03/14/18	(1,241)
USD	910,500	KRW	989,804,098	Bank of America N.A.	03/15/18	(15,251)
USD	508,365	TWD	15,151,817	Bank of America N.A.	03/15/18	(3,087)
HKD	305,805,308	USD	39,270,000	JPMorgan Chase Bank N.A.	03/19/18	(66,820)
JPY	648,721,880	USD	5,800,000	HSBC Bank PLC	03/19/18	(18,766)
USD	2,453,000	INR	161,898,000	HSBC Bank PLC	03/19/18	(58,648)
USD	892,000	INR	58,872,000	HSBC Bank PLC	03/19/18	(21,326)
MXN	175,411,766	CAD	11,600,000	Goldman Sachs International	03/20/18	(445,529)
GBP	1,130,000	SEK	12,704,025	JPMorgan Chase Bank N.A.	03/21/18	(26,614)
GBP	1,130,000	SEK	12,690,804	JPMorgan Chase Bank N.A.	03/21/18	(24,994)
MXN	30,555,340	USD	1,570,000	Deutsche Bank AG	03/21/18	(38,673)
MXN	162,036,870	USD	8,355,000	JPMorgan Chase Bank N.A.	03/21/18	(234,276)
NOK	16,855,000	SEK	16,891,575	Deutsche Bank AG	03/21/18	(11,994)
NOK	5,625,000	SEK	5,608,125	Deutsche Bank AG	03/21/18	(440)
USD	1,360,000	CAD	1,728,661	Citibank N.A.	03/21/18	(16,701)
USD	1,360,000	CHF	1,324,781	Deutsche Bank AG	03/21/18	(7,636)
USD	2,642,211	EUR	2,220,000	Deutsche Bank AG	03/21/18	(34,735)
USD	1,568,024	NZD	2,260,000	Citibank N.A.	03/21/18	(32,018)

CONSOLIDATED SCHEDULE OF INVESTMENTS	49

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	111,930,719	SEK	8,165,000	Deutsche Bank AG	03/22/18	$(2,736)
JPY	72,976,462	SEK	5,325,000	Deutsche Bank AG	03/22/18	(1,979)
USD	2,255,000	CNH	15,664,583	HSBC Bank PLC	05/17/18	(131,544)
USD	14,670,000	CNH	103,460,175	JPMorgan Chase Bank N.A.	05/21/18	(1,089,062)
TRY	140,645,744	USD	36,335,528	BNP Paribas S.A.	06/25/18	(1,147,709)
TRY	59,156,256	USD	15,346,526	BNP Paribas S.A.	06/25/18	(546,366)
TRY	119,182,000	USD	30,656,566	BNP Paribas S.A.	08/20/18	(1,344,904)
TRY	182,000	USD	48,107	BNP Paribas S.A.	08/20/18	(3,346)
MXN	108,029,850	USD	5,430,000	Barclays Bank PLC	06/14/19	(420,634)

						(15,379,686)

Net Unrealized Depreciation						$(2,505,615)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Delta Air Lines, Inc.	5737	01/19/18	USD	60.00	USD	32,127	$114,740
iShares MSCI Emerging Markets Index ETF	3339	01/19/18	USD	47.00	USD	15,733	220,374
Micron Technology, Inc.	3723	01/19/18	USD	40.00	USD	15,309	828,368
Micron Technology, Inc.	3723	01/19/18	USD	46.00	USD	15,309	102,383
Netflix, Inc.	227	01/19/18	USD	220.00	USD	4,357	3,859
S&P 500 Index	18	01/19/18	USD	2,615.00	USD	291	119,160
EURO STOXX 50 Index	123	02/16/18	EUR	3,600.00	EUR	3,289	27,376
Freeport-McMoRan, Inc.	2800	02/16/18	USD	20.00	USD	5,309	226,800
Freeport-McMoRan, Inc.	2250	03/16/18	USD	21.00	USD	4,266	167,625
Euro Dollar 90-Day	51934	06/15/18	USD	98.13	USD	12,690,073	3,895,050
SPDR S&P 500 ETF Trust	1757	06/15/18	USD	300.00	USD	46,887	29,869
SPDR S&P Oil & Gas Explore & Production ETF	13768	06/15/18	USD	38.00	USD	51,189	3,497,072
SPDR S&P 500 ETF Trust	3459	01/18/19	USD	310.00	USD	92,307	254,237
SPDR S&P 500 ETF Trust	3448	12/20/19	USD	350.00	USD	92,013	293,080

							9,779,993

Put
Conagra Brands, Inc.	772	01/19/18	USD	32.00	USD	2,908	7,720
EURO STOXX Banks Index	303	01/19/18	EUR	132.50	EUR	53,085	54,533
General Mills, Inc.	790	01/19/18	USD	55.00	USD	4,684	10,270
General Mills, Inc.	883	01/19/18	USD	50.00	USD	5,235	4,415
General Mills, Inc.	1749	01/19/18	USD	47.50	USD	10,370	4,373
SPDR S&P Oil & Gas Explore & Production ETF	42	01/19/18	USD	35.00	USD	156	735
CBOE 30 Year Treasury Bond Yield Index	658	01/26/18	USD	124.00	USD	81,623	277,594
U.S. Treasury Notes (10 Year) Futures	6963	01/26/18	USD	123.00	USD	863,738	870,375

							1,230,015

							$11,010,008

50	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Under-and-In	Bank of America N.A.	01/26/18	JPY	113.00	JPY	115.82	USD	38,200	$1,411
EUR Currency	One-Touch	Morgan Stanley & Co. International PLC	06/07/18	TRY	4.35	TRY	4.35	EUR	378	44,391

Total										$45,802

OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Deutsche Bank AG Morgan Stanley & Co.	01/03/18	USD	1.20	EUR	34,000	$97,762
USD Currency	International PLC Morgan Stanley & Co.	01/11/18	CLP	660.00	USD	4,259	10
USD Currency	International PLC	01/25/18	ZAR	14.00	USD	3,185	443
USD Currency	BNP Paribas S.A.	02/07/18	CAD	1.30	USD	45,000	38,242
USD Currency	Citibank N.A.	02/07/18	CAD	1.35	USD	22,500	713
USD Currency	HSBC Bank PLC	02/09/18	HKD	7.75	USD	20,500	150,405
USD Currency	Goldman Sachs International	02/16/18	MXN	19.00	USD	11,100	505,034
USD Currency	Goldman Sachs International	02/16/18	TRY	4.20	USD	4,231	7,171
USD Currency	Royal Bank of Scotland PLC	02/16/18	JPY	114.00	USD	5,055	21,723
USD Currency	Goldman Sachs International	03/05/18	KRW	1,156.00	USD	234,844	321,281
USD Currency	Goldman Sachs International	03/05/18	KRW	1,303.00	USD	234,844	496
USD Currency	HSBC Bank PLC	03/05/18	KRW	1,190.00	USD	234,844	106,873
USD Currency	HSBC Bank PLC	03/15/18	HKD	7.75	USD	42,550	294,385
USD Currency	Bank of America N.A.	03/23/18	JPY	119.00	USD	45,000	30,847
USD Currency	Deutsche Bank AG	03/23/18	JPY	114.00	USD	45,000	316,628
USD Currency	Deutsche Bank AG	05/16/18	MXN	20.00	USD	4,243	152,723
USD Currency	Bank of America N.A.	06/13/18	CHF	1.00	USD	8,095	52,218
USD Currency	BNP Paribas S.A.	06/13/18	CAD	1.29	USD	15,020	133,163
USD Currency	Citibank N.A.	06/13/18	SEK	8.53	USD	7,505	56,572
USD Currency	Deutsche Bank AG	06/13/18	JPY	113.40	USD	22,530	313,752
USD Currency	JPMorgan Chase Bank N.A.	07/19/18	MXN	20.00	USD	4,243	214,311

							2,814,752
Put
AUD Currency(a)	Bank of America N.A.	01/09/18	USD	0.73	AUD	55,700	4
AUD Currency	HSBC Bank PLC	01/09/18	USD	0.76	AUD	44,500	1,752
USD Currency	Deutsche Bank AG	01/10/18	ZAR	12.76	USD	21,658	655,098
USD Currency	Deutsche Bank AG	01/10/18	ZAR	13.31	USD	10,829	766,654
EUR Currency	Goldman Sachs International	01/12/18	USD	1.20	EUR	43,690	195,273
USD Currency(a)	Deutsche Bank AG	01/12/18	BRL	3.00	USD	22,500	2
USD Currency	JPMorgan Chase Bank N.A.	01/12/18	ZAR	13.50	USD	4,246	369,698
EUR Currency	Citibank N.A.	01/25/18	JPY	128.00	EUR	33,745	1,846
USD Currency	Deutsche Bank AG	01/31/18	TRY	3.40	USD	26,400	91
USD Currency	Deutsche Bank AG Morgan Stanley & Co.	01/31/18	RUB	59.00	USD	3,710	94,909
USD Currency	International PLC	02/08/18	BRL	3.30	USD	5,330	63,514
EUR Currency	Deutsche Bank AG	02/15/18	TRY	4.32	EUR	5,289	4,354
AUD Currency	Deutsche Bank AG	02/16/18	USD	0.73	AUD	44,000	2,420
USD Currency	Deutsche Bank AG	02/16/18	INR	67.00	USD	21,400	975,874
USD Currency	Goldman Sachs International Morgan Stanley & Co.	02/16/18	TRY	3.86	USD	4,231	84,683
USD Currency	International PLC	02/16/18	MXN	17.50	USD	11,100	570
AUD Currency	Citibank N.A.	02/19/18	USD	0.76	AUD	4,246	5,558
EUR Currency	Deutsche Bank AG	03/30/18	GBP	0.84	EUR	44,500	60,727
EUR Currency	Deutsche Bank AG	03/30/18	GBP	0.81	EUR	22,333	4,077

CONSOLIDATED SCHEDULE OF INVESTMENTS	51

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
EUR Currency	HSBC Bank PLC	03/30/18	GBP	0.84	EUR	22,500	$30,711
EUR Currency	Royal Bank of Scotland PLC	03/30/18	GBP	0.81	EUR	11,167	2,023
USD Currency	JPMorgan Chase Bank N.A.	05/17/18	CNH	6.90	USD	22,225	1,155,424
AUD Currency	HSBC Bank PLC	06/13/18	USD	0.76	AUD	24,840	215,367
EUR Currency	HSBC Bank PLC	06/13/18	USD	1.17	EUR	94,745	733,235
EUR Currency	Citibank N.A.	06/14/18	USD	1.18	EUR	15,400	164,422
USD Currency	JPMorgan Chase Bank N.A.	07/24/18	INR	65.00	USD	33,600	561,627
USD Currency	Goldman Sachs International	07/26/18	INR	64.50	USD	33,600	427,488
USD Currency	HSBC Bank PLC	07/26/18	INR	62.50	USD	33,600	113,729
USD Currency	Deutsche Bank AG	07/30/18	MXN	17.35	USD	21,730	39,820

							6,730,950

							$9,545,702

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Delta Air Lines, Inc.	2,820	01/19/18	USD	55.00	USD	15,792	$(559,768)
Micron Technology, Inc.	7,446	01/19/18	USD	43.00	USD	30,618	(621,741)
Freeport-McMoRan, Inc.	2,800	02/16/18	USD	23.00	USD	5,309	(67,200)
Freeport-McMoRan, Inc.	2,250	03/16/18	USD	25.00	USD	4,266	(42,750)
Euro Dollar 90-Day	34,623	06/15/18	USD	97.88	USD	8,447,579	(6,275,419)
SPDR S&P Oil & Gas Explore & Production ETF	20,652	06/15/18	USD	43.00	USD	76,784	(1,972,266)

							(9,539,144)

Put
U.S. Treasury Notes (10 Year) Futures	1,316	01/26/18	USD	123.00	USD	163,246	(164,500)

							$(9,703,644)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency(a)	Morgan Stanley & Co. International PLC	01/11/18	CLP	675.00	USD	4,259	$—
CAD Currency	JPMorgan Chase Bank N.A.	01/18/18	MXN	15.00	CAD	2,122	(78,298)
USD Currency	Bank of America N.A.	01/25/18	ZAR	14.12	USD	4,246	(377)
USD Currency	Deutsche Bank AG	01/31/18	RUB	61.00	USD	3,710	(4,204)
USD Currency	BNP Paribas S.A.	02/07/18	CAD	1.35	USD	22,500	(625)
	Morgan Stanley & Co.
USD Currency	International PLC	02/08/18	BRL	3.45	USD	2,665	(14,667)
USD Currency	JPMorgan Chase Bank N.A.	02/09/18	HKD	7.75	USD	20,500	(150,405)
EUR Currency	Deutsche Bank AG	02/15/18	TRY	4.50	EUR	3,700	(149,551)
USD Currency	Goldman Sachs International	02/16/18	TRY	4.04	USD	4,231	(20,909)
	Morgan Stanley & Co.
USD Currency	International PLC	02/16/18	MXN	19.00	USD	11,100	(506,373)
AUD Currency	Citibank N.A.	02/19/18	USD	0.79	AUD	4,246	(26,103)
USD Currency	Goldman Sachs International	03/05/18	KRW	1,212.00	USD	234,844	(45,384)
USD Currency	Goldman Sachs International	03/05/18	KRW	1,190.00	USD	234,844	(107,237)
USD Currency	HSBC Bank PLC	03/05/18	KRW	1,303.00	USD	234,844	(493)
USD Currency	JPMorgan Chase Bank N.A.	03/15/18	HKD	7.75	USD	42,550	(294,385)
USD Currency	Deutsche Bank AG	03/23/18	JPY	119.00	USD	45,000	(30,150)
USD Currency	Bank of America N.A.	06/13/18	CHF	1.05	USD	8,095	(9,738)
USD Currency	BNP Paribas S.A.	06/13/18	CAD	1.36	USD	15,020	(34,729)

52	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Citibank N.A.	06/13/18	SEK	8.95	USD	7,505	$(16,617)
USD Currency	Deutsche Bank AG	06/13/18	JPY	119.00	USD	22,530	(65,212)
USD Currency	JPMorgan Chase Bank N.A.	07/19/18	MXN	22.50	USD	4,243	(69,619)
USD Currency	Deutsche Bank AG	07/30/18	MXN	20.80	USD	21,730	(806,631)

							(2,431,707)
Put
AUD Currency	Bank of America N.A.	01/09/18	USD	0.76	AUD	44,500	(1,953)
AUD Currency(a)	HSBC Bank PLC	01/09/18	USD	0.73	AUD	55,700	(4)
USD Currency	Deutsche Bank AG	01/10/18	ZAR	12.76	USD	21,658	(632,135)
USD Currency	Deutsche Bank AG	01/10/18	ZAR	13.31	USD	10,829	(782,472)
USD Currency	JPMorgan Chase Bank N.A.	01/12/18	ZAR	13.00	USD	4,246	(197,782)
USD Currency(a)	Morgan Stanley & Co. International PLC	01/12/18	BRL	3.00	USD	22,500	(2)
CAD Currency	JPMorgan Chase Bank N.A.	01/18/18	MXN	15.00	CAD	2,122	(1,162)
USD Currency	Credit Suisse International	01/26/18	RUB	58.50	USD	3,710	(67,229)
EUR Currency	Deutsche Bank AG	02/15/18	TRY	4.10	EUR	3,700	(84)
USD Currency	JPMorgan Chase Bank N.A.	02/16/18	INR	67.00	USD	21,400	(975,874)
EUR Currency	Deutsche Bank AG	03/30/18	GBP	0.81	EUR	11,000	(2,023)
EUR Currency	HSBC Bank PLC	03/30/18	GBP	0.81	EUR	22,500	(4,119)
USD Currency	HSBC Bank PLC	05/17/18	CNH	6.90	USD	22,225	(1,155,424)
AUD Currency	HSBC Bank PLC	06/13/18	USD	0.72	AUD	24,840	(59,215)
EUR Currency	HSBC Bank PLC	06/13/18	USD	1.11	EUR	94,745	(140,271)
EUR Currency	Citibank N.A.	06/14/18	USD	1.12	EUR	15,400	(32,366)
USD Currency	Goldman Sachs International	07/26/18	INR	62.50	USD	33,600	(113,692)

							(4,165,807)

							$(6,597,514)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.28.V1	5.00%	Quarterly	12/20/22	EUR	64,655	$(9,487,723)	$(8,690,105)	$(797,618)

     Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.21.V1	1.00%	Quarterly	06/20/19	BBB+	EUR	1,445	$27,651	$12,104	$15,547
ITRAXX.EUR.25.V1	1.00%	Quarterly	06/20/21	BBB+	EUR	5,170	156,931	63,989	92,942
CDX.NA.IG.29.V1	1.00%	Quarterly	12/20/22	BBB+	USD	56,249	1,361,120	1,295,132	65,988
ITRAXX.EUR.28.V1	1.00%	Quarterly	12/20/22	BBB+	EUR	44,840	1,469,163	1,130,867	338,296

							$3,014,865	$2,502,092	$512,773

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

CONSOLIDATED SCHEDULE OF INVESTMENTS	53

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

     Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
UK RPI All Items Monthly	At Termination	3.46%	At Termination	10/15/26	GBP	27,662	$331,841	$688	$331,153

     Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-day MXIBTIIE	Monthly	7.81%	Monthly	N/A		06/07/18	MXN	636,450	$(1,324)	$26	$(1,350)
28-day MXIBTIIE	Monthly	7.85%	Monthly	N/A		06/12/18	MXN	636,450	706	26	680
7.36%	Monthly	28-day MXIBTIIE	Monthly	N/A		01/28/19	MXN	728,739	274,846	116	274,730
3-month LIBOR	Quarterly	2.05%	Semi-Annual	11/19/18	(a)	11/19/19	USD	3,016,260	(5,234,720)	5,097	(5,239,817)
3-month LIBOR	Quarterly	2.05%	Semi-Annual	11/19/18	(a)	11/19/19	USD	1,566,300	(2,794,358)	2,647	(2,797,005)
3-month LIBOR	Quarterly	2.16%	Semi-Annual	12/06/18	(a)	12/06/19	USD	1,547,250	(1,164,878)	2,522	(1,167,400)
28-day MXIBTIIE	Monthly	7.32%	Monthly	N/A		02/20/20	MXN	674,413	(464,815)	86	(464,901)
28-day MXIBTIIE	Monthly	7.16%	Monthly	N/A		04/29/20	MXN	702,890	(627,187)	113	(627,300)
3-month LIBOR	Quarterly	2.24%	Semi-Annual	11/01/19	(a)	11/01/21	USD	313,940	(600,197)	1,326	(601,523)
2.27%	Semi-Annual	3-month LIBOR	Quarterly	11/19/20	(a)	11/19/21	USD	3,147,170	2,540,679	5,319	2,535,360
2.28%	Semi-Annual	3-month LIBOR	Quarterly	11/19/20	(a)	11/19/21	USD	1,629,370	1,182,516	2,754	1,179,762
2.34%	Semi-Annual	3-month LIBOR	Quarterly	12/07/20	(a)	12/07/21	USD	1,619,780	362,101	2,737	359,364
3-month LIBOR	Quarterly	2.31%	Semi-Annual	12/09/19	(a)	12/08/21	USD	640,660	(457,213)	2,659	(459,872)
3-month LIBOR	Quarterly	2.39%	Semi-Annual	12/19/19	(a)	12/19/21	USD	323,940	322,273	1,356	320,917
28-day MXIBTIIE	Monthly	7.45%	Monthly	N/A		03/07/22	MXN	230,990	(177,313)	(147)	(177,166)
28-day MXIBTIIE	Monthly	7.48%	Monthly	N/A		03/07/22	MXN	115,492	(81,177)	37	(81,214)
28-day MXIBTIIE	Monthly	7.47%	Monthly	N/A		03/07/22	MXN	115,490	(83,312)	37	(83,349)
28-day MXIBTIIE	Monthly	6.92%	Monthly	N/A		07/01/22	MXN	353,350	(644,807)	157	(644,964)
28-day MXIBTIIE	Monthly	6.88%	Monthly	N/A		08/01/22	MXN	189,000	(363,840)	88	(363,928)
28-day MXIBTIIE	Monthly	6.90%	Monthly	N/A		08/02/22	MXN	126,000	(240,039)	59	(240,098)
7.13%	Monthly	28-day MXIBTIIE	Monthly	N/A		10/07/22	MXN	109,921	161,448	52	161,396
7.14%	Monthly	28-day MXIBTIIE	Monthly	N/A		10/10/22	MXN	44,444	64,363	21	64,342
7.11%	Monthly	28-day MXIBTIIE	Monthly	N/A		10/14/22	MXN	146,271	222,780	69	222,711
7.11%	Monthly	28-day MXIBTIIE	Monthly	N/A		10/14/22	MXN	110,975	167,845	52	167,793
28-day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/25	MXN	73,475	(345,693)	426	(346,119)
3-month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	2,360	(18,134)	28	(18,162)

54	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.27%	Semi-Annual	3-month LIBOR	Quarterly	N/A	09/11/25	USD	1,800	$(4,028)	$23	$(4,051)
7.29%	Monthly	28-day MXIBTIIE	Monthly	N/A	06/25/27	MXN	204,750	468,926	176	468,750
7.16%	Monthly	28-day MXIBTIIE	Monthly	N/A	07/26/27	MXN	108,600	299,418	60	299,358
7.18%	Monthly	28-day MXIBTIIE	Monthly	N/A	07/27/27	MXN	72,400	196,775	64	196,711

								$(7,038,359)	$27,986	$(7,066,345)

(a)	Forward swap.

     OTC Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marks & Spencer PLC	1.00%	Quarterly	Bank of America N.A.	12/20/22	EUR	1,325	$23,770	$26,913	$(3,143)
Marks & Spencer PLC	1.00%	Quarterly	Bank of America N.A.	12/20/22	EUR	75	1,345	1,523	(178)
People’s Republic of China	1.00%	Quarterly	Bank of America N.A.	06/20/22	USD	2,001	(47,322)	(15,021)	(32,301)
Republic of France	0.25%	Quarterly	Bank of America N.A.	06/20/22	USD	780	(3,328)	7,888	(11,216)
Republic of France	0.25%	Quarterly	Bank of America N.A.	06/20/22	USD	780	(3,328)	9,677	(13,005)
Republic of South Africa	1.00%	Quarterly	Bank of America N.A.	12/20/22	USD	2,965	77,056	114,759	(37,703)
Republic of South Africa	1.00%	Quarterly	Bank of America N.A.	12/20/22	USD	1,899	49,352	74,056	(24,704)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	09/20/20	USD	7,452	(83,864)	50,931	(134,795)
Buoni Poliennali Del Tesoro	1.00%	Quarterly	Barclays Bank PLC	03/20/18	USD	6,000	(13,757)	15,545	(29,302)
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	4,794	133,648	172,724	(39,076)
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Barclays Bank PLC	12/20/22	EUR	640	(120,554)	(116,823)	(3,731)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Barclays Bank PLC	12/20/18	EUR	1,450	(18,239)	(2,860)	(15,379)
K Hovnanian Enterprises, Inc.	5.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	2,560	1,197,686	810,541	387,145
Kingdom of Thailand	1.00%	Quarterly	Barclays Bank PLC	06/20/21	USD	769	(18,162)	(730)	(17,432)
Lowe’s Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	4,245	(175,340)	(137,995)	(37,345)
Marks & Spencer PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	EUR	1,880	33,718	39,230	(5,512)
Mitsubishi Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	47,573	(10,506)	(4,449)	(6,057)

CONSOLIDATED SCHEDULE OF INVESTMENTS	55

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	06/20/22	USD	4,600	$(108,779)	$(37,401)	$(71,378)
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	06/20/22	USD	1,387	(32,804)	(11,001)	(21,803)
Simon Property Group, Inc.	1.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	5,500	(84,992)	(46,608)	(38,384)
Sumitomo Mitsui Banking Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	24,938	(5,642)	710	(6,352)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	4,489	11,666	19,662	(7,996)
Vodafone Group PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	EUR	5,530	(153,185)	(122,892)	(30,293)
Banco Comercial Portugues SA	5.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	216	(32,186)	(2,204)	(29,982)
Clariant AG	1.00%	Quarterly	BNP Paribas S.A.	12/20/21	EUR	500	(11,487)	(1,052)	(10,435)
Kingdom of Thailand	1.00%	Quarterly	BNP Paribas S.A.	06/20/21	USD	731	(17,260)	(1,390)	(15,870)
Republic of Portugal	1.00%	Quarterly	BNP Paribas S.A.	09/20/19	USD	875	(12,244)	8,835	(21,079)
Standard Chartered PLC	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	810	(23,348)	12,379	(35,727)
Standard Chartered PLC	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	460	(13,278)	7,330	(20,608)
TDC A/S	1.00%	Quarterly	BNP Paribas S.A.	12/20/22	EUR	1,430	(14,331)	(7,309)	(7,022)
ArcelorMittal	5.00%	Quarterly	Citibank N.A.	12/20/22	EUR	1,280	(276,649)	(269,440)	(7,209)
Clariant AG	1.00%	Quarterly	Citibank N.A.	12/20/22	EUR	340	(5,709)	(7,760)	2,051
ITRAXX.FINSR.19.V1	1.00%	Quarterly	Citibank N.A.	06/20/18	EUR	8,200	(49,119)	(24,630)	(24,489)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Citibank N.A.	12/20/18	EUR	5,900	(67,930)	(31,554)	(36,376)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Citibank N.A.	12/20/18	EUR	3,120	(39,186)	(6,029)	(33,157)
Kingdom of Thailand	1.00%	Quarterly	Citibank N.A.	06/20/21	USD	420	(9,916)	(521)	(9,395)
Peugeot SA	5.00%	Quarterly	Citibank N.A.	12/20/22	EUR	1,280	(285,325)	(292,797)	7,472
Republic of Indonesia	1.00%	Quarterly	Citibank N.A.	06/20/22	USD	681	(6,750)	7,500	(14,250)
Westpac Banking Corp.	1.00%	Quarterly	Citibank N.A.	12/20/20	USD	1,000	(23,688)	(1,887)	(21,801)
CMBX.NA.9.AAA	0.50%	Annual	Credit Suisse International	09/17/58	USD	4,540	(8,717)	55,085	(63,802)
Peugeot SA	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,280	(289,222)	(294,769)	5,547

56	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Smurfit Kappa Acquisitions	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	600	$(145,787)	$(139,090)	$(6,697)
TDC A/S	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	2,140	(21,470)	(9,720)	(11,750)
TDC A/S	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,430	(14,355)	(6,502)	(7,853)
Tesco PLC	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,280	(3,822)	6,554	(10,376)
Tesco PLC	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,280	(3,878)	7,268	(11,146)
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	6,450	(42,439)	2,095	(44,534)
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	5,738	(37,760)	(1,886)	(35,874)
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	4,030	(26,517)	790	(27,307)
CMBX.NA.9.AAA	0.50%	Annual	Deutsche Bank AG	09/17/58	USD	3,620	(6,951)	44,558	(51,509)
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	Goldman Sachs International	12/20/22	EUR	1,280	21,128	46,030	(24,902)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	32,023	(6,859)	(1,401)	(5,458)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(6,301)	(1,226)	(5,075)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(6,308)	(1,156)	(5,152)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(6,352)	(895)	(5,457)
K Hovnanian Enterprises, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	500	233,923	136,316	97,607
Mitsubishi Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(6,456)	(2,413)	(4,043)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	58,651	(12,933)	(1,896)	(11,037)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(6,508)	(685)	(5,823)
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	12/20/22	USD	4,220	(99,142)	(82,930)	(16,212)
Republic of Argentina	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	10,367	(1,247,971)	(863,546)	(384,425)

CONSOLIDATED SCHEDULE OF INVESTMENTS	57

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	5,779	$(695,648)	$(489,356)	$(206,292)
Republic of France	0.25%	Quarterly	Goldman Sachs International	06/20/22	USD	280	(1,195)	2,834	(4,029)
Republic of Indonesia	1.00%	Quarterly	Goldman Sachs International	06/20/22	USD	1,010	(10,012)	11,369	(21,381)
Republic of Korea	1.00%	Quarterly	Goldman Sachs International	12/20/22	USD	5,000	(112,207)	(72,181)	(40,026)
Standard Chartered PLC	1.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	610	(17,261)	4,153	(21,414)
Target Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/22	USD	13,200	(314,881)	(191,326)	(123,555)
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	HSBC Bank PLC	12/20/22	EUR	650	10,788	25,955	(15,167)
Kingdom of Bahrain	1.00%	Quarterly	HSBC Bank PLC	12/20/22	USD	1,210	93,954	104,688	(10,734)
CMBX.NA.6.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	05/11/63	USD	850	123,875	84,497	39,378
CMBX.NA.9.A	2.00%	Annual	J.P. Morgan Securities LLC	09/17/58	USD	1,021	36,340	139,087	(102,747)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(27,111)	(3,334)	(23,777)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(22,503)	(214)	(22,289)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	795	(17,895)	(2,424)	(15,471)
AutoZone, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	13,200	(316,381)	(113,562)	(202,819)
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	620	10,269	26,118	(15,849)
Cable & Wireless Communications Ltd.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	450	(92,082)	(84,570)	(7,512)
CBS Corp.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	12,960	(151,646)	(181,453)	29,807
Clariant AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	1,280	(21,464)	(28,268)	6,804
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(26,047)	(2,502)	(23,545)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(22,650)	(1,605)	(21,045)

58	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
General Mills, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	11,000	$(351,849)	$(277,860)	$(73,989)
Kingdom of Bahrain	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	440	34,166	38,058	(3,892)
Kingdom of Thailand	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/21	USD	540	(12,753)	(313)	(12,440)
Kingdom of Thailand	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/21	USD	540	(12,753)	(135)	(12,618)
Lanxess AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	2,167	(58,786)	(50,554)	(8,232)
Melia Hotels International SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/22	EUR	870	(186,692)	(158,795)	(27,897)
National Australia Bank Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(22,699)	(810)	(21,889)
People’s Republic of China	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/22	USD	1,212	(28,652)	(11,172)	(17,480)
Republic of France	0.25%	Quarterly	JPMorgan Chase Bank N.A.	06/20/22	USD	770	(3,286)	8,748	(12,034)
Republic of Indonesia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/22	USD	908	(9,000)	11,097	(20,097)
Republic of the Philippines	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	18,547	(359,065)	(281,621)	(77,444)
STMicroelectronics NV	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/22	EUR	888	(24,577)	(4,469)	(20,108)
Sumitomo Mitsui Banking Corp.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	(5,753)	1,209	(6,962)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	7,452	(82,074)	32,343	(114,417)
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	EUR	400	(25,986)	(24,280)	(1,706)
CMBX.NA.9 AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	5,570	(10,695)	74,154	(84,849)

CONSOLIDATED SCHEDULE OF INVESTMENTS	59

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	1,780	$63,330	$223,179	$(159,849)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	3,050	(5,856)	37,007	(42,863)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	2,530	(4,858)	30,697	(35,555)
Hapag-Lloyd AG	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	EUR	200	(25,057)	(21,882)	(3,175)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	3,320	86,272	129,458	(43,186)
Standard Chartered PLC	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/20	EUR	240	(6,931)	3,900	(10,831)
United Mexican States	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	2,548	6,622	10,575	(3,953)
United Mexican States	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	2,548	6,623	11,161	(4,538)
Clariant AG	1.00%	Quarterly	Société Générale	12/20/22	EUR	940	(15,884)	(20,406)	4,522

							$(4,614,614)	$(1,884,374)	$(2,730,240)

     OTC Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Buoni Poliennali Del Tesoro	1.00%	Quarterly	Barclays Bank PLC	03/20/18	BBB	EUR	4,500	$(16,206)	$(39,591)	$ 23,385
Buoni Poliennali Del Tesoro	1.00%	Quarterly	Barclays Bank PLC	03/20/18	BBB	USD	37	84	(126)	210
ITRAXX.FINSUB.19.V1	5.00%	Quarterly	Citibank N.A.	06/20/18	BBB	EUR	5,900	180,561	133,593	46,968
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Barclays Bank PLC	12/20/18	BBB	EUR	1,160	109,899	87,127	22,772
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Citibank N.A.	12/20/18	BBB	EUR	4,600	272,104	203,807	68,297
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Citibank N.A.	12/20/18	BBB	EUR	1,660	156,755	123,555	33,200
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Deutsche Bank AG	12/20/18	BBB	EUR	830	78,508	62,061	16,447
K Hovnanian Enterprises, Inc.	5.00%	Quarterly	Barclays Bank PLC	12/20/18	CCC-	USD	2,560	(1,050,462)	(190,378)	(860,084)

60	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
K Hovnanian Enterprises, Inc.	5.00%	Quarterly	Barclays Bank PLC	12/20/18	CCC-	USD	1,051	$(431,264)	$(78,159)	$(353,105)
SAS AB	5.00%	Quarterly	Goldman Sachs International	06/20/19	Not Rated	EUR	1,000	53,599	(42,095)	95,694
Transocean Ltd.	1.00%	Quarterly	Goldman Sachs International	06/20/19	B	USD	350	(1,123)	(3,207)	2,084
United Mexican States	1.00%	Quarterly	Bank of America N.A.	06/20/20	BBB+	USD	7,452	82,074	(37,490)	119,564
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	09/20/20	A+	USD	1,000	20,257	(4,406)	24,663
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	09/20/20	A+	USD	1,000	20,257	(4,659)	24,916
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	09/20/20	BBB+	USD	7,452	83,864	(44,370)	128,234
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A-	USD	1,825	36,425	(30,255)	66,680
Altice Finco SA	5.00%	Quarterly	Goldman Sachs International	12/20/22	B-	EUR	490	16,534	22,193	(5,659)
Commerzbank AG	1.00%	Quarterly	Goldman Sachs International	12/20/22	Not Rated	EUR	1,300	(19,473)	(45,948)	26,475
Hertz Global Holdings, Inc.	5.00%	Quarterly	Barclays Bank PLC	12/20/22	B-	USD	700	(54,893)	(89,036)	34,143
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	520	76,404	95,195	(18,791)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	510	76,164	85,064	(8,900)
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	BB+	EUR	2,080	304,572	383,889	(79,317)
New Look Senior Issuer PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	CCC-	EUR	90	(63,422)	(58,815)	(4,607)
Viacom, Inc., Class A	1.00%	Quarterly	Goldman Sachs International	12/20/22	BBB-	USD	1,300	(32,923)	(40,526)	7,603
CMBX.NA.7.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	5,000	27,230	(157,371)	184,601
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	A	USD	77	(351)	(6,686)	6,335
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	A	USD	194	(887)	(17,075)	16,188
CMBX.NA.3.AM	0.50%	Monthly	JPMorgan Chase Bank N.A.	12/13/49	A	USD	419	(1,910)	(34,918)	33,008
CMBX.NA.4.AM	0.50%	Annual	Deutsche Bank AG	02/17/51	BBB+	USD	205	(1,199)	(26,981)	25,782
CMBX.NA.8.A	2.00%	Annual	Goldman Sachs International	10/17/57	Not Rated	USD	1,710	(73,140)	(96,190)	23,050
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	Not Rated	USD	440	(18,820)	(44,305)	25,485
CMBX.NA.8.A	2.00%	Annual	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	290	(12,404)	(24,663)	12,259
CMBX.NA.9 A	2.00%	Annual	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	1,360	(48,387)	(37,877)	(10,510)
CMBX.NA.9 A	2.00%	Annual	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	730	(25,973)	(23,313)	(2,660)
CMBX.NA.9 A	2.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,730	(61,551)	(58,714)	(2,837)
CMBX.NA.9 BBB-	3.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	630	(69,525)	(63,766)	(5,759)
CMBX.NA.9.A	2.00%	Annual	Credit Suisse International	09/17/58	Not Rated	USD	1,790	(63,685)	(57,260)	(6,425)
CMBX.NA.9.A	2.00%	Annual	Credit Suisse International	09/17/58	Not Rated	USD	510	(18,145)	(26,057)	7,912
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	Not Rated	USD	400	(14,231)	(55,629)	41,398
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	4,880	(173,622)	(256,912)	83,290
CMBX.NA.9.A	2.00%	Annual	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	551	(19,619)	(67,545)	47,926
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	2,740	(97,484)	(62,247)	(35,237)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,810	(64,396)	(91,179)	26,783
CMBX.NA.9.A	2.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,630	(57,993)	(87,660)	29,667
CMBX.NA.9.A	2.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	890	(31,664)	(42,987)	11,323
CMBX.NA.9.BBB-	3.00%	Annual	Credit Suisse International	09/17/58	Not Rated	USD	2,109	(232,742)	(220,291)	(12,451)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	770	(84,975)	(81,838)	(3,137)

CONSOLIDATED SCHEDULE OF INVESTMENTS	61

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	127	$ (14,015)	$(15,600)	$1,585
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340	(101,670)	(149,345)	47,675
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670	(50,834)	(75,927)	25,093
CMBX.NA.10.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(6,020)	(5,309)	(711)
CMBX.NA.6.BBB-	3.00%	Annual	Credit Suisse International	05/11/63	BBB-	USD	850	(123,875)	(68,425)	(55,450)

								$(1,543,592)	$(1,468,647)	$(74,945)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

     OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
9.99%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	01/02/18	BRL	91,638	$(198,912)	$ —	$(198,912)
8.98%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	01/02/18	BRL	31,295	(11,262)	—	(11,262)
9.98%	At Termination	1-day BZDIOVER	At Termination	JPMorgan Chase Bank N.A.	01/02/18	BRL	91,641	(144,618)	—	(144,618)
4.55%	Monthly	28-day MXIBTIIE	Monthly	Barclays Bank PLC	03/21/18	MXN	39,525	16,262	505	15,757
4.85%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	11/01/18	MXN	23,232	31,496	41	31,455
28-day MXIBTIIE	Monthly	7.07%	Monthly	Citibank N.A.	11/21/18	MXN	231,800	(103,405)	—	(103,405)
28-day MXIBTIIE	Monthly	7.06%	Monthly	JPMorgan Chase Bank N.A.	11/21/18	MXN	278,160	(125,373)	—	(125,373)
28-day MXIBTIIE	Monthly	6.98%	Monthly	Citibank N.A.	11/28/18	MXN	395,600	(194,997)	(304)	(194,693)
28-day MXIBTIIE	Monthly	6.98%	Monthly	JPMorgan Chase Bank N.A.	11/28/18	MXN	224,417	(110,619)	(173)	(110,446)
4.77%	Monthly	28-day MXIBTIIE	Monthly	Citibank N.A.	12/05/18	MXN	16,034	25,967	22	25,945
4.70%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	12/06/18	MXN	16,034	26,539	21	26,518
4.76%	Monthly	28-day MXIBTIIE	Monthly	Citibank N.A.	12/06/18	MXN	16,034	26,057	22	26,035
7.02%	At Termination	1-day BZDIOVER	At Termination	Bank of America N.A.	01/02/19	BRL	152,195	(69,763)	—	(69,763)
7.75%	At Termination	1-day BZDIOVER	At Termination	Bank of America N.A.	01/02/19	BRL	91,464	(235,654)	—	(235,654)
8.00%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	01/02/19	BRL	90,129	(311,897)	—	(311,897)
1-day BZDIOVER	At Termination	9.25%	At Termination	Citibank N.A.	01/02/19	BRL	84,850	657,055	—	657,055
1-day BZDIOVER	At Termination	9.28%	At Termination	JPMorgan Chase Bank N.A.	01/02/19	BRL	80,549	632,216	—	632,216
1-day BZDIOVER	At Termination	8.21%	At Termination	Bank of America N.A.	01/02/20	BRL	102,049	119,074	—	119,074
1-day BZDIOVER	At Termination	9.14%	At Termination	Bank of America N.A.	01/04/21	BRL	40,606	114,567	—	114,567
3.27%	Quarterly	3-month LIBOR	Semi-Annual	Deutsche Bank AG	05/16/21	USD	9,510	(364,448)	—	(364,448)

62	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day BZDIOVER	At Termination	9.61%	At Termination	Bank of America N.A.	01/02/23	BRL	21,118	$(15,152)	$—	$(15,152)
1-day BZDIOVER	At Termination	9.84%	At Termination	Citibank N.A.	01/02/23	BRL	40,153	113,143	—	113,143
1-day BZDIOVER	At Termination	9.85%	At Termination	Citibank N.A.	01/02/23	BRL	21,128	62,176	—	62,176
5.73%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	01/03/25	MXN	23,376	142,181	262	141,919
28-day MXIBTIIE	Monthly	6.33%	Monthly	Citibank N.A.	06/09/25	MXN	14,869	(68,431)	(76)	(68,355)
28-day MXIBTIIE	Monthly	6.33%	Monthly	Citibank N.A.	07/17/25	MXN	36,610	(171,738)	(149)	(171,589)
28-day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	109,616	(519,852)	(440)	(519,412)
6.31%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	08/11/25	MXN	36,783	175,577	154	175,423
6.31%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	08/11/25	MXN	36,783	175,577	154	175,423
6.31%	Monthly	28-day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	136,536	652,874	571	652,303
28-day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America N.A.	12/05/25	MXN	4,348	(21,961)	(47)	(21,914)

								$302,679	$563	$302,116

     OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Ally Financial, Inc.	Quarterly	3-month LIBOR minus 0.30%	Quarterly	Merrill Lynch International	01/24/18	USD	32	$(5,062)	$—	$ (5,062)
Consumer Discretionary SPDR ETF	Monthly	1-month LIBOR plus 0.30%	Monthly	BNP Paribas S.A.	03/15/18	USD	1,184	(8,054)	—	(8,054)
Consumer Staples Select Sector SPDR ETF	Monthly	1-month LIBOR plus 0.30%	Monthly	BNP Paribas S.A.	03/15/18	USD	1,161	375	—	375
Energy Select Sector SPDR ETF	Monthly	1-month LIBOR plus 0.15%	Monthly	BNP Paribas S.A.	03/15/18	USD	1,788	(86,824)	—	(86,824)
Energy Select Sector SPDR ETF	Monthly	1-month LIBOR plus 0.50%	Monthly	Merrill Lynch International	03/15/18	USD	2,371	(132,595)	—	(132,595)
Netflix, Inc.	Quarterly	3-month LIBOR minus 0.30%	Quarterly	Merrill Lynch International	03/15/18	USD	845	(24,102)	—	(24,102)
iBoxx EUR Liquid High	At	3-month		Goldman Sachs
Yield Index	Termination	EURIBOR	Quarterly	International	03/20/18	EUR	4,800	(23,683)	(4,017)	(19,666)
3-month EURIBOR	Quarterly	Markit iBoxx Euro Corporate Index	At Termination	Goldman Sachs International	03/20/18	EUR	14,450	(72,748)	12,440	(85,188)
iBoxx EUR Liquid High Yield Index	At Termination	3-month EURIBOR	Quarterly	JPMorgan Chase Bank N.A.	03/20/18	EUR	4,800	(17,463)	(4,132)	(13,331)

CONSOLIDATED SCHEDULE OF INVESTMENTS	63

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
iBoxx EUR Liquid High Yield Index	At Termination	3-month EURIBOR	Quarterly	Merrill Lynch International	03/20/18	EUR	7,200	$(28,420)	$(6,026)	$ (22,394)
3-month EURIBOR	Quarterly	Markit iBoxx Euro Corporate Index	At Termination	Morgan Stanley & Co. International PLC	03/20/18	EUR	14,450	(82,285)	—	(82,285)
Netflix, Inc.	At Termination	3-month LIBOR minus 0.30%	At Termination	Merrill Lynch International	03/21/18	USD	3,348	(30,880)	—	(30,880)
Weatherford International PLC	Quarterly	3-month LIBOR minus 1.25%	Quarterly	Citibank N.A.	04/03/19	USD	219	—	—	—

								$(511,741)	$(1,735)	$(510,006)

     OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount		Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Securities Long/Short	Bank of America N.A.	11/15/18-02/15/19	USD 130,403	(b)	$(491,072)	$(360,669)

(a)	The Master Portfolio receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-160 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
(b)	Gross notional basket percentage of net assets is 0.15%

Intercontinental Exchange LIBOR:
EUR 1 Month
EUR 1 Week
GBP 1 Week

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	US Dollar
ZAR	South African Rand

64	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

Portfolio Abbreviations

ABS	Asset-Backed Security
ADR	American Depositary Receipts
AGM	Assurance Guaranty Municipal Corp.
AKA	Also Known As
AMBAC	AMBAC Assurance Corp.
BAM	Build America Mutual
BZDIOVER	Overnight Brazil CETIP - Interbank Rate
CBOE	Chicago Board Options Exchange
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FKA	Formerly Known As
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-the-counter
PIK	Payment-in-kind
PSF	Permanent School Fund
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SCA	Svenska Cellulosa Aktiebolaget
SPDR	Standard & Poor’s Depositary Receipts
TA	Tax Allocation
TBA	To-be-announced
UK RPI	United Kingdom Retail Price Index
WTI	West Texas Intermediate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

CONSOLIDATED SCHEDULE OF INVESTMENTS	65

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,428,872,470	$111,089,503	$1,539,961,973
Common Stocks(a)	69,080,002	678,883	365,944	70,124,829
Corporate Bonds(a)	—	3,587,190,668	762,667	3,587,953,335
Floating Rate Loan Interests(a)	—	54,958,766	74,533,181	129,491,947
Foreign Agency Obligations	—	107,057,114	—	107,057,114
Foreign Government Obligations	—	576,220,134	—	576,220,134
Investment Companies	136,608,897	—	—	136,608,897
Non-Agency Mortgage-Backed Securities	—	705,376,811	75,661,334	781,038,145
Preferred Securities(a)	9,602,611	81,652,116	404,009	91,658,736
Taxable Municipal Bonds	—	695,301,883	—	695,301,883
U.S. Government Sponsored Agency Securities	—	8,291,909,433	903,205	8,292,812,638
U.S. Treasury Obligations	—	4,721,266,986	—	4,721,266,986
Short-Term Securities:
Borrowed Bond Agreements	—	112,837,108	—	112,837,108
Foreign Government Obligations	—	609,877,147	—	609,877,147
Options Purchased:
Equity contracts	5,966,989	—	—	5,966,989
Foreign currency exchange contracts	—	9,591,498	6	9,591,504
Interest rate contracts	5,043,019	—	—	5,043,019
Unfunded Floating Rate Loan Interests(b)	—	8,733	—	8,733
Liabilities:
TBA Sale Commitments	—	(4,743,440,586)	—	(4,743,440,586)
Borrowed Bonds	—	(112,593,346)	—	(112,593,346)
Investments Sold Short	—	(171,650)	—	(171,650)

Subtotal	$226,301,518	$16,126,594,168	$263,719,849	$16,616,615,535

Investments Valued at NAV(c)				125,875,362

Total Investments				$16,742,490,897

(a) See above Consolidated Schedule of Investments for values in each industry.

(b) Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

(c) As of December 31, 2017, certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Commodity contracts	$758,133	$—	$—	$758,133
Credit contracts	—	2,483,801	—	2,483,801
Equity contracts	275,245	375	—	275,620
Foreign currency exchange contracts	—	12,874,071	—	12,874,071
Interest rate contracts	2,580,202	9,220,883	—	11,801,085
Other contracts	—	331,153	—	331,153
Liabilities:
Commodity contracts	(756,943)	—	—	(756,943)
Credit contracts	—	(5,573,831)	—	(5,573,831)
Equity contracts	(3,494,505)	(778,589)	—	(4,273,094)
Foreign currency exchange contracts	—	(21,977,194)	(6)	(21,977,200)
Interest rate contracts	(10,924,610)	(16,207,976)	—	(27,132,586)

Total	$(11,562,478)	$(19,627,307)	$(6)	$(31,189,791)

(a) Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $4,469,973,575 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

66	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued)	Master Total Return Portfolio of Master Bond LLC
December 31, 2017

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities
Assets:
Opening Balance, as of September 30, 2017	$80,564,232	$293,715	$ 854	$ 76,050,819	$85,921,687
Transfers into Level 3	62,175	—	—	—	2,808,471
Transfers out of Level 3	(41,976,984)	—	—	—	(21,357,693)
Accrued discounts/premiums	(58,410)	—	(2,988)	(17,746)	(591,022)
Net realized gain (loss)	51,692	—	(1)	59,429	190,287
Net change in unrealized appreciation (depreciation)(a)	51,452	72,229	2,867	197,396	(8,560)
Purchases	74,711,247	—	763,199	4,911,760	17,801,629
Sales	(2,315,901)	—	(1,264)	(6,668,477)	(9,103,465)

Closing Balance, as of December 31, 2017	$111,089,503	$365,944	$762,667	$74,533,181	$75,661,334

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017(a)	$51,452	$ 72,229	$ 2,989	$ 197,086	$82,629

	Preferred Securities	U.S. Government Sponsored Agency Securities	Options Purchased	Total
Assets:
Opening Balance, as of September 30, 2017	$324,267	$ —	$—	$243,155,574
Transfers into Level 3	—	—	62,178	2,932,824
Transfers out of Level 3	—	—	—	(63,334,677)
Accrued discounts/premiums	(83)	—	—	(670,249)
Net realized gain (loss)	—	1,574	—	302,981
Net change in unrealized appreciation (depreciation)(a)	79,825	(45,497)	(130,024)	219,688
Purchases	—	2,382,774	67,852	100,638,461
Sales	—	(1,435,646)	—	(19,524,753)

Closing Balance, as of December 31, 2017	$404,009	$ 903,205	$6	$263,719,849

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017(a)	$79,742	$ (43,798)	$(130,024)	$312,305

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Foreign Currency Exchange Contracts
	Assets	Liabilities
Opening Balance, as of September 30, 2017	$—	$—
Transfers into Level 3	—	(62,254)
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	—	62,248
Purchases	—	—
Issues	—	—
Sales	—	—
Settlements	—	—
Closing Balance, as of December 31, 2017	$—	$(6)

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at December 31, 2017(a)	$—	$62,248

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

CONSOLIDATED SCHEDULE OF INVESTMENTS	67

Item 2 — Controls and Procedures

2(a) —	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 — Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date:	February 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date:	February 22, 2018